Filed with the Securities and Exchange Commission on April 3, 2025
REGISTRATION NO. 333-184541
INVESTMENT COMPANY ACT NO. 811-07325

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 27
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 219

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor’s principal executive offices)

CT CORPORATION SYSTEM
3800 NORTH CENTRAL AVENUE, SUITE 460
PHOENIX, ARIZONA 85012
(602) 248-1145
(Name, address and telephone number of agent for service)

COPIES TO:
ELIZABETH L. GIOIA
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 402-1624

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

□	immediately upon filing pursuant to paragraph (b) of Rule 485
⊠	on May 1, 2025 pursuant to paragraph (b) of Rule 485
□	60 days after filing pursuant to paragraph (a)(i) of Rule 485
□	on __________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

□	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRUCO LIFE INSURANCE COMPANY
Pruco Life Flexible Premium Variable Annuity Account
A Prudential Financial Company
751 Broad Street, Newark, NJ 07102-3777

PRUDENTIAL DEFINED INCOME (PDI) VARIABLE ANNUITY

Flexible Premium Deferred Annuity

This prospectus describes a flexible premium deferred annuity offered by Pruco Life Insurance Company (“Pruco Life”, “we”, “our”, “the Company”, or “us”), which we refer to as the Prudential Defined Income Variable Annuity (“Annuity”). The Annuity provides for the potential accumulation of retirement savings and retirement income through annuitization. The Annuity is intended for retirement or other long-term investment purposes.

If you are receiving this prospectus, it is because you currently own the Annuity. The Annuity is no longer offered for new sales.

Please read this prospectus and retain it for future reference.

The Annuity or its investment option and/or features may not be available in all states.

In compliance with U.S. law, we deliver this prospectus to Annuity Owners that currently reside outside of the United States. However, we may not market or offer benefits, features or enhancements to prospective or current Annuity Owners while outside of the United States.

These Annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, and are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in an annuity involves investment risks, including possible loss of value.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.investor.gov.

FOR FURTHER INFORMATION CALL 1-888-PRU-2888 OR VISIT: WWW.PRUDENTIAL.COM/ANNUITIES

Prospectus Dated: May 1, 2025	Statement of Additional Information Dated: May 1, 2025

PDIPROS

GLOSSARY OF TERMS

We set forth here definitions of some of the key terms used throughout this prospectus. In addition to the definitions here, we also define certain terms in the section of the prospectus that uses such terms.

Account Value: The total value of all allocations to the Sub-account on any Valuation Day.

Accumulation Period: The period of time from the Issue Date through the last Valuation Day immediately preceding the Annuity Date.

Annuitant: The natural person upon whose life annuity payments made to the Owner are based.

Annuitization: The process by which you direct us to apply the Account Value to one of the available annuity options to begin making periodic payments to the Owner.

Annuity Date: The date on which we apply your Account Value to the applicable annuity option and begin the payout period. As discussed in the Annuity Options section, there is a date by which you must begin receiving annuity payments, which we call the “Latest Annuity Date.”

Annuity Year: The first Annuity Year begins on the Issue Date and continues through and includes the day immediately preceding the first anniversary of the Issue Date. Subsequent Annuity Years begin on the anniversary of the Issue Date and continue through and include the day immediately preceding the next anniversary of the Issue Date.

Beneficiary(ies): The natural person(s) or entity(ies) designated as the recipient(s) of the Death Benefit or to whom any remaining period certain payments may be paid in accordance with the annuity payout options section of this Annuity.

Code: The Internal Revenue Code of 1986, as amended from time to time and the regulations promulgated thereunder.

Contingent Annuitant: The natural person named to become the Annuitant upon the death of Annuitant prior to the Annuity Date. A Contingent Annuitant may be named only in limited circumstances involving an Annuity issued to a Custodial Account or to a tax-qualified retirement plan.

Contingent Deferred Sales Charge (“CDSC”): This is a sales charge that may be deducted when you make a surrender or take a partial withdrawal from your Annuity. We refer to this as a “contingent” charge because it is imposed only if you surrender or take a withdrawal from your Annuity. The charge is a percentage of each applicable Purchase Payment that is being surrendered or withdrawn.

Custodial Account: A trust or Custodial Account that qualifies as an individual retirement account as defined in Section 408(a) of the Code, including a Roth IRA that satisfies the definitions in Sections 408(a) and 408A of the Code.

Decedent: The person upon whose death the Death Benefit is payable.

Due Proof of Death: Due Proof of Death is satisfied when we receive all of the following in Good Order: (a) a death certificate or similar documentation acceptable to us; (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds (representations may include, but are not limited to, trust or estate paperwork (if needed); consent forms (if applicable); and claims forms from at least one Beneficiary); and (c) any applicable election of the method of payment of the death benefit, if not previously elected by the Owner, by at least one Beneficiary.

Excess Income: All or any portion of a Lifetime Withdrawal that causes cumulative withdrawals in that Annuity Year to exceed the Guaranteed Income Amount for that Annuity Year. Each withdrawal of Excess Income proportionally reduces the Guaranteed Income Amount available for future Annuity Years.

First Death: The first of the Spousal Designated Lives to die.

Good Order: Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our Service Center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and complies with all relevant laws and regulations; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates as we may require. We will notify you if an instruction is not in Good Order.

Guaranteed Income Amount (“GIA”):This is the annual amount of income you are eligible to receive for life under the Guaranteed Income Amount Option described in the section of the Prospectus titled “Defined Income Benefit.” The initial Guaranteed Income Amount is determined by multiplying the applicable Income Percentage by the Account Value on the Issue Date.

Income Growth Rate: The Income Growth Rate is the guaranteed compounded effective rate of return credited to your Guaranteed Income Amount up until your first Lifetime Withdrawal. The Income Growth Rate is set at Annuity issue, and will not change for the life of your Annuity. The rate is an annual effective rate and compounds daily.

Income Percentage: The Income Percentage is used to determine the Guaranteed Income Amount associated with each Purchase Payment when it is allocated to the Annuity. The percentage is based on the attained age of the Single Designated Life, or the younger of the Spousal Designated Lives on the date each Purchase Payment is allocated to the annuity. The Income Percentages are set at Annuity issue and will not change for the life of your Annuity.

Investment Option: The Sub-account as of any given time to which Account Value may be allocated.

Issue Date: The effective date of your Annuity.

Lifetime Withdrawal: Any withdrawal of assets from your Annuity that you do not designate as a Non-Lifetime Withdrawal under the Guaranteed Income Amount. Once you have taken your first Lifetime Withdrawal from the Annuity, all further withdrawals will be deemed to be Lifetime Withdrawals.

Non-Lifetime Withdrawal: A withdrawal of assets from your Annuity that you elect and designate as such by you.

Owner: With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or individual named as having ownership rights in relation to the Annuity.

Portfolio: An underlying mutual fund in which a Sub-account of the Separate Account invests.

Purchase Payment: A cash consideration in currency of the United States of America given to us in exchange for the rights, privileges, and benefits of the Annuity.

Remaining Designated Life: A natural person who must have been listed as one of the Spousal Designated Lives on the Issue Date. A Spousal Designated Life will become the Remaining Designated Life upon the earlier of the First Death or divorce from the other Spousal Designated Life while the Defined Income Benefit is in effect.

Return of Purchase Payment: A feature available if you elected and maintained the single or spousal version of the Defined Income Benefit that, upon the death of the Single Designated Life or the Remaining Designated Life, provides your death benefit will equal the greater of the Account Value or your cumulative Purchase Payments less the effect of withdrawals.

Service Center:The place to which all requests and payments regarding the Annuity are to be sent. We may change the address of the Service Center at any time, and will notify you in advance of any such change of address. Please see “How to Contact Us” in this prospectus for the Service Center address.

Separate Account: Referred to as the “Variable Separate Account” in your Annuity, this is the variable Separate Account(s) shown in the Annuity.

Single Designated Life: The natural person who is the measuring life for the Defined Income Benefit that is designated at purchase of the annuity and cannot be changed for the life of the contract.

Spousal Designated Lives: The natural persons who are the measuring lives for the Defined Income Benefit that are designated at purchase of the annuity and cannot be changed for the life of the contract.

Sub-account: A division of the Separate Account.

Surrender Value: The Account Value, less any applicable CDSC, any applicable tax charges, and any Annual Maintenance Fee.

Traditional Annuity Payment: A payment under an Annuity Payout Option other than the Guaranteed Income Amount option.

Unit: A share of participation in the Sub-account used to calculate your Account Value prior to the Annuity Date.

Unit Value: Each Variable Sub-account has a separate value for its Units (this is analogous to, but not the same as, the share price of a mutual fund).

Valuation Day: Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued, not including any day: (1) trading on the NYSE is restricted; (2) an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or (3) the SEC, by order, permits the suspension or postponement for the protection of security holders.

we, us, our, the Company: Pruco Life Insurance Company.

you, your: The Owner(s) shown in the Annuity.

KEY INFORMATION

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals

If you withdraw money from the Annuity within 7 years following your last premium payment, you may be assessed a surrender charge. The maximum surrender charge is 7% of the premium payment, and a surrender charge may be assessed up to 7 years after the last premium payment under the Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.
For more information on surrender charges, please refer to the “Charges” section of this prospectus.

Transaction Charges

In addition to surrender charges, you may also be charged for other transactions. Charges may be applied to transfers (if more than 20 in an Annuity Year) if we make two or more investment options available under the Annuity or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the “Charges” section of this prospectus.

Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract Fees	1.900%*	2.642%*
	Investment options (Portfolio fees and expenses)	0.58%	0.74%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	None	None

* Charge based on average daily net assets allocated to the Sub-account.
Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges.
This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost $1,718	Highest Annual Cost $3,409
Assumes: Investment of $100,000 5% annual appreciation Least expensive Portfolio fees and expenses No optional benefits No sales charges No additional purchase payments, transfers or withdrawals

Assumes:

  Investment of $100,000

  5% annual appreciation

  Most expensive combination of optional benefits and Portfolio fees and expenses

  No sales charges

  No additional purchase payments, transfers or withdrawals

For more information on transaction charges, please refer to the “Fee Table” section of this prospectus.

Risks
Risk of Loss	You can lose money by investing in the Annuity. For more information on the risk of loss, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Not a Short-Term Investment

The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
For more information on the short-term investment risks, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.

Risks Associated with Investment Options

An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the investment option available under the Annuity. You should review the investment option before making an investment decision.
For more information on the risks associated with investment options, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.

Insurance Company Risks

An investment in the Annuity is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company is available upon request. Such requests can be made by calling 1-888-PRU-2888.
For more information on the insurance company risks, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.

Restrictions
Investments

Charges may be applied to transfers if we make two or more investment options available under the Annuity (if more than 20 in an Annuity Year) or if state or local premium taxes are assessed.
We reserve the right to remove or substitute Portfolios as investment options.
We may impose limitations on an investment professional’s or investment advisor’s ability to request financial transactions on your behalf.
For more information on investment and transfer restrictions, please refer to the “Charges" section, “Appendix A”, and the “What are the Separate Accounts?” section of this prospectus.

Optional Benefits

There are no optional benefits available in this product.
For more information on available benefits under the Annuity, please refer to the “Benefits Available Under the Contract” section of this prospectus.

Taxes
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Annuity. There is no additional tax benefit if you purchase the Annuity through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to a 10% additional tax for distributions taken prior to age 59½.
For more information on tax implications, please refer to the “Taxes” section of this prospectus.

Conflicts of Interest
Investment Professional Compensation

Investment professionals may receive compensation for selling the Annuity to investors and may have a financial incentive to offer or recommend the Annuity over another investment. This compensation is paid in the form of commissions, based on the amount of your investment in the Annuity.
For more information on investment professional compensation, please refer to the “Who Distributes The Annuities?” section of this prospectus.

Exchanges

Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. This Annuity is no longer sold.
For more information on exchanges, please refer to the “Who Distributes The Annuities?” section of this prospectus.

OVERVIEW OF THE CONTRACT

The Annuity referenced in this prospectus and any applicable riders is no longer available for new sales and re-elections.

The Annuity is a long-term investment designed for long-term retirement purposes because it allows you to accumulate retirement savings and also offers annuity payment options when you are ready to begin receiving income. This Annuity is a “flexible premium deferred annuity.” It is called “flexible premium” because you have considerable flexibility in the timing and amount of premium payments. Generally, investors “defer” receiving annuity payments until after an Accumulation Period. This Annuity may be appropriate for investors accumulating retirement savings on a tax deferred basis and would seek guaranteed income through an annuity payment option.

The Annuity has one Investment Option, the AST Multi-Sector Fixed Income Portfolio, which seeks to maximize total return consistent with the preservation of capital. Unlike many other annuity contracts, the Annuity does not provide a diverse set of investment choices that would provide the option to allocate money among a variety of investment choices with different investment styles, objectives, strategies and risks.

The Defined Income Benefit is a guaranteed lifetime withdrawal benefit, under which, subject to the terms of the benefit, we guarantee you the ability to take an annual withdrawal amount until the death of a certain designated life (or lives) regardless of the impact of Sub-account performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. Payments are available as an income option (the “Guaranteed Income Option”). The Defined Income Benefit also provides for a death benefit equal to the greater of the Account Value and the Return of Purchase Payments Amount, subject to its terms.

While the Defined Income Benefit is in effect, a change in the Owner/Annuitant designations may cause the Defined Income Benefit to terminate, and you would lose all associated benefits. You should carefully consider whether to purchase the Annuity if you anticipate changing the Owner/Annuitant designations. Please see “Change of Owner, Annuitant and Beneficiary Designations” for more information.The Defined Income Benefit is neither optional nor revocable. Please speak to your financial professional for further details.

The Annuity features two distinct phases—the accumulation period and the payout period. We limit subsequent Purchase Payments to the first 90 days after Issue Date. You can receive income by taking withdrawals or electing Traditional Annuity Payments. Withdrawals may be subject to tax, and may be subject to a Contingent Deferred Sales Charge.

If you elect to receive Traditional Annuity Payments, you convert your Account Value into a stream of future payments. This means you no longer have an Account Value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs as described in “Annuity Period”.

During the payout period (after Annuitization), you can elect to receive annuity payments (1) for life with a guaranteed minimum number of payments or (2) for a guaranteed number of payments. We currently make annuity payments available on a fixed basis. After Annuitization, the Death Benefit described in this prospectus will no longer apply. We reserve the right to make available other annuity options. See the “Annuity Period” section of this prospectus.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Annuity. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Annuity, surrender or make withdrawals from the Annuity, or transfer Account Value between investment options. State premium taxes may also be deducted. These fees and charges are described in more detail within this prospectus in the “Charges” section.

Transaction Expenses	Maximum
Sales Charge Imposed on Purchases	None
Contingent Deferred Sales Charge (as a percentage of each Purchase Payment)[1]	7.0%
Transfer Fee[2]	$10.00
1.	The years referenced in the above CDSC tables refer to the length of time since a Purchase Payment was made (i.e., the age of the Purchase Payment). Contingent Deferred Sales Charges are applied against the Purchase Payment(s) being withdrawn. Thus, the appropriate percentage is multiplied by the Purchase Payment(s) being withdrawn to determine the amount of the CDSC. Purchase Payments are withdrawn on a “first-in, first-out” basis.
2.	If in the future we make two or more Investment Options available under the Annuity, we may allow transfer privileges and we may impose transfer restrictions and transfer fees after the 20th transfer each Annuity Year.

The following Contingent Deferred Sales Charge percentages apply based on the year of the surrender or withdrawal:

Less than 1 Year	1 Year or more but less than 2 Years	2 Years or more but less than 3 Years	3 Years or more but less than 4 Years	4 Years or more but less than 5 Years	5 Years or more but less than 6 Years	6 Years or more but less than 7 Years	7 Years or more
7.0%	7.0%	6.0%	6.0%	5.0%	5.0%	5.0%	0.0%

The next table describes the maximum fees and expenses that you will pay each year during the time that you own the Annuity (not including Portfolio fees and expenses). Your current fees and expenses may be less than the maximum.

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Annuity Expenses	Maximum
Administrative Expenses[1] (assessed annually on the Annuity’s anniversary date or upon surrender)	Lesser of $50 or 2% of Account Value
Base Contract Expenses2,[3] (based on the average daily net assets of the Sub-accounts)	2.60%
1.	The Administrative Expense is referred to as “Annual Maintenance Fee” elsewhere in this Prospectus. The Administrative Expense is only applicable if the sum of the Purchase Payments at the time the fee is due is less than $100,000.
2.	The Base Contract Expense is referred to as “insurance charge” elsewhere in this Prospectus. The Base Contract Expenses includes the maximum charge of 1.50% for the Defined Income Benefit. The charge for the Defined Income Benefit covers the Guaranteed Income Amount Option and will continue to apply until the Annuity is fully surrendered, a death benefit is payable, or Traditional Annuity Payments begin.
3.	The Defined Income Benefit Charge may be increased one or more times on or after the 7th anniversary of the Issue Date up to the maximum annual rate of 1.50%. We will notify you in advance of any change to the charge and you will be given an opportunity to “opt out” of any charge increase subject to certain conditions

The next item shows the maximum total operating expenses charged by the Portfolio that you may pay periodically during the time that you own the Annuity. More information about the Portfolio, including its annual expenses, may be found in Appendix A of this prospectus.

Annual Portfolio Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	Minimum	Maximum
	0.58%	0.74%

Example

These Examples are intended to help you compare the cost of investing in the Annuity with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Annuity Expenses, and Annual Portfolio Expenses.

The Example assumes that you invest $100,000 in the annuity contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and the maximum Annual Portfolio Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming maximum fees and expenses of any of the portfolios available with the benefit				Assuming minimum fees and expenses of any of the portfolios available with the benefit
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your annuity at the end of the applicable time period:	$10,409	$16,383	$22,570	$36,510	$10,249	$15,912	$21,800	$35,057
If you annuitize your annuity at the end of the applicable time period:	$3,409	$10,383	$17,570	$36,510	$3,249	$9,912	$16,800	$35,057
If you do not surrender your annuity at the end of the applicable time period:	$3,409	$10,383	$17,570	$36,510	$3,249	$9,912	$16,800	$35,057

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The risks identified below are the principal risks of investing in the Annuity. The Annuity may be subject to additional risks other than those identified and described in this prospectus.

Risks Associated with Variable Investment Options. You take all the investment risk for amounts allocated to the Sub-account, which invests in the Portfolio. If the Sub-account increases in value, then your Account Value goes up; if it decreases in value, your Account Value goes down. How much your Account Value goes up or down depends on the performance of the Portfolio in which your Sub-account invests. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the Portfolio which has its own unique risks.

Insurance Company Risk. No company other than Pruco Life has any legal responsibility to pay amounts that Pruco Life owes under the Annuity. You should look to the financial strength of Pruco Life for its claims-paying ability. Pruco Life is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Pruco Life and our ability to conduct business and process transactions. Although Pruco Life has business continuity plans, it is possible that the plans may not operate as intended or required and that Pruco Life may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.

Possible Adverse Tax Consequences. The tax considerations associated with the Annuity vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Annuity, you should consult with a qualified tax advisor for complete information and advice. For example, distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain.

Possible Fees on Access to Account Value. We may apply fees if you access your Account Value during the Accumulation Period or surrender your Annuity. For example, in addition to possible tax consequences discussed above, you may incur fees for accessing your Account Value such as a Contingent Deferred Sales Charge, Annual Maintenance Fee, Tax Charge.

Not a Short-Term Investment. The Annuity is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.

Effect of Withdrawals on Benefits. A withdrawal may reduce the amount of your Benefit on more than a dollar-for-dollar basis.

Death Benefit Risk. While each Annuity provides a Death Benefit, the amount of that benefit is subject to investment gains and losses and is reduced for any withdrawals you take.

Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Annuity. An investment in the Annuity is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GENERAL DESCRIPTION OF REGISTRANT, DEPOSITOR, AND PORTFOLIO COMPANIES

WHO IS PRUCO LIFE?

Pruco Life Insurance Company (“Pruco Life”) is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York. Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”), a New Jersey stock life insurance company that has been doing business since 1875. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”), a New Jersey insurance holding company. No company other than Pruco Life has any legal responsibility to pay amounts that Pruco Life owes under its annuity contracts. Among other things, this means that where you participate in an optional living benefit or death benefit and the value of that benefit exceeds your current Account Value, you would rely solely on the ability of Pruco Life to make payments under the benefit out of its own assets. As Pruco Life’s ultimate parent, Prudential Financial, however, exercises significant influence over the operations and capital structure of Pruco Life.

Pursuant to the delivery obligations under Section 5 of the Securities Act of 1933 and Rule 159 thereunder, we deliver this prospectus to current contract owners that reside outside of the United States. In addition, we may not market or offer benefits, features or enhancements to prospective or current contract owners while outside of the United States.

Service Providers

Pruco Life conducts the bulk of its operations through staff employed by it or by affiliated companies within the Prudential Financial family. Certain discrete functions have been delegated to non-affiliates that could be deemed “service providers” under the Investment Company Act of 1940. The entities engaged by Pruco Life may change over time. As of December 31, 2024, non-affiliated entities that could be deemed service providers to Pruco Life and/or an affiliated insurer within the Pruco Life business unit consisted of those set forth in the table below.

Name of Service Provider	Services Provided	Address
Broadridge Investor Communication	Proxy services and regulatory mailings	51 Mercedes Way, Edgewood, NY, 11717
Docufree Corporation	Records management and administration of annuity contracts Mail receipt / Imaging, check deposits, pricing, ahoc mailings.	10 Ed Preate Drive, Moosic PA, 18507
EXL Service Holdings, Inc	Administration of annuity contracts	350 Park Avenue, 10th Floor, New York, NY, 10022
Guidehouse	Claim related services	1676 International Drive Suite 800, McLean, VA, 22102
National Financial Services	Clearing and settlement services for Distributors and Carriers.	900 Salem St, Smithfield, RI, 02917
Open Text, Inc	Fax Services	2440 Sand Hill Rd. Suite 302, Menlo Park, CA, 94025
PERSHING LLC	Clearing and settlement services for Distributors and Carriers.	One Pershing Plaza, Jersey City, NJ, 07399
The Depository Trust Clearinghouse Corporation	Clearing and settlement services for Distributors and Carriers.	570 Washington Boulevard, Jersey City, NJ, 07310
Thomson Reuters	Tax reporting services	3 Times Square, New York, NY, 10036
Universal Wilde	Composition, printing, and mailing of contracts and benefit documents	135 Will Drive, Canton, MA, 02021

WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?

Each underlying Portfolio is registered as an open-end management investment company under the Investment Company Act. Shares of the underlying Portfolios are sold to Separate Accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights

We are the legal owner of the shares of the underlying Portfolios in which the Sub-accounts invest. However, under current SEC rules, you have voting rights in relation to Account Value allocated to the Sub-accounts. If an underlying Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their Annuity. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as “mirror voting” because, as indicated

in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the Separate Account of an affiliated insurer). In addition, because all the shares of a given Portfolio held within the Separate Account are legally owned by us, we intend to vote all of such shares when that underlying Portfolio seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying Portfolio’s shareholder meeting and toward the ultimate outcome of the vote. Thus, under “mirror voting,” it is possible that the votes of a small percentage of Owners who actually vote will determine the ultimate outcome.

We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available variable investment options or to approve or disapprove an investment advisory contract for a Portfolio. In addition, we may disregard voting instructions that would require changes in the investment policy or investment advisor of one or more of the Portfolios associated with the available variable investment options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action in the next available annual or semi-annual report.

We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying Portfolio has requested a “proxy” vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying Portfolio that require a vote of shareholders. We reserve the right to change the voting procedures described above if applicable SEC rules change.

Similar Funds

The Portfolios are not publicly traded mutual funds. They are only available as investment options in variable annuity contracts and variable life insurance policies issued by insurance companies, or in some cases, to participants in certain qualified retirement plans. However, some of the Portfolios available as Sub-accounts under the variable annuity contracts and variable life insurance policies are managed by the same advisor or subadvisor as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its inception. Certain retail mutual funds may also have been modeled after a Portfolio. While the investment objective and policies of the retail mutual funds and the Portfolios may be substantially similar, the actual investments will differ to varying degrees. Differences in the performance of the funds can be expected, and in some cases could be substantial. You should not compare the performance of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account.

Material Conflicts

In the future, it may become disadvantageous for Separate Accounts of variable life insurance and variable annuity contracts to invest in the same underlying Portfolios. Neither the companies that invest in the Portfolios nor the Portfolios currently foresee any such disadvantage. The Board of Directors for each Portfolio intends to monitor events in order to identify any material conflict between variable life insurance policy owners and variable annuity contract owners and to determine what action, if any, should be taken. Material conflicts could result from such things as:

1.	changes in state insurance law;

2.	changes in federal income tax law;

3.	changes in the investment management of any variable investment option; or

4.	differences between voting instructions given by variable life insurance policy owners and variable annuity contract owners.

Fees and Payments Received by Us

As detailed below, we and our affiliates receive substantial payments from the underlying Portfolios and/or related entities, such as the Portfolios’ advisors and subadvisors. Because these fees and payments are made to us and our affiliates, allocations you make to the underlying Portfolios benefit us financially. In selecting Portfolios available under the Annuity, we consider the payments that will be made to us.

We may receive Rule 12b-1 fees which compensate us and our affiliate, Prudential Annuities Distributors, Inc., for distribution and administrative services. These fees are paid by the underlying Portfolio out of each Portfolio’s assets and are therefore borne by Owners.

We may also receive administrative services payments from the Portfolios or the advisors of the underlying Portfolios or their affiliates, which are referred to as “revenue sharing” payments. The maximum combined 12b-1 fees and revenue sharing payments we receive with respect to a Portfolio are generally equal to an annual rate of 0.55% of the average assets allocated to the Portfolio under the Annuity (in certain cases, however, this amount may be equal to an annual rate of 0.60% of the average assets allocated to the Portfolio). We expect to make a profit on these fees and payments and consider them when selecting the Portfolios available under the Annuity.

In addition, an advisor or subadvisor of a Portfolio or a distributor of the Annuity (not the Portfolios) may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the Annuity. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms’ registered representatives, and creating marketing material discussing the Annuity, available options, and underlying Portfolios. The amounts paid depend on the nature of the meetings, the number of meetings attended by the advisor, subadvisor, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the advisor’s, subadvisor’s or distributor’s participation. These payments or reimbursements may not be offered by all advisors, subadvisors, or distributors and the amounts of such payments may vary between and among each advisor, subadvisor, and distributor depending on their respective participation. We may also consider these payments and reimbursements when selecting the Portfolios available under the Annuity. For the annual period ended December 31, 2024, with regard to the total annual amounts that were paid (or as to which a payment amount was accrued) under the kinds of arrangements described in this paragraph, the amounts for any particular advisor, subadvisor or distributor ranged from $172.15 to $275,000. These amounts relate to all individual variable annuity contracts issued by Pruco Life or its affiliates, not only the Annuity covered by this prospectus.

In addition to the payments that we receive from underlying Portfolios and/or their affiliates, those same Portfolios and/or their affiliates may make payments to us and/or other insurers within the Prudential Financial group related to the offering of investment options within variable annuities or life insurance offered by different Prudential business units.

WHAT IS THE VARIABLE INVESTMENT OPTION?

The AST Multi-Sector Fixed Income Portfolio is the only Investment Option available under the Annuity. Please refer to Appendix A for certain information regarding the Portfolio, including (i) its name, (ii) its type (e.g., money market fund, bond fund, balanced fund, etc.), (iii) its investment advisor and any subadvisor, (iv) current expenses, and (v) performance. There is no guarantee that the underlying Portfolio will meet its investment objective. The Portfolio has issued a prospectus that contains more detailed information about the Portfolio. The prospectus for the Portfolio can be found online at www.prudential.com/regdocs/PLAZ-PRUDEFINEDINC-USP. You can also request this information at no cost by calling 1-888-PRU-2888.

CHARGES

The charges under the Annuity are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the Annuity. They are also designed, in the aggregate, to compensate us for the risks of loss we assume. If, as we expect, the charges that we collect from the Annuity exceed our total costs in connection with the Annuity, we will earn a profit. Otherwise we will incur a loss. For example, Pruco Life may make a profit on the insurance charge if, over time, the actual costs of providing the guaranteed insurance obligations and other expenses under the Annuity are less than the amount we deduct for the insurance charge. To the extent we make a profit on the insurance charge, such profit may be used for any other corporate purpose.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In general, a given charge under the Annuity compensates us for our costs and risks related to that charge and may provide for a profit. However, it is possible that with respect to a particular obligation we have under this Annuity, we may be compensated not only by the charge specifically tied to that obligation, but also from one or more other charges we impose.

With regard to charges that are assessed as a percentage of the value of the Sub-account, please note that such charges are assessed through a reduction to the Unit Value of your investment in the Sub-account, and in that way reduce your Account Value.

Insurance Charge:We deduct an insurance charge daily based on the annualized rate shown in the “Fee Table” section in this prospectus. The charge is assessed against the assets allocated to the Sub-account. The insurance charge is the combination of the Mortality & Expense Risk Charge, the Administration Charge and the Defined Income Benefit Charge. The insurance charge is intended to compensate Pruco Life for providing the insurance benefits under the Annuity, including the Annuity's Death Benefit that provides guaranteed benefits to your Beneficiaries even if your Account Value declines, and the risk that persons to whom we guarantee annuity payments will live longer than our assumptions. The charge also covers our administrative costs associated with providing the Annuity benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. The charge covers the risk that our assumptions about the mortality risks and expenses under the Annuity are incorrect and that we have agreed not to increase these charges over time despite our actual costs. Finally, the charge compensates Pruco Life for providing the insurance benefits provided under the Defined Income Benefit, Guarantee Payments, and the Return of Purchase Payments Death Benefit.

The Defined Income Benefit Charge:As described in the “Fee Table” section in this prospectus, the Defined Income Benefit Charge can be increased one or more times at any time on or after the 7th anniversary of your Issue Date up to the maximum amount reflected therein. We will notify you in advance of any change in the Charge. You will have the option of refusing any charge increase.

If you elect to opt-out of the charge increase, your Guaranteed Income Amount will be permanently reduced by 5% on the next anniversary of your Issue Date, and the Defined Income Benefit Charge will continue at the present rate.

If you wish to opt-out, you must notify us within the stated time period described in our notice to you. When we receive your opt-out request, we will send you a form confirming the estimated dollar amount of the 5% Guaranteed Income Amount reduction. If, at that time, you would still like to elect the opt-out, you must sign and return the form to us at our Service Center in Good Order. Please keep in mind that opting out of the charge increase will have a negative impact to your Guaranteed Income Amount. You may want to consult with your financial professional to determine whether opting out is in your best interest.

Also, please keep in mind that while you are receiving your Guaranteed Income Amount its value remains constant, however the amount deducted from your Account Value for the insurance charge may vary due to fluctuations of your Account Value.

If you are receiving this prospectus as a current owner having purchased the Annuity prior to April 28, 2014, the ability to opt-out of a charge increase is not provided for in your contract. For these contracts, the fee shall not be increased unless and until an amended rider is provided to the contract owner. Notwithstanding this, if we decide to increase the charge, we will make the opt-out available to contract owners who purchased prior to April 28, 2014.

The Defined Income Benefit is neither optional nor revocable. However, if the Defined Income Benefit terminates according to the terms of the benefit, the Defined Income Benefit Charge will no longer be assessed. We will not refund any charges you have paid.

Benefits Available Under the Annuity.For information about the benefits available under the Annuity and their corresponding charges, please see the section titled “Benefits Available Under the Annuity” of this prospectus.

Fees and Expenses Incurred by the Portfolio: The Portfolio incurs total annualized operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees or short sale expenses that may apply. These fees and expenses are reflected daily by the Portfolio before it provides Pruco Life with the net asset value as of the close of business each Valuation Day. More detailed information about fees and expenses can be found in the prospectus for the Portfolio.

Annual Maintenance Fee: Prior to Annuitization, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is equal to $50 or 2% of your Account Value, whichever is less. This fee compensates us for administrative and operational costs in connection with the Annuity, such as maintaining our internal systems that support the Annuity. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender unless the surrender is taken within 30 days of the most recently assessed Annual Maintenance Fee. The fee is taken from the Sub-account. The Annual Maintenance Fee is only deducted if the sum of the Purchase Payments at the time the fee is deducted is less than $100,000. We do not impose the Annual Maintenance Fee upon Annuitization (unless Annuitization occurs on an Annuity anniversary), or the payment of a Death Benefit.

Contingent Deferred Sales Charge (“CDSC”): The CDSC reimburses us for expenses related to sales and distribution of the Annuity, including commissions, marketing materials and other promotional expenses. We may deduct a CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn. The CDSC percentage varies with the number of years that have elapsed since each Purchase Payment being withdrawn was made. If a withdrawal is effective on the day before the anniversary of the date that the Purchase Payment being withdrawn was made, then the CDSC percentage as of the next following year will apply.

Less than 1 Year	1 Year or more but less than 2 Years	2 Years or more but less than 3 Years	3 Years or more but less than 4 Years	4 Years or more but less than 5 Years	5 Years or more but less than 6 Years	6 Years or more but less than 7 Years	7 Years or more
7.0%	7.0%	6.0%	6.0%	5.0%	5.0%	5.0%	0.0%

With respect to a partial withdrawal, we calculate the CDSC by assuming that partial withdrawals are taken from Purchase Payments on a first-in, first-out basis, and subsequently from any other Account Value in the Annuity (such as gains). The CDSC calculation is applied to the Purchase Payments as they are being withdrawn. For example, assume you purchase your Annuity with a $75,000 initial Purchase Payment and you make no subsequent Purchase Payments for the life of your Annuity. Also assume that two years after the purchase, your Account Value is $85,000 ($75,000 of Purchase Payment plus $10,000 of investment gain) and you take a Non-Lifetime Withdrawal of $50,000. The $50,000 Non-Lifetime Withdrawal would be taken from your $75,000 Purchase Payment and the CDSC would be assessed against the same amount - $50,000 × 0.06 = $3,000. If the Non-Lifetime Withdrawal had exceeded the available Purchase Payments, any remaining withdrawal amounts would have been taken from gains. CDSC is not assessed against Lifetime Withdrawals, as described below.

Gross Withdrawal or Net Withdrawal. Generally, you can request either a gross withdrawal or a net withdrawal. If, however, you are taking your Guaranteed Income Amount through our systematic withdrawal program, you will only be permitted to take that withdrawal on a gross basis. In a gross withdrawal scenario, you request a specific withdrawal amount with the understanding that the amount you receive is reduced by any applicable CDSC as well as any applicable tax withholding. In a net withdrawal scenario, you request a withdrawal for the exact dollar amount you want to receive after the deduction for any applicable CDSC as well as any applicable tax withholding. This means that an amount greater than the amount of your requested net withdrawal will be deducted from your Account Value, if there is any CDSC and/or tax withholding. To make sure that you receive the net withdrawal amount, we first calculate the corresponding gross withdrawal amount, including the applicable CDSC and/or tax withholding. We then apply any CDSC and/or tax withholding. As a result, in this example, the total withdrawal amount will be greater for a net withdrawal as compared to a gross withdrawal for the same dollar amount requested.

•	If you request a gross withdrawal of $50,000 as described in the example above, and without any consideration to tax withholding, the amount of the CDSC will reduce the amount of the withdrawal you receive. In this example, the CDSC would equal $3,000 ($50,000 × 0.06 = $3,000). You would receive $47,000 ($50,000 - $3,000). To determine your remaining Account Value after your withdrawal, we reduce your initial Account Value by the amount of your requested withdrawal. In this case, your Account Value would be $35,000 ($85,000 – $50,000).

•	If you request a net withdrawal of $50,000, without any consideration to tax withholding, we first determine the gross withdrawal amount that will need to be withdrawn in order to provide the requested payment amount. Here is the calculation: $50,000 / (1 – 0.06) = $53,191.49. This is the total amount to which the CDSC will apply. The amount of CDSC is $3,191.49 ($53,191.49 × 0.06 = $3,191.49). Therefore, in order for you to receive the full $50,000 amount as a net withdrawal, we will deduct $53,191.49 from your Account Value, resulting in a remaining Account Value of $31,808.51 ($85,000 - $53,191.49).

Under the Defined Income Benefit, Non-Lifetime Withdrawals, excluding those designated as Required Minimum Distributions, are subject to any applicable CDSC, as described above. Lifetime Withdrawals in an Annuity Year that, in total, do not exceed the Guaranteed Income Amount are not subject to a CDSC. However, each withdrawal of Excess Income under the Defined Income Benefit is subject to any applicable CDSC. Withdrawals of Excess Income will reduce the benefits under the Defined Income Benefit. (Please see the “Defined Income Benefit” and “Death Benefit Under the Defined Income Benefit” sections of this prospectus for information on the impact of withdrawals of Excess Income.) Please be aware that under the Defined Income Benefit: (a) for a gross withdrawal, if the amount requested exceeds the Guaranteed Income Amount, the excess portion will be treated as Excess Income and (b) for a net withdrawal, if the amount you receive plus the amount of the CDSC deducted from your Account Value exceeds the Guaranteed Income Amount, the excess portion will be treated as Excess Income.

Upon surrender, we calculate a CDSC based on any Purchase Payments that remain in your Account Value on the date of the surrender (and after all other withdrawals have been taken). If you have made prior partial withdrawals or if your Account Value has declined in value due to negative market performance, the Purchase Payments being withdrawn may be greater than your remaining Account Value. Consequently, a higher CDSC may result than if we had calculated the CDSC as a percentage of remaining Account Value.

We may waive any applicable CDSC under certain circumstances described in “Exceptions/Reductions to Fees and Charges.”

Tax Charge: Some states, municipalities and other jurisdictions charge premium taxes or similar taxes on annuities that we are required to pay. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. We currently deduct the Tax Charge from the Account Value upon Annuitization. The Tax Charge is designed to approximate the taxes that we are required to pay and is assessed as a percentage of the Account Value. The Tax Charge currently ranges up to 3.5%. We reserve the right to deduct the Tax Charge from Purchase Payments when received or from Surrender Value upon surrender. “Surrender Value” refers to the Account Value less any applicable CDSC, any applicable tax charges and any Annual Maintenance Fee. We may also assess a charge equal to any Company Taxes or other taxes which may be imposed against the Separate Accounts.

Company Taxes: We pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the Annuity. We will periodically review the issue of charging for taxes, and we may charge for taxes in the future. We reserve the right to impose a charge for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the administration of the Annuity, including any tax imposed with respect to the operation of the Separate Account or General Account.

In calculating our corporate income tax liability, we may derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract Owners are not the Owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the Annuity. We reserve the right to change these tax practices.

TRADITIONAL ANNUITY PAYMENT OPTION CHARGES

If you select a fixed payment option shown in the section of this prospectus titled “Traditional Annuity Payment Options,” upon Annuitization, the amount of each fixed payment will depend on the Account Value of your Annuity when you elected to annuitize. There is no specific charge deducted from these payments; however, the amount of each annuity payment reflects assumptions about our insurance expenses. Also, a tax charge may apply.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES

We may reduce or eliminate certain fees and charges or alter the manner in which the particular fee or charge is deducted. For example, we may reduce the amount of any CDSC or the length of time it applies, reduce or eliminate the amount of the Annual Maintenance Fee or reduce the portion of the total insurance charge that is deducted as an Administration Charge. We will not discriminate unfairly between Annuity purchasers if and when we reduce any fees and charges.

GENERAL DESCRIPTION OF CONTRACTS

CHANGE OF OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS

Subject to the limitations described below, in general, you may change the Owner, Annuitant and Beneficiary designations by sending us a request in Good Order, which will be effective upon receipt at our Service Center. As of the Valuation Day we receive an ownership change, including an assignment, any withdrawal programs will be canceled. The new Owner must submit the applicable program enrollment if they wish to participate in such a program. Where allowed by law, such changes will be subject to our acceptance. Any change we accept is subject to any transactions processed by us before we receive the notice of change at our Service Center.

While the Defined Income Benefit is in Effect

If you have the Single version of the Defined Income Benefit, any change of the Annuitant under the Annuity will result in the cancellation of the Defined Income Benefit. Similarly, any change of Owner will result in cancellation of the Defined Income Benefit, except if (a) the new Owner has the same taxpayer identification number as the previous Owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.

If you have the Spousal version of the Defined Income Benefit, a change to the Owner or Annuitant will result in the cancellation of the Defined Income Benefit in all cases, except as follows: (a) if one Owner dies and the Remaining Designated Life assumes the Annuity, or (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of Beneficiary designations under this benefit, however, if the Beneficiary is changed, the benefit may not be eligible to be continued upon the First Death. If the Spousal Designated Lives divorce, the Defined Income Benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Spousal Designated Life upon re-marriage.

If the Defined Income Benefit Terminates

If the Defined Income Benefit terminates, you would lose all guarantees provided by the Defined Income Benefit, and thus the ability to withdraw the Guaranteed Income Amount and receive the Death Benefit with the Return of Purchase Payments Amount. We will cease to deduct the Defined Income Benefit charge after the Benefit terminates. However we will not refund any Defined Income Benefit charges previously assessed. If the Defined Income Benefit terminates, you will not be able to re-elect the benefit later. If the Defined Income Benefit terminates, you will still have the right to annuitize the Account Value. Depending on the tax status of the annuity, you may receive tax deferral prior to Annuitization. You should carefully consider purchasing the Annuity if you anticipate changing the Owner/Annuitant designations. You may name a new Beneficiary(ies), subject to the other limitations on Beneficiary designations noted above with respect to Spousal Designated Lives and a Remaining Designated Life. However, such new Beneficiary(ies) will not be a Spousal Designated Life, and would therefore result in the Defined Income Benefit terminating at the death of the Remaining Designated Life.

In general, you may change the Owner, Annuitant, and Beneficiary designations as indicated above, and also may assign the Annuity. We will allow changes of ownership and/or assignments only if the Annuity is held exclusively for the benefit of the Annuitant or Contingent Annuitant. We accept assignments of Non-qualified Annuities only. We assume no responsibility for the validity or tax consequences of any change of ownership. We will reject the following proposed change of Owner, Annuitant, or Beneficiary, as well as any proposed assignment of the Annuity:

•	a new Annuitant prior to the Annuity Date if the Owner is an entity;

•	a new Owner such that the new Owner is older than the age for which we would then issue the Annuity as of the effective date of such change, unless the change of Owner is the result of spousal continuation;

•	a new Owner or Annuitant that is a certain ownership type, including but not limited to corporations, partnerships, endowments, or grantor trusts with more than two grantors; and

•	a new Annuitant for an Annuity issued to a grantor trust where the new Annuitant is not the oldest grantor of the trust.

We will also reject a proposed change where the proposed Owner, Annuitant, Beneficiary or assignee is any of the following:

•	a company(ies) that issues or manages viatical or structured settlements;

•	an institutional investment company;

•	an Owner with no insurable relationship to the Annuitant or Contingent Annuitant (a “Stranger-Owned Annuity” or “STOA”); or

•	a change in designation(s) that does not comply with or that we cannot administer in compliance with Federal and/or state law.

We will implement this right on a non-discriminatory basis and to the extent allowed by state law, but are not obligated to process your request within any particular time frame.

Spousal Designations

If an Annuity is co-owned by spouses, we do not offer Joint Tenants with Rights of Survivorship (JTWROS). Both owners would need to be listed as the primary beneficiaries for the surviving spouse to maintain the contract unless you designate a different Beneficiary. Note that any division of your Annuity due to divorce will be treated as a withdrawal and CDSC may apply. If CDSC is applicable, it cannot be divided between the owner and the non-owner ex-spouse. The non-owner ex-spouse may decide whether he or she would like to use the withdrawn funds to purchase a new Annuity that is then available to new contract owners. Depending upon the method used for the division of the Annuity, the CDSC may be applied to the existing or new Annuity. Please consult with your tax advisor regarding your personal situation if you will be transferring or dividing your Annuity pursuant to a divorce.

The federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.

Please consult with your tax or legal advisor before electing the Spousal Benefit for a domestic partner or civil union partner.

Contingent Annuitant

Generally, if an Annuity is owned by an entity and the entity has named a Contingent Annuitant, the Contingent Annuitant will become the Annuitant upon the death of the Annuitant, and no death benefit is payable. Unless we agree otherwise, the Annuity is only eligible to have a Contingent Annuitant designation if the entity which owns the Annuity is (1) a plan described in Code Section 72(s)(5)(A)(i) (or any successor Code section thereto); (2) an entity described in Code Section 72(u)(1) (or any successor Code section thereto); or (3) a Custodial Account established to hold retirement assets for the benefit of the natural person Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”).

Where the Annuity is held by a Custodial Account, the Contingent Annuitant will not automatically become the Annuitant upon the death of the Annuitant. Upon the death of the Annuitant, the Custodial Account will have the choice, subject to our rules, to either elect to receive the Death Benefit or elect to continue the Annuity.

See “Spousal Continuation of Annuity” for more information about how the Annuity can be continued by a Custodial Account.

ANNUITY PERIOD

Annuitization involves converting your Account Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin any payment upon death is determined solely under the terms of the applicable annuity payment option, and you no longer participate in the Defined Income Benefit (unless you have annuitized or began payments under one of the payment options under that benefit). We currently make annuity options available that provide fixed annuity payments. Fixed annuity payments provide the same amount with each payment. You must annuitize your entire Account Value; partial Annuitizations are not allowed.

You have a right to choose your annuity start date, provided that it is no later than the first day of the calendar month next following the 95th birthday of the oldest of any Owner and Annuitant whichever occurs first (“Latest Annuity Date”) and no earlier than the earliest permissible Annuity Date. You may choose one of the Annuity Options described below, and the frequency of annuity payments. You may change your choices before the Annuity Date. If you have not provided us with your Annuity Date in writing, then your Annuity Date will be the Latest Annuity Date. Certain annuity options and/or periods certain may not be available, depending on the age of the Annuitant. If a CDSC is still remaining on your Annuity, any period certain must be at least 10 years (or the maximum period certain available, if life expectancy is less than 10 years). For qualified annuities, the period certain option may be limited to 10 years or less depending on the circumstances.

If needed, we will require proof in Good Order of the Annuitant’s age before commencing annuity payments. Likewise, we may require proof in Good Order that an Annuitant is still alive, as a condition of our making additional annuity payments while the Annuitant lives. We will seek to recapture any life income annuity payments that we made after the death of the Annuitant. If the initial monthly annuity payment would be less than $100, we will not allow you to annuitize (except as otherwise specified by applicable law). Instead, we will pay you your current Account Value in a lump sum and terminate your Annuity. Similarly, we reserve the right to pay your Account Value in a lump sum, rather than allow you to annuitize, if the Surrender Value of your Annuity is less than $2,000 on the Annuity Date.

Once annuity payments begin, you no longer receive benefits under the Defined Income Benefit (unless you have annuitized under that benefit) or the Death Benefit described below.

Certain of these annuity options may be available as “settlement options” to Beneficiaries who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.

Annuity Payments under the Defined Income Benefit (Guaranteed Income Amount Option)

If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is a Guaranteed Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value, less any applicable tax charges, to any other annuity option available for annuity payments not under the Defined Income Benefit (annuity Option 1 and Option 2, described below); or

(2)	request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Guaranteed Income Amount on that date. If this option is elected, the Guaranteed Income Amount will not increase after annuity payments have begun. We will make payments until the death of the Single Designated Life or the Remaining Designated Life. We must receive your request in a form acceptable to us at our Service Center. If applying your Account Value, less any applicable tax charges, to the life-only annuity payment rates results in a higher annual payment, we will give you the higher annual payment.

In the absence of an election when mandatory annuity payments are to begin we currently make annual annuity payments as:

•	a joint life and last survivor fixed annuity if both Spousal Designated Lives are living and each other’s Spouse on the date annual annuity payments would begin, or

•	as a single life fixed annuity if there is a Remaining Designated Life, or this Rider was issued with a Single Designated Life.

In addition, each of the payments above will consist of ten payments certain (or a lesser number of payments certain if the life expectancy of the Annuitant at the time payments are to begin is less than 10 years, based on applicable IRS tables), by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. We reserve the right at any time to increase or decrease the length of any annuity payout option, including but not limited to any period certain in order to comply with the Code (e.g., to shorten the period certain to match life expectancy under applicable IRS tables). The amount that will be applied to provide such annuity payments will be the greater of:

(1)	the present value of the future Guaranteed Income Amount payments; and

(2)	the Account Value.

Once we receive your election to commence annuity payments, or we make the first payment under a default annuity payment option provision, we will only make annuity payments guaranteed under the specific annuity payment option, and the annuity payment option cannot be changed.

Traditional Annuity Payment Options

If annuity payments are to begin under the terms of your Annuity, you can elect to apply your Account Value less any applicable tax charges to one of the following two options. Annuity Options 1 and 2 will always be available for election.

Please note that you may not annuitize under the Traditional Annuity Options described below within the first three Annuity Years (except as otherwise specified by applicable law).

Option 1

Annuity Payments for a Period Certain: Under this option, we will make equal payments for the period chosen (the “period certain”), up to 25 years (but not to exceed the life expectancy of the Annuitant at the time the Annuity Option becomes effective, as computed under applicable IRS tables). The annuity payments may be made monthly, quarterly, semi-annually, or annually, as you choose, for the fixed period. If the Owner dies during the income phase, payments will continue to any surviving Owner, or if there is no surviving Owner, the named Beneficiary or your estate if no Beneficiary is named for the remainder of the period certain.

Option 2

Life Income Annuity Option with a Period Certain: Under this option, income is payable monthly, quarterly, semi-annually, or annually for the period certain, subject to our then current rules, and thereafter until the death of the Annuitant. Should the Owner or Annuitant die before the end of the period certain, the remaining period certain payments are paid to any surviving Owner, or if there is no surviving Owner, the named Beneficiary, or your estate if no Beneficiary is named, until the end of the period certain. If an annuity option is not selected by the Annuity Date, this is the option we will automatically select for you. We will use a period certain of 10 years, or a shorter duration if the Annuitant’s life expectancy at the time the Annuity Option becomes effective, as computed under applicable IRS tables, is less than 10 years. If in this instance the duration of the period certain is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

Other Annuity Options We May Make Available

For more information on other annuity options we may make available in the future please call 888-778-2888.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Annuity.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Restrictions/Limitations
Defined Income Benefit*	Provides a guaranteed lifetime withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to receive periodic income payments over your lifetime, or over you and your spouse’s lives.	Standard	1.50%	None.
Death Benefit	Provides protection for your Beneficiary(ies) by ensuring that they do not receive less than your Account Value.	Standard	0%	None.
*	Effective December 31, 2020, we no longer offer this benefit.

DEFINED INCOME BENEFIT

The Annuity referenced in this prospectus and any applicable riders is no longer available for new sales and re-elections.

The Defined Income Benefit is a guaranteed lifetime withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to receive periodic income payments over your lifetime (“Single Designated Life”), or over you and your spouse’s lives (“Spousal Designated Lives”). Generally, if your Account Value is reduced to zero and you meet certain requirements, we pay a remaining value based on the “Guaranteed Income Amount.” This benefit also provides for a death benefit equal to the greater of the Account Value and the Return of Purchase Payments Amount (described below), subject to the terms of the benefit. The Defined Income Benefit is part of your Annuity and is not an optional benefit and may not be revoked. You may not terminate the Defined Income Benefit. The Defined Income Benefit will terminate only upon specified events (see “Termination of the Benefit”).

When you purchase the Annuity, you must make a permanent decision whether you wish to own the Single or Spousal version of the Defined Income Benefit. Based upon your decision, the Defined Income Benefit guarantees the ability to withdraw the Guaranteed Income Amount. Each Annuity Year, you may withdraw this amount until the death of the Single Designated Life or Remaining Designated Life regardless of the impact of Sub-account performance on the Account Value. The Defined Income Benefit is subject to our rules regarding the timing and amount of withdrawals. Please see “Impact of Non-Lifetime Withdrawals on the Guaranteed Income Amount” and “Impact of Lifetime Withdrawals on the Guaranteed Income Amount.”

The Defined Income Benefit’s Rate Sheet Prospectus Supplement

The Income Growth Rate and Income Percentages that are used to determine the Guaranteed Income Amount under the Guaranteed Income Amount Option are disclosed in a prospectus supplement. The applicable Rate Sheet Prospectus Supplement is attached to the prospectus you received at the time you purchased your Annuity. Rates and effective dates reflected in each Rate Sheet Prospectus Supplement replace and supersede those reflected in any prior Rate Sheet Prospectus Supplement. Please refer to the dates on the Rate Sheet Prospectus Supplement at the time you purchased the annuity.

The rates applicable to your Annuity will not change for the life of your Annuity. This means that the Income Growth Rate and Income Percentages for your Annuity will not change once established. Rates reflected in any Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your Annuity application and the date we receive it in Good Order will not apply to your Annuity.

Please see Appendix C to this prospectus for examples demonstrating how the Guaranteed Income Amount is calculated using various assumed Income Growth Rates and Income Percentages. The examples are purely hypothetical and are intended to illustrate how we would determine the Guaranteed Income Amount for an Annuity. Your Guaranteed Income Amount would be different than the examples in the Appendix depending on the Income Growth Rate and Income Percentages effective at the time you signed your application, your age at the time the initial Purchase Payment is applied, the amount of your initial Purchase Payment, and whether you have elected the single or the spousal version of the Defined Income Benefit.

The Guaranteed Income Amount Option

This option is available for both Non-qualified and qualified annuities.

You are guaranteed to be able to withdraw the Guaranteed Income Amount for the lifetime of the designated life (or lives) provided that you do not take withdrawals of Excess Income that result in your Account Value being reduced to zero. (See “General Description of Contracts” above for details regarding the designated life (or lives)). Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero for any reason other than a withdrawal of Excess Income

("Guarantee Payments"). The Defined Income Benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and also wish to provide a death benefit to your beneficiaries. You are not required to take withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

Although you are guaranteed the ability to withdraw your Guaranteed Income Amount for life even if your Account Value falls to zero, if any withdrawal is a withdrawal of Excess Income (as described below) and brings your Account Value to zero, your Guaranteed Income Amount also would fall to zero, and the benefit and the Annuity then would terminate. In that scenario, no further amount would be payable under the Defined Income Benefit (and the Death Benefit would not be payable upon death). In marketing and other materials, we may refer to Excess Income as “Excess Withdrawals”.

Please note that your Account Value is not guaranteed, can fluctuate and may lose value.

Guaranteed Income Amount

The initial Guaranteed Income Amount is determined on the Issue Date. It is determined by applying the applicable Income Percentage to the Account Value on the Issue Date. The applicable Income Percentage is based on the age of the Single Designated Life, or the younger of the Spousal Designated Lives, on the Issue Date.

On each Valuation Day thereafter, until the date of the first Lifetime Withdrawal, the Guaranteed Income Amount is equal to:

•	the Guaranteed Income Amount on the immediately preceding Valuation Day (the “Prior Valuation Day”), appreciated at the daily equivalent of the Income Growth Rate for each calendar day between the Prior Valuation Day and the Current Valuation Day,

•	reduced for any Non-Lifetime Withdrawals and increased for any Purchase Payments, if any, made on the Current Valuation Day, as described in the “Impact of Non-Lifetime Withdrawals on the Guaranteed Income Amount” and “Subsequent Purchase Payments(s)” sections.

Once you have taken the first Lifetime Withdrawal, in any Annuity Year, the remaining Guaranteed Income Amount for that Annuity Year is reduced for Lifetime Withdrawals and increased for Purchase Payments as described in the “Impact of Lifetime Withdrawals on the Guaranteed Income Amount” and “Subsequent Purchase Payment(s)” sections. However, once you have made the first Lifetime Withdrawal, the Guaranteed Income Amount will no longer increase based on the Income Growth Rate. On each anniversary of the Issue Date, your remaining Guaranteed Income Amount is increased to equal your then current Guarantee Income Amount. Lifetime Withdrawals that exceed the Guaranteed Income Amount in an Annuity Year will be considered Excess Income and will proportionally reduce the Guaranteed Income Amount available for future Annuity Years.

The applicable guaranteed Income Percentage is based on the attained age of the Designated Life (youngest Designated Life for Spousal) as of the date the Purchase Payment(s) is received in Good Order, as specified in the applicable Rate Sheet Prospectus Supplement.

If you are receiving this prospectus as a current Owner of the Annuity, for the Income Growth Rate and Income Percentages that apply to your Annuity, please refer to your Annuity contract. Also, we maintain a record of historical Income Growth Rates and Income Percentages in the Statement of Additional Information which is available upon request.

Subsequent Purchase Payment(s):

You may make subsequent Purchase Payments to your Annuity at any time within the 90 days after the Issue Date. Subsequent Purchase Payments increase the Guaranteed Income Amount by an amount obtained by multiplying the Purchase Payment we accept by the applicable Income Percentage. The applicable Income Percentage is based on the attained age of the Single Designated Life, or the younger of the Spousal Designated Lives, on the date the Purchase Payment is allocated to the Annuity. If this Defined Income Benefit has been issued on a Spousal Designated Lives basis, and one of the Spousal Designated Lives becomes the Remaining Designated Life, we will continue to use the date of birth of the younger of the Spousal Designated Lives for purposes of determining the applicable Income Percentage.

Please see the “Purchases and Contract Value” section in this prospectus.

Impact of Non-Lifetime Withdrawals on the Guaranteed Income Amount: You may designate one or more withdrawals as a Non-Lifetime Withdrawal before you take your first Lifetime Withdrawal. Non-Lifetime Withdrawals, including any Required Minimum Distribution amount you designate as a Non-Lifetime Withdrawal, proportionally reduce the Guaranteed Income Amount by the ratio of the Non-Lifetime Withdrawal amount to the Account Value immediately prior to the Non-Lifetime Withdrawal. Non-Lifetime Withdrawals that are not Required Minimum Distribution amounts are subject to any applicable Contingent Deferred Sales Charge. There is no limit on the number of Non-Lifetime Withdrawals that you can take. However, Non-Lifetime Withdrawals are subject to the minimum Surrender Value.

Impact of Lifetime Withdrawals on the Guaranteed Income Amount: If you have elected the Guaranteed Income Amount Option, any Lifetime Withdrawal you take will reduce the remaining Guaranteed Income Amount available during an Annuity Year by the amount of the withdrawal on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Guaranteed Income Amount, they will not reduce your Guaranteed Income Amount in subsequent Annuity Years. You cannot carry over the unused portion of the Guaranteed Income Amount to subsequent Annuity Years. Such withdrawals are not subject to Contingent Deferred Sales Charges, are not treated as withdrawals of Purchase Payments and are not subject to the minimum Surrender Value.

All or any portion of a Lifetime Withdrawal that causes cumulative withdrawals in that Annuity Year to exceed the Guaranteed Income Amount for that Annuity Year, called “Excess Income,” will impact the value of the benefit, including a permanent reduction in future guaranteed amounts. Each withdrawal of Excess Income proportionally reduces the Guaranteed Income Amount available for future Annuity Years. Each proportional reduction is calculated by multiplying the Guaranteed Income Amount by the ratio of the Excess Income to the Account Value immediately subsequent to the withdrawal of any Guaranteed Income Amount and prior to the withdrawal of the Excess Income (even if both withdrawals occurred in the same day or as one withdrawal request). Each withdrawal of Excess Income is subject to any applicable Contingent Deferred Sales Charge.

In general, withdrawals made from the Annuity during an Annuity Year to meet the Required Minimum Distributions will not be treated as Excess Income if you meet the requirements outlined in the Required Minimum Distributions section.

For examples of the impact of Lifetime and Non-Lifetime Withdrawals on the Guaranteed Income Amount, please see the section titled “Examples of Withdrawals Under the Guaranteed Income Amount Option.”

Withdrawal Flexibility: Lifetime Withdrawals are not required. However, once you take the first Lifetime Withdrawal, the Guaranteed Income Amount is not increased in subsequent Annuity Years if you decide not to take a Lifetime Withdrawal in an Annuity Year or take Lifetime Withdrawals in an Annuity Year that, in total, are less than the Guaranteed Income Amount.

You may use the systematic withdrawal program to make withdrawals of the Guaranteed Income Amount (any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit).

The Guaranteed Income Amount Option does not affect your ability to take partial withdrawals under your Annuity, or limit your ability to take partial withdrawals that exceed the Guaranteed Income Amount, subject to the minimum Surrender Value (see “Surrender Value” for more detail). Because the Guaranteed Income Amount is determined in a way that is not related to Account Value, it is possible for the Account Value to fall to zero, even though the Guaranteed Income Amount remains.

Please note that there is a possibility you may pass away before receiving lifetime payments from the Defined Income Benefit, or may not receive enough lifetime income to exceed the amount of fees you have paid us for the benefit. However when you pass away, your beneficiaries may receive a death benefit as described in this prospectus. Please see “Benefits Available under the Contract” in the prospectus. If you purchased the spousal version of this Annuity, then your spousal designated life will have the option to continue the Annuity provided he/she is the sole primary beneficiary and opts to receive the Guaranteed Income Amount.

Account Value is Reduced to Zero under the Guaranteed Income Amount Option

To the extent that your Account Value was reduced to zero as a result of withdrawals in an Annuity Year that are less than or equal to the Guaranteed Income Amount, and Guarantee Payments are still payable under the Defined Income Benefit, we will make an additional payment, if any, for that Annuity Year equal to the remaining Guaranteed Income Amount for the Annuity Year. Thus, in that scenario, the remaining Guaranteed Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make annuity payments that equal the Guaranteed Income Amount as described in this section. We will make payments until the death of the Single Designated Life, the simultaneous deaths of both Spousal Designated Lives, or the death of the Remaining Designated Life, as applicable. After the Account Value is reduced to zero, you will not be permitted to make subsequent Purchase Payments to your Annuity. If you take a withdrawal of Excess Income (i.e., a Lifetime Withdrawal that exceeds the Guaranteed Income Amount) that reduces your Account Value to zero or if you take a Non-Lifetime Withdrawal that reduces your Account Value to zero, the Annuity terminates and we will pay no additional amounts to you.

Unless you request an alternate mode of payment we make available, we make such Guarantee Payments once each Annuity Year.

We will commute any Guarantee Payments due and pay you a lump sum if the total Guarantee Payment due each Annuity Year is less than $100. We commute the Guarantee Payments in a manner equivalent to commuting payments for:

•	a joint life and last survivor fixed annuity if both Spousal Designated Lives are living and each other’s spouse when Guarantee Payments would begin, or

•	a single life fixed annuity if there is a Remaining Designated Life under this Rider, or if the Defined Income Benefit was issued with a Single Designated Life.

We use the same basis that is used to calculate the guaranteed annuity rates in the Annuity.

Please note that if your Account Value is reduced to zero, all subsequent payments will be treated as Guarantee Payments. Further, the Guarantee Payments in each Annuity Year subsequent to the Annuity Year your Account Value is reduced to zero will be treated as annuity payments. If your Account Value is reduced to zero due to withdrawals of Excess Income or Annuitization, any Death Benefit value, including the Return of Purchase Payments Amount, will terminate and no Death Benefit amount is payable. This means that any Death Benefit is terminated and no Death Benefit is payable if your Account Value is reduced to zero as the result of either a withdrawal in excess of your Guaranteed Income Amount or less than or equal to, your Guaranteed Income Amount. (See “Death Benefit under the Defined Income Benefit” for more information.)

In addition to the guaranteed lifetime income feature, the Defined Income Benefit also provides for annuity payments and a Death Benefit. Please see the “Annuity Period– Annuity Payments under the Defined Income Benefit" section in this prospectus for a description of annuity options that apply under the Defined Income Benefit. Please see the “Death Benefit under the Defined Income Benefit” section for a description of the Return of Purchase Payments Death Benefit that applies under the Defined Income Benefit.

Example of Withdrawals Under the Guaranteed Income Amount Option

Examples of dollar-for-dollar and proportional reductions are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Defined Income Benefit or any other fees and charges under the Annuity. We assume the following for the first two examples:

•	The Issue Date is November 1st

•	The first withdrawal is a Lifetime Withdrawal under the Guaranteed Income Amount Option

•	On October 24th of the following calendar year, $2,500 is withdrawn from the Annuity

•	On October 29th of the same year, $5,000 is also withdrawn from the Annuity,

Example of Dollar-for-Dollar Reductions

On October 24th, Guaranteed Income Amount is $6,000. The Return of Purchase Payment Death Benefit Amount is $115,420. When $2,500 is withdrawn from the Annuity on this date, the remaining Guaranteed Income Amount for that Annuity Year (up to and including October 31st) is $3,500 and the Return of Purchase Payment Death Benefit Amount is $112,920. This is the result of a dollar-for-dollar reduction of the Guaranteed Income Amount ($6,000 less $2,500 = $3,500) and the Return of Purchase Payment Death Benefit Amount ($115,420 less $2,500 = $112,920).

Example of Proportional Reductions

Continuing the previous example, when the withdrawal of $5,000 occurs on October 29th, the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Guaranteed Income Amount for that Annuity Year to $0 and the Return of Purchase Payment Death Benefit Amount to $109,420 ($112,920 less $3,500 = $109,420). The remaining withdrawal amount of $1,500 reduces the Guaranteed Income Amount in future Annuity Years and the Return of Purchase Payment Death Benefit Amount on a proportional basis based on the ratio of the Excess Income to the Account Value immediately prior to the Excess Income. (Note that if there are other future withdrawals in that Annuity Year, each would result in another proportional reduction to the Guaranteed Income Amount and the Return of Purchase Payment Death Benefit
Amount).

Here is the calculation:

Account Value before Lifetime Withdrawal	$118,000.00
Less amount of “non” Excess Income	$3,500.00
Account Value immediately before Excess Income of $1,500	$114,500.00
Excess Income amount	$1,500.00
Ratio	1.31%
Guaranteed Income Amount	$6,000.00
Less ratio of 1.31%	$78.60
Guaranteed Income Amount for future Annuity Years	$5,921.40
Return of Purchase Payment Death Benefit Amount after “non” Excess Income	$109,420.00
Less ratio of 1.31%	$1,433.40
Return of Purchase Payment Death Benefit Amount after Excess Income	$107,986.60

Example – Non-Lifetime Withdrawal (proportional reduction)

This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit. Assume the following:

•	The Issue Date is December 3rd

•	On October 3rd of the following calendar year, the Guaranteed Income Amount is $6,000, the Return of Purchase Payment Death Benefit Amount is $115,420, and the Account Value is $120,000.

•	Also on that same October 3rd, $15,000 is withdrawn from the Annuity and is designated as a Non-Lifetime Withdrawal.

All guarantees associated with the Annuity will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

Here is the calculation:

Withdrawal amount	$15,000.00
Divided by Account Value before withdrawal	$120,000.00
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Guaranteed Income Amount before Non-Lifetime withdrawal	$6,000.00
Less ratio of 12.5%	$750.00
Guaranteed Income Amount for future Annuity Years	$5,250.00
Return of Purchase Payment Death Benefit Amount before Non-Lifetime withdrawal	$115,420.00
Less ratio of 12.5%	$14,427.50
Return of Purchase Payment Death Benefit Amount after Non-Lifetime withdrawal	$100,992.50

When you make a partial withdrawal that is subject to a CDSC and/or tax withholding, we will identify the amount that includes not only the amount you actually receive, but also the amount of the CDSC and/or tax withholding, to determine whether your withdrawal has exceeded the Guaranteed Income Amount. When you take a partial withdrawal, you may request a “gross” withdrawal amount (e.g., $2,000) but then have any CDSC and/or tax withholding deducted from the amount you actually receive. The portion of a withdrawal that exceeded your Guaranteed Income Amount (if any) would be treated as Excess Income and thus would reduce your Guaranteed Income Amount in subsequent years. Alternatively, you may request that a “net” withdrawal amount actually be paid to you (e.g., $2,000), with the understanding that any CDSC and/or tax withholding (e.g., $240) be applied to your remaining Account Value. In the latter scenario, we determine whether any portion of the withdrawal is to be treated as Excess Income by looking to the sum of the net amount you actually receive (e.g., $2,000) and the amount of any CDSC and/or tax withholding (in this example, a total of $2,240). The amount of that sum (e.g., the $2,000 you received plus the $240 for the CDSC and/or tax withholding) that exceeds your Guaranteed Income Amount will be treated as Excess Income – thereby reducing your Guaranteed Income Amount in subsequent years. You should carefully consider whether you should take a net withdrawal because it may negatively impact your Defined Income Benefit. Net withdrawals are not available for withdrawals of your Guaranteed Income Amount through our systematic withdrawal program.

Other Important Considerations

•	You should carefully consider when to begin taking Lifetime Withdrawals. If you begin taking withdrawals shortly after you purchase the Annuity, you may maximize the time during which you may take Lifetime Withdrawals due to longer life expectancy, but may limit your ability to take advantage of the opportunity to increase your future Guaranteed Income Amount by the Income Growth Rate. You should discuss with your financial professional when it may be appropriate for you to begin taking Lifetime Withdrawals.

•	The current annualized charge for the Defined Income Benefit is 0.80% of the daily net assets of the Sub-account. You will begin paying this charge on the Issue Date even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments. We may increase the Defined Income Benefit Charge one or more times at any time on or after the 7thanniversary of your Issue Date. The maximum annualized charge for the Defined Income Benefit is 1.50% of the daily net assets of the Sub-account. We will notify you in advance of any change in the charge and you will be given an opportunity to "opt out" of any charge increase subject to certain conditions. If you decide to "opt out" of the charge increase, your Guaranteed Income Amount will be reduced as of the next anniversary of your Issue Date. Please see “Charges” in this prospectus for more information on the "opt out" process.

Facility of Payment: We reserve the right, in settlement of full liability, to make Guarantee Payments to a guardian, relative, or other person deemed eligible by us if a Designated Life payee is deemed to be legally incompetent, as permitted by law.

Proof of Survival: Any Guarantee Payment is subject to evidence we receive in Good Order that the Single Designated Life, at least one of the Spousal Designated Lives, or the Remaining Designated Life is then alive. We may withhold such Guarantee Payments until we receive such evidence or evidence satisfactory to us of the life of the Single Designated Life, at least one of the Spousal Designated Lives or the Remaining Designated Life. We credit interest on such withheld Guarantee Payments at the rate required by law. Should we subsequently determine withheld Guarantee Payments are payable, we will pay the withheld Guarantee Payments and any applicable interest credited in a lump sum.

Recapture of Excess Guarantee Payments: We may recapture from you or your estate any Guarantee Payments made after the death of the Single Designated Life or the Remaining Designated Life.

Termination of the Defined Income Benefit

You may not elect to cancel the Defined Income Benefit.

The benefit automatically terminates upon the first to occur of the following:

1.	your surrender of the Annuity;

2.	when annuity payments begin (although if you have elected to receive the Guaranteed Income Amount in the form of annuity payments, we will continue to pay the Guaranteed Income Amount);

3.	our receipt of Due Proof of Death of the First Death who is an Owner (or who is the Annuitant if entity owned), if the Remaining Designated Life elects not to continue the Annuity;

4.	our receipt of Due Proof of Death of the Owner (or the Annuitant, if the Annuity is entity owned) and there is still an Account Value available in the Annuity and the surviving Spouse is not eligible to continue the benefit because such Spouse is not a Spousal Designated Life;

5.	the date of receipt of Due Proof of Death of the Single Designated Life or the Remaining Designated Life if a Death Benefit is payable under the Defined Income Benefit;

6.	the date of death of the Single Designated Life or the Remaining Designated Life when Account Value is reduced to zero as of the date of death;

7.	both the Account Value and Guaranteed Income Amount equal zero; and

8.	we process a request to change the Annuitant, Owner or Beneficiary in the certain situations that would cause termination, as discussed in the “Change of Owner, Annuitant, and Beneficiary Designations” section of this prospectus. (Subject to state law – please seeAppendix B for Special Contract Provisions for Annuities Issued in Certain States.)

Additional Tax Considerations

If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts beginning after the applicable age. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner’s lifetime. In addition, the amount and duration of payments under the annuity payment provision may be adjusted so that the payments do not trigger any additional tax or excise taxes due to tax considerations such as Required Minimum Distribution rules under the tax law. As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in the Defined Income Benefit through a Non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.

See “Taxes” for more information about the applicable age and for further discussions of RMDs.

DEATH BENEFIT UNDER THE DEFINED INCOME BENEFIT

If you elected the Single version of the Defined Income Benefit on the Issue Date, and while it is in effect, the Death Benefit payable upon the death of the Single Designated Life is the Return of Purchase Payments Death Benefit. No Death Benefit is payable, however, if any of the following have occurred:

•	Guarantee Payments (under the Guaranteed Income Amount Option);

•	Traditional Annuity Payments

Here is an example of how the Death Benefit is calculated if you elected the Single version of the Defined Income Benefit:

The contract was issued with purchase payments totaling $100,000 but, due to negative Sub-account performance, the account value had decreased to $80,000. If the owner died, the death benefit would still be $100,000. This amount, however, is reduced when you make a withdrawal from the contract. If the contract owner had withdrawn 5% of the remaining $80,000 as a Lifetime Withdrawal that is not considered Excess Income, the death benefit would be reduced by $4,000 ($80,000 ×.05% = $4,000). Since the death benefit had been $100,000, it would now be $96,000. However, if the contract owner had withdrawn 50% of the remaining $80,000 as a Non-Lifetime Withdrawal or an Excess Income, the death benefit would also be reduced by 50%. Since the death benefit had been $100,000, it would now be $50,000.

If you elected the Spousal version of the Defined Income Benefit on the Issue Date, while it is in effect, the Death Benefit payable upon the First Death is the Account Value. The Death Benefit payable upon the death of the Remaining Designated Life, is the Return of Purchase Payments Death Benefit. No Death Benefit is payable, however, if any of the following have occurred:

•	Guarantee Payments (under the Guaranteed Income Amount Option); or

•	Traditional Annuity Payments

Here is an example of how the Death Benefit is calculated if you elected the Spousal version of the Defined Income Benefit:

The contract was issued with purchase payments totaling $100,000 but, due to negative Sub-account performance, the account value had decreased to $80,000. Upon the First Death, the death benefit would be $80,000. Upon the death of the Remaining Designated Life, the death benefit would be $100,000.

This amount, however, is reduced when you make a withdrawal from the contract. If the Remaining Designated Life had withdrawn 5% of the remaining $80,000 as a Lifetime Withdrawal that is not considered Excess Income, the death benefit would be reduced by $4,000 ($80,000 ×.05% = $4,000). Since the death benefit had been $100,000, it would now be $96,000. However, if the Remaining Designated Life had withdrawn 50% of the remaining $80,000 as a Non-Lifetime Withdrawal or an Excess Income, the death benefit would also be reduced by 50%. Since the death benefit had been $100,000, it would now be $50,000.

The Return of Purchase Payments Death Benefit is equal to the greater of:

•	the Account Value, or

•	the Return of Purchase Payments Amount described below.

If we do not receive Due Proof of Death within one year of the death of the Owner (Annuitant if the Annuity is owned by an entity in the case of a Single Designated Life) or the death of the Remaining Designated Life in the case of Spousal Designated Lives, the Death Benefit payable is the Account Value. We reserve the right to waive or extend, on a non-discriminatory basis, our right to enforce the one year deadline for Due Proof of Death. This right will only apply for purposes of determining the amount payable as a Death Benefit, and in no way restricts when a claim may be filed.

All other provisions applicable to Death Benefits under your Annuity will continue to apply.

Return of Purchase Payments Amount

On the Issue Date, the Return of Purchase Payments Amount is equal to your Account Value. On each subsequent Valuation Day, until the date we receive Due Proof of Death of the Single Designated Life or the Remaining Designated Life, as applicable, the Return of Purchase Payments Amount is:

•	increased by any Purchase Payments made on the current Valuation Day, and

•	reduced by the effect of withdrawals made on the current Valuation Day, as described below.

A Non-Lifetime Withdrawal will proportionately reduce the Return of Purchase Payments Amount by the ratio of the Non-Lifetime Withdrawal to the Account Value immediately prior to the Non-Lifetime Withdrawal. A Lifetime Withdrawal that is not considered Excess Income, including Required Minimum Distributions, will reduce the Return of Purchase Payments Amount by the amount of the withdrawal. (For more information about the impact of RMDs, please see “Required Minimum Distributions” section.) All or a portion of a Lifetime Withdrawal that is considered Excess Income will proportionately reduce the Return of Purchase Payments Amount by the ratio of the Excess Income to the Account Value immediately prior to the withdrawal of the Excess Income.

The Death Benefit described above is available only while the Defined Income Benefit is in effect, and then only until your Account Value is reduced to zero. Once your Account Value reduces to zero, the Death Benefit feature of the Defined Income Benefit terminates.

DEATH BENEFIT UPON TERMINATION OF THE DEFINED INCOME BENEFIT

If you have taken actions that have caused the Defined Income Benefit to be terminated, then the Death Benefit is equal to the Account Value, and payable:

1.	If the Annuity is owned by one or more natural persons, upon the death of the Owner (or the first to die, if there are multiple Owners).

2.	If an Annuity is owned by an entity, upon the Annuitant’s death if there is no Contingent Annuitant. Generally, if a Contingent Annuitant was designated before the Annuitant’s death and the Annuitant dies, then the Contingent Annuitant becomes the Annuitant and a Death Benefit will not be paid upon the Annuitant’s death.

Here is an example of how the death benefit is calculated upon termination of the Defined Income Benefit:

The contract was issued with purchase payments totaling $100,000 but, due to negative Sub-account performance, the account value had decreased to $80,000. If the owner died, the death benefit would be $80,000.

You should carefully consider any possible actions by you that would cause the Defined Income Benefit to be terminated, as it will impact the value payable as a Death Benefit.

GENERAL DEATH BENEFIT PROVISIONS

We determine the amount of the Death Benefit as of the date we receive Due Proof of Death. We must be made aware of the entire universe of eligible Beneficiaries in order for us to have received Due Proof of Death. Any given Beneficiary must submit the written information we require in order to be paid his/her share of the Death Benefit.

Once we have received Due Proof of Death, each eligible Beneficiary may take his/her portion of the Death Benefit in one of the forms described in this prospectus (e.g., distribution of the entire interest in the Annuity within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the Beneficiary – see “Payment of Death Benefits”).

No Death Benefit will be payable if the Annuity terminates or your Account Value reaches zero (which can happen if, for example, you are taking withdrawals under the Defined Income Benefit).

Any Death Benefit amount not paid in full on the date of Due Proof of Death may be reduced by the insurance charge and may be subject to fluctuation in value due to the investment performance of the Sub-account until the Death Benefit is paid out in full.

Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Non-qualified Annuity held by a natural person. At this time, we will not issue an Annuity to grantor trusts with more than two grantors.

You may name as the Owner of the Annuity a grantor trust with one grantor only if the grantor is designated as the Annuitant. You may name as the Owner of the Annuity, subject to state availability, a grantor trust with two grantors only if the oldest grantor is designated as the Annuitant. We will not issue Annuities to grantor trusts with more than two grantors and we will not permit co-grantors to be designated as either joint Annuitants during the Accumulation Period or Contingent Annuitants.

Where the Annuity is owned by a grantor trust, the Annuity must be distributed within 5 years after the date of death of the first grantor’s death under Section 72(s) of the Code. If a non-Annuitant grantor predeceases the Annuitant, the Surrender Value will be payable. The Surrender Value will be payable to the trust and there is no Death Benefit provided under the Annuity except as otherwise described below. Between the date of death of the non-Annuitant grantor and the date that we distribute the Surrender Value, the Account Value may be reduced by the insurance charge and may be subject to fluctuation in value due to the investment performance of the Sub-account. If the Annuitant dies after the death of the first grantor, but prior to the distribution of the Surrender Value of the Annuity, then the Death Benefit amount will be payable as a lump sum to the Beneficiary or Beneficiaries.

SPOUSAL CONTINUATION OF ANNUITY

Unless you designate a Beneficiary other than your spouse, upon the death of either spousal Owner, the surviving spouse may elect to continue ownership of the Annuity instead of taking the Death Benefit. No CDSC will apply to Purchase Payments made prior to the effective date of a spousal continuance. However, any subsequent Purchase Payments applied after the effective date of a spousal continuation will be subject to all provisions of the Annuity, including the CDSC when applicable.

If you elected the Single version of the Defined Income Benefit on the Issue Date and it is in effect on the date of Due Proof of Death, if your spouse chooses to continue ownership of the Annuity the Account Value is increased, if necessary, to equal the Return of Purchase Payments Amount, and the Defined Income Benefit will terminate.

If you elected the Spousal version of the Defined Income Benefit on the Issue Date and it is in effect on the date of Due Proof of Death of the First Death,

•	If the Remaining Designated Life chooses to continue the Annuity, the Defined Income Benefit will remain in force.

•	If a Death Benefit is not payable (e.g., if the first of the Spousal Designated Lives to die is the Beneficiary but not an Owner), the Defined Income Benefit will remain in force.

•	Upon death of the Remaining Designated Life, if their spouse chooses to continue ownership of the Annuity the Account Value is increased, if necessary, to equal the Return of Purchase Payments Amount, and the Defined Income Benefit will terminate.

Spousal continuation is also permitted, subject to our rules and regulatory approval, if the Annuity is held by a custodial account established to hold retirement assets for the benefit of the natural person Annuitant pursuant to the provisions of Section 408(a) of the Code (“Custodial Account”) and, on the date of the Annuitant’s death, the spouse of the Annuitant is (1) the Contingent Annuitant under the Annuity and (2) the Beneficiary of the Custodial Account. The ability to continue the Annuity in this manner will result in the Annuity no longer qualifying for tax deferral under the Code. However, such tax deferral should result from the ownership of the Annuity by the Custodial Account. Please consult your tax or legal advisor.

See "Change of Owner, Annuitant, and Beneficiary Designations" – Spousal Designations” for information regarding a same sex surviving spouse’s ability to continue ownership of the Annuity. Please consult your tax or legal advisor for more information.

Your Annuity may only be continued under the spousal continuation provision once.

PAYMENT OF DEATH BENEFITS

Alternative Death Benefit Payment Options – Annuities Owned By Individuals (Not Associated With Tax-Favored Plans)

Except in the case of a spousal continuation as described above, upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. In the event of the decedent’s death before the Annuity Date, the Death Benefit must be distributed:

•	within five (5) years of the date of death (the “5 year deadline”); or

•	as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then no partial withdrawals will be permitted thereafter and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline.

If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.

Alternative Death Benefit Payment Options - Contracts Held by Tax-Favored Plans

Upon your death under an IRA or Roth IRA, any remaining interest must be distributed in accordance with federal income tax requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Further Consolidated Appropriations Act of 2020 (which includes the “Setting Every Community Up for Retirement Enhancement” Act (SECURE Act)), and further clarified by the associated final and proposed regulations. We reserve our rights to implement any additional regulations addressing these requirements in the future. The post-death distribution requirements under prior law continue to apply in certain circumstances. The following rules generally apply to deaths after 2019:

•	10-year rule: If you have a designated Beneficiary, any remaining interest must be distributed within 10 years after your death, unless the designated Beneficiary is an “eligible designated Beneficiary” (“EDB”) or some other exception applies.

•	Eligible designated beneficiaries: A designated Beneficiary is any individual designated as a Beneficiary by the IRA owner. An EDB is any designated Beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is generally determined on the date of your death.

•	Other applicable rules: This 10-year post-death distribution period applies regardless of whether you die before your required beginning date, or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if you die on or after the required beginning date, then annual distributions will be required from the Annuity during the 10-year period. If the Beneficiary is an EDB and the EDB dies before the entire interest is distributed under this 10-year rule, the remaining interest must be distributed within 10 years after the EDB’s death (i.e., a new 10-year distribution period begins).

Instead of taking distributions under the 10-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of 21, and any remaining interest must be distributed with 10 years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years).

It is important to note that under prior law, annuity payments that commenced under a method that satisfied the distribution requirements while the IRA Owner was alive could continue to be made under that method after the death of the IRA owner. However, under the current law, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be commuted at the end of that period (or otherwise modified after your death if permitted under federal tax law and by Prudential) in order to comply with the new post-death distribution requirements.

The post-death distribution requirements do not apply if annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the requirements generally do not apply to an immediate annuity contract purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.

If your Beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). You may wish to consult a professional tax advisor about the federal income tax consequences of your Beneficiary designations.

In addition, the current post-death distribution requirements generally do not apply if the IRA Owner died prior to January 1, 2020. However, if the designated Beneficiary of the deceased IRA Owner dies after January 1, 2020, any remaining interest must be distributed within 10 years of the designated Beneficiary’s death. Hence, this 10-year rule will apply to (1) a contract issued prior to 2020 which continues to be held by a designated Beneficiary of an IRA Owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated Beneficiary of an IRA Owner who died prior to 2020.

•	Spousal continuation. Under the current law, as under prior law, if your Beneficiary is your spouse, such surviving spouse can delay the application of the post-death distribution requirements until after their death by transferring the remaining interest tax-free to their own IRA, or by treating your IRA as their own IRA subject to specific limits under the regulations. The post-death distribution requirements are complex in numerous respects. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

For more information, see “Taxes.” You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations.

A Beneficiary has the flexibility to take out more each year than mandated under the Required Minimum Distribution rules. Until withdrawn, amounts in an IRA, 403(b) or other “qualified investment” continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Required Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

For a Roth IRA, if death occurs before the entire interest is distributed, the Death Benefit must be distributed under the same rules applied to IRAs where death occurs before the date Required Minimum Distributions must begin under the Code.

If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.

The tax consequences to the Beneficiary may vary among the different Death Benefit payment options. See the “Taxes” section of this prospectus, and consult your tax advisor.

PURCHASES AND CONTRACT VALUE

The Annuity referenced in this prospectus is no longer available for new sales and re-elections.

GENERAL IMPACT OF NEW LIMITATION

When we exercise our right to suspend, reject and/or place limitations on the acceptance of additional Purchase Payments, it may affect your ability to increase the future value of your optional benefits. This means that you will no longer be able to increase the values associated with your benefit through additional Purchase Payments.

Please note: any Purchase Payment suspension or restrictions previously instituted in connection with your optional benefit and current contract limits continue to apply.

For more information, contact your Financial Professional or the Prudential Annuity Service Center.

REQUIREMENTS FOR PURCHASING THE ANNUITY

We may apply certain limits, restrictions, and/or underwriting standards as a condition of our issuance of the Annuity and/or acceptance of Purchase Payments. Certain of the current limitations, restrictions, and standards are described below. We may change these limitations, restrictions, and standards in the future.

Your financial professional is required to complete annuity training prior to soliciting an application for an annuity product. If your annuity application was submitted prior to your financial professional fulfilling the applicable annuity training requirements, your application will be returned and the annuity product will need to be re-solicited. If the annuity training is not completed within five (5) Valuation Days from the date your initial Purchase Payment is received by Prudential in Good Order and we do not have your consent to retain the Purchase Payment, we will return your Purchase Payment and your Annuity will not be issued.

Initial Purchase Payment: We no longer allow new purchases of this Annuity. An initial Purchase Payment is considered the first Purchase Payment received by us in Good Order and in an amount sufficient to issue your Annuity. All subsequent Purchase Payments allocated to the Annuity will be considered Subsequent Purchase Payments. Unless we agree otherwise and subject to our rules, you must make a minimum initial Purchase Payment of $25,000.

We must approve any initial and subsequent Purchase Payments where the total amount of Purchase Payments equals $1,000,000 or more with respect to this Annuity and any other annuities you are purchasing from us (or that you already own) and/or our affiliates. To the extent allowed by state law, that required approval also will apply to a proposed change of owner of the Annuity, if as a result of the ownership change, total Purchase Payments with respect to this Annuity and all other annuities owned by the new Owner would equal or exceed that $1,000,000 threshold. We may limit subsequent Purchase Payments under other circumstances, as explained in “Subsequent Purchase Payments,” below.

Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block an Annuity Owner’s ability to make certain transactions, and thereby refuse to accept Purchase Payments or requests for transfers (if applicable), partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your Annuity to government regulators.

Subsequent Purchase Payments: Effective December 31, 2020, subsequent Purchase Payments are no longer permitted after the first 90 days of contract issuance. This means that you will no longer be able to increase the values associated with your benefit through subsequent Purchase Payments.

Previously, we allowed Purchase Payments to the Annuity within the first year provided the Account Value has not been reduced to zero. Subsequent Purchase Payments are subject to the maximum total Purchase Payment amount of $1,000,000 as noted above, and a minimum amount of $100. Purchase payments are not permitted on or after the Annuity Date.

During the time you are permitted to make subsequent Purchase Payments to the Annuity, on a non-discriminatory basis, we may limit, restrict, suspend or reject any Purchase Payment: (i) if we determine that as a result of the timing and amounts of your subsequent Purchase Payments and withdrawals, the Guaranteed Income Amount is being increased in an unintended fashion. A factor we will use in making a determination as to whether an action is designed to increase the Guaranteed Income Amount in an unintended fashion is the relative size of additional Purchase Payment(s); and (ii) if the Income Percentages and/or Income Growth Rates have changed for new purchasers of the Annuity.

If we exercise this right to limit your Purchase Payment(s), your ability to invest in your Annuity, increase your Account Value and, consequently, increase your Guarantee Income Amount or death benefit will be limited. This would also impact your ability to make annual contributions to certain qualified plans. When you purchase this Annuity and determine the amount of your initial Purchase Payment, you should consider the fact that we may suspend, reject or limit subsequent Purchase Payments at some point in the future.

While the Annuity is offered in tax-qualified markets that have annual contribution limits under the Code, please note that this Annuity does not allow for subsequent Purchase Payments after the first 90 days. Please see the “Taxes” section for additional information on these contribution limits.

Speculative Investing: Do not purchase this Annuity if you, anyone acting on your behalf, and/or anyone providing advice to you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme now or at any time prior to termination of the Annuity. Your Annuity may not be traded on any stock exchange or secondary market. By purchasing this Annuity, you represent and warrant that you are not using this Annuity, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

Currently, we will not issue an Annuity, permit changes in ownership or allow assignments to certain ownership types, including but not limited to: corporations, partnerships and endowments. Further, we will only issue an Annuity, allow changes of ownership and/or permit assignments to certain ownership types if the Annuity is held exclusively for the benefit of the designated Annuitant. You may name as Owner of the Annuity a grantor trust with one grantor only if the grantor is designated as the Annuitant. You may name as Owner of the Annuity, subject to state availability, a grantor trust with two grantors only if the oldest grantor is designated as the Annuitant. We will not issue Annuities to grantor trusts with more than two grantors and we will not permit co-grantors to be designated as either joint Annuitants during the Accumulation Period or Contingent Annuitants.

Where the Annuity is owned by a grantor trust, the Annuity must be distributed within 5 years after the date of death of the first grantor’s death under Section 72(s) of the Code. If a non-Annuitant grantor predeceases the Annuitant, the Surrender Value will be payable. The Surrender Value will be payable to the trust and there is no Death Benefit provided under the Annuity except as otherwise described below. Between the date of death of the non-Annuitant grantor and the date that we distribute the Surrender Value, the Account Value may be reduced by the insurance charge and may be subject to fluctuation in value due to the investment performance of the Sub-account. If the Annuitant dies after the death of the first grantor, but prior to the distribution of the Surrender Value of the Annuity, then the Death Benefit amount will be payable as a lump sum to the Beneficiary(ies).

We may issue an Annuity in ownership structures where the Annuitant is also the participant in a Qualified or Non-qualified employer sponsored plan and the Annuity represents his or her segregated interest in such plan. Further, please be aware that we do not provide administrative services for employer sponsored plans, and may limit the number of plan participants that may elect to use our Annuity as a funding vehicle.

Except as noted below, Purchase Payments must be submitted by check drawn on a U.S. bank, in U.S. dollars, and made payable to Pruco Life. Purchase Payments may also be submitted via 1035 exchange or direct transfer of funds. Under certain circumstances, Purchase Payments may be transmitted to Pruco Life via wiring funds through your financial professional’s broker-dealer firm. We may reject any payment if it is received in an unacceptable form. Our acceptance of a check is subject to our ability to collect funds.

DESIGNATION OF OWNER, ANNUITANT, AND BENEFICIARY

The selections you make for these designations are dependent upon your decision to purchase lifetime income for your life or your and your spouse’s lives.

•	Owner: Each Owner holds all rights under the Annuity. You may name up to two Owners in which case all ownership rights are held jointly. Generally, joint Owners are required to act jointly; however, if each Owner provides us with a written form that we find acceptable, we will permit each Owner to act independently on behalf of both Owners. All information and documents that we are required to send you will be sent to the first named Owner. Co-ownership by entity Owners or an entity Owner and an individual is not permitted. Refer to the Glossary of Terms for additional information regarding the term “Owner.” Prior to Annuitization, there is no right of survivorship (other than any spousal continuance right that may be available to a surviving spouse).

•	Annuitant: The Annuitant is the person upon whose life we make annuity payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the Accumulation Period. In limited circumstances and where allowed by law, we may allow you to name one or more “Contingent Annuitants” with our prior approval. Generally, a Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date. Please refer to the discussion of “Considerations for Contingent Annuitants” in the “Taxes” section of the prospectus.

•	Beneficiary: The Beneficiary is the person(s) or entity you name to receive the Death Benefit. Your Beneficiary designation should be the exact name of your Beneficiary, not only a reference to the Beneficiary’s relationship to you. If you use a class designation in lieu of designating individuals (e.g. “surviving children”), we will pay the class of Beneficiaries as determined at the time of your death and not the class of Beneficiaries that existed at the time the designation was made. If no Beneficiary is named, the Death Benefit will be paid to you or your estate. For Annuities that designate a custodian, trust, or a plan as Owner, the custodian or plan must also be designated as the Beneficiary. If no beneficiary is named for a trust owned contract, the default beneficiary will be the contract owner. If an Annuity is co-owned by spouses, we do not offer Joint Tenants with Rights of Survivorship (JTWROS). Both owners would need to be listed as the primary beneficiaries for the surviving spouse to maintain the contract, unless you elect an alternative Beneficiary designation.

Your right to make certain designations may be limited if your Annuity is to be used as an IRA or other “qualified” investment that is given beneficial tax treatment under the Code. You should seek competent tax advice on the income, estate and gift tax implications of your designations.

Age Restrictions: Unless we agree otherwise and subject to our rules, in order to issue the annuity we must receive the application, in Good Order, while the Single Designated Life or Spousal Designated Lives, each, are not younger than 45 or older than age 85. The broker-dealer firm through which you are purchasing the Annuity may impose a younger maximum issue age than what is described above – check with the broker-dealer firm for details. The “Annuitant” refers to the natural person upon whose life annuity payments payable to the Owner are based.

Please see “Taxes” for information on the effect of applicable law if you are in a civil union, domestic partnership or same-sex marriage.

SETTING UP YOUR ANNUITY

If you elect the Single version of the Defined Income Benefit:

Single Designated Life: If the Owner is a natural person, the Owner must also be the Annuitant and the Single Designated Life. If the Owner is an entity that we permit, the Annuitant must be the Single Designated Life. You may not name multiple Owners if a Single Designated Life is listed in the Schedule Supplement.

If you elect the Spousal version of the Defined Income Benefit:

Spousal Designated Lives: Such persons must be each other’s Spouse on the Issue Date. If the Owner is a natural person, he/she must be the Annuitant, and one of the Spousal Designated Lives. The sole primary Beneficiary must be the other Spousal Designated Life for as long as the first Spousal Designated Life Owner is alive. If two Owners are named, each must be a Spousal Designated Life. No additional Owners may be named. While both Spousal Designated Lives are alive, each Owner must be designated as the other Owner’s primary Beneficiary. If the Owner is an entity that we permit, the Annuitant must be a Spousal Designated Life, and the Annuitant’s Spouse must be the other Spousal Designated Life. This benefit cannot be utilized when the Owner is an entity unless we allow for the continuation of the Annuity and the Defined Income Benefit by the Remaining Designated Life after the First Death.

Remaining Designated Life

A Remaining Designated Life must be a natural person and must have been listed as one of the Spousal Designated Lives on the Issue Date. A Spousal Designated Life will become the Remaining Designated Life on the earlier of the First Death, or divorce from the other Spousal Designated Life while the Defined Income Benefit is in effect. In the event of the divorce of the Spousal Designated Lives, and the resulting removal of one of the Spousal Designated Lives as an Owner, Annuitant or Beneficiary under the Annuity, the other Spousal Designated Life will become the Remaining Designated Life under the Defined Income Benefit if we receive notice of the divorce, and any other documentation we require, in Good Order, at our Service Center. Any new Beneficiary(ies) named by the Remaining Designated Life will not be a Spousal Designated Life.

VALUING THE SUB-ACCOUNT

Currently only one Sub-account is available with the Annuity. When you allocate Account Value to the Sub-account, you are purchasing Units of the Sub-account. The Sub-account invests exclusively in shares of an underlying Portfolio. The value of the Units fluctuates with the market fluctuations of the Portfolio. The value of the Units also reflects the daily accrual for the insurance charge.

Each Valuation Day, we determine the price for a Unit of the Sub-account, called the “Unit Price.” The Unit Price is used for determining the value of transactions involving Units of the Sub-account. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day. There may be different Unit Prices for the Sub-account to reflect possible variations in charges for the Defined Income Benefit. The Unit Price for the Units you purchase will be based on the total charges that apply to your Annuity.

PROCESSING AND VALUING TRANSACTIONS

We are generally open to process financial transactions on those days that the New York Stock Exchange (NYSE) is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m. Eastern Time). Generally, financial transactions received in Good Order before the close of regular trading on the NYSE will be processed according to the value next determined following the close of business. Financial transactions received on a non-Valuation Day or after the close of regular trading on the NYSE will be processed based on the value next computed on the next Valuation Day.

We will not process any financial transactions involving purchase or redemption orders or transfers on any day that:

•	the NYSE is closed

•	trading on the NYSE is restricted;

•	an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or

•	the SEC, by order, permits the suspension or postponement for the protection of security holders.

In certain circumstances, we may need to correct the processing of an order. In such circumstances, we may incur a loss or receive a gain depending upon the price of the security when the order was executed and the price of the security when the order is corrected. With respect to any gain that may result from such order correction, we will retain any such gain as additional compensation for these correction services.

Initial Purchase Payment: We no longer allow new purchases of this Annuity. We are required to allocate your initial Purchase Payment to the Sub-account within two (2) Valuation Days after we receive the Purchase Payment in Good Order at our Service Center. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) Valuation Days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment and issue an Annuity within two (2) Valuation Days.

With respect to your initial Purchase Payments and any subsequent Purchase Payments pending investment in our Separate Account, we may hold the amount temporarily in a suspense account and we may earn interest on such amount. You will not be credited with interest during that period. The monies held in the suspense account may be subject to claims of our general creditors. Also, the Purchase Payment will not be reduced nor increased due to market fluctuations during that period.

As permitted by applicable law, the broker-dealer firm through which you purchase your Annuity may forward your initial Purchase Payment to us prior to approval of your purchase by a registered principal of the firm. Once your purchase is approved by the firm, we will process your initial Purchase Payment as described above. These arrangements are subject to a number of regulatory requirements, including that customer funds will be deposited in a segregated bank account and held by the insurer until such time that the insurer is notified of the firm’s principal approval and is provided with the application, or is notified of the firm principal’s rejection. In addition, we must promptly return your funds at your request prior to the firm’s principal approval or upon the firm’s rejection of the application. The monies held in the bank account will be held in a suspense account within our general account and we may earn interest on amounts held in that suspense account. You will not be credited with any interest earned on amounts held in that suspense account. Also, the amounts held will not be reduced nor increased due to market fluctuations during that period. The monies in such suspense account may be subject to our general creditors.

Subsequent Purchase Payments: We no longer accept subsequent Purchase Payments.

Scheduled Transactions: Scheduled transactions include transfers under systematic withdrawals, Required Minimum Distributions, substantially equal periodic payments under Section 72(t)/72(q) of the Code, annuity payments and fees that are assessed daily as a percentage of the net assets of the Sub-accounts. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on the next Valuation Day, unless (with respect to Required Minimum Distributions, substantially equal periodic payments under Section 72(t)/72(q) of the Code, annuity payments and fees that are assessed daily as a percentage of the net assets of the Sub-accounts only), the next Valuation Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Valuation Day.

Unscheduled Transactions: “Unscheduled” transactions include any other non-scheduled partial withdrawals or Surrenders. With respect to certain written requests to withdraw Account Value, we may seek to verify the requesting Owner’s signature. Specifically, we reserve the right to perform a signature verification for (a) any withdrawal exceeding a certain dollar amount and (b) a withdrawal exceeding a certain dollar amount if the payee is someone other than the Owner. In addition, we will not honor a withdrawal request in which the requested payee is the financial professional or agent of record. We reserve the right to request a signature guarantee with respect to a written withdrawal request. If we do perform a signature verification, we will pay the withdrawal proceeds within 7 days after the withdrawal request was received by us in Good Order, and will process the transaction in accordance with the discussion in “Processing and Valuing Transactions.”

Medically-Related Surrenders & Death Benefits: Medically-Related Surrender requests and Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Service Center in Good Order all supporting documentation we require for such transactions.

We generally pay any surrender request or death benefit claims from the Separate Account within 7 days of our receipt of your request in Good Order at our Service Center.

SURRENDERS AND WITHDRAWALS

TYPES OF DISTRIBUTIONS AVAILABLE TO YOU

During the Accumulation Period you can access your Account Value through partial withdrawals, systematic withdrawals, and where required for tax purposes, Required Minimum Distributions. The minimum amount for each partial withdrawal is $100. You can also surrender your Annuity at any time. Depending on your instructions, we may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC. Cumulative Lifetime Withdrawals within an Annuity Year that are less than or equal to the Guaranteed Income Amount are not subject to a CDSC. If you surrender your Annuity, in addition to any CDSC, we may deduct the Annual Maintenance Fee, and any Tax Charge that applies. Each of these types of distributions is described more fully below.

SYSTEMATIC WITHDRAWALS

Our systematic withdrawal program is an administrative program designed for you to withdraw a specified amount from your Annuity on an automated basis at the frequency you select. This program is available to you at no additional charge. We may cease offering this program or change the administrative rules related to the program at any time on a non-discriminatory basis.

You may not have a systematic withdrawal program, as described in this section, if you are receiving substantially equal periodic payments under Sections 72(t) and 72(q) of the Code or Required Minimum Distributions.

You may terminate your systematic withdrawal program at any time. Ownership changes to, and assignment of, your Annuity will terminate any systematic withdrawal program on the Annuity as of the effective date of the change or assignment. Requesting partial withdrawals while you have a systematic withdrawal program may also terminate your systematic withdrawal program as described below.

Systematic withdrawals are made from your Account Value. Systematic withdrawals may be subject to any applicable CDSC. We will determine whether a CDSC applies and the amount in the same way as we would for a partial withdrawal.

The minimum amount for each systematic withdrawal is $100. If any scheduled systematic withdrawal is for less than $100, we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled systematic withdrawal.

If you elect to receive Lifetime Withdrawals using our systematic withdrawal program, please be advised of the current administrative rules associated with this program:

•	If you have or establish a new systematic withdrawal program for an amount less than, or equal to, your Guaranteed Income Amount and we receive a request for a partial withdrawal from your Annuity in Good Order, we will process your partial withdrawal request and may cancel your systematic withdrawal program.

•	If you have or establish a new systematic withdrawal program for an amount greater than your Guaranteed Income Amount, it is important to note that these systematic withdrawals may result in Excess Income which will negatively impact your Guaranteed Income Amount available in future Annuity Years and may also reduce the value of your Death Benefit. A combination of partial withdrawals and systematic withdrawals for an amount greater than your Guaranteed Income Amount will further increase the impact on your future Guaranteed Income Amount and Death Benefit value. Please see the “Defined Income Benefit” and “Death Benefit Under the Defined Income Benefit” sections of this prospectus for information on the impact of withdrawals of Excess Income.

•	Non-Lifetime Withdrawals may not be taken as systematic withdrawals.

SYSTEMATIC WITHDRAWALS UNDER SECTIONS 72(t)/72(q) OF THE INTERNAL REVENUE CODE

If your Annuity is used as a funding vehicle for certain retirement plans that receive special tax treatment under Sections 401, 403(b), 408 or 408A of the Code, Section 72(t) of the Code may provide an exception to the 10% additional tax on distributions made prior to age 59½ if you elect to receive distributions as a series of “substantially equal periodic payments.” For Annuities issued as Non-qualified annuities, Section 72(q) of the Code may provide a similar exemption from additional tax. Systematic withdrawals under Sections 72(t)/72(q) will be subject to a CDSC if they exceed the Guaranteed Income Amount under the Defined Income Benefit. To request a program that complies with Sections 72(t)/72(q), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)/72(q) withdrawals. There is no minimum Surrender Value we require to allow you to begin a program for withdrawals under Sections 72(t)/72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually or annually.

You may also annuitize your Annuity and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments before age 59½ that are not subject to the 10% additional tax.

Please note that if a withdrawal under Sections 72(t) or 72(q) was scheduled to be effected between the last Valuation Day prior to December 25th and December 31st of a given year, then we will implement the withdrawal on December 28th or on the last Valuation Day prior to December 28th of that year.

REQUIRED MINIMUM DISTRIBUTIONS

Required Minimum Distributions (“RMDs”) are a type of partial withdrawal we allow to meet distribution requirements under Sections 401, 403(b) or 408 of the Code. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make systematic withdrawals in amounts that satisfy the minimum distribution rules under the Code. RMDs for this Annuity must generally be taken by April 1st in the year following the date you turn the applicable age and by December 31st for subsequent calendar years. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner’s lifetime. See “Taxes” for more information about the applicable age and for further discussion of RMDs.

Unless designated as a Non-Lifetime Withdrawal, an RMD is considered a Lifetime Withdrawal from the Annuity. The following rules apply to determine if any portion of an RMD amount will be treated as Excess Income.

For purposes of this provision, in relation to any Annuity Year, the “Second Calendar Year” is the calendar year following the calendar year in which the Annuity Year began.

In general, withdrawals made from the Annuity during an Annuity Year to meet the RMD provisions of the Code will not be treated as Excess Income. However, if in any Annuity Year, you take a Lifetime Withdrawal in the Second Calendar Year, then the amount which will not be treated as Excess Income is the sum of:

(1)	the remaining Guaranteed Income Amount for that Annuity Year, and

(2)	the Second Calendar Year’s remaining RMD amount less the Guaranteed Income Amount. If the Guaranteed Income Amount is greater than the Second Calendar Year’s remaining RMD amount, then (2) shall be equal to zero, or $0.

Any remaining RMD amount for the Second Calendar Year can be taken in the following Annuity Year.

If, in any Annuity Year, your RMD amount is not greater than the Guaranteed Income Amount, any withdrawals in excess of the Guaranteed Income Amount will be treated as Excess Income. RMD taken as systematic withdrawals will be considered Lifetime Withdrawals.

Please see hypothetical examples below for details. If you do not comply with the rules described above, any withdrawal that exceeds the Guaranteed Income Amount will be treated as a withdrawal of Excess Income, which will reduce your Guaranteed Income Amount in future Annuity Years. This may include situations where you comply with the rules outlined above and then decide to take additional withdrawals after satisfying your RMD requirement from the Annuity.

For purposes of this provision, RMDs are determined based on the value of this Annuity, and do not include the value of any other annuities, savings or investments subject to the RMD rules. We require three (3) days advance written notice to calculate and process the amount of your withdrawals. You must elect to have RMDs paid out monthly, quarterly, semi-annually or annually. The $100 minimum amount that applies to systematic withdrawals applies to monthly RMDs but does not apply to RMDs taken out on a quarterly, semi-annual or annual basis.

In any year in which the requirement to take RMDs is suspended by law, we reserve the right, regardless of any position taken on this issue in a prior year, to treat any amount that would have been considered as an RMD if not for the suspension as eligible for treatment under this provision. Please note that if an RMD is scheduled to be effected between the last Valuation Day prior to December 25th and December 31st of a given year, then we will process the RMD on December 28 or on the last Valuation Day prior to December 28th of that year.

The following applies in the event the Defined Income Benefit terminates: We do not assess a CDSC (if applicable) on RMDs from your Annuity if you are required by law to take such RMDs from your Annuity at the time it is taken, provided the amount withdrawn is the amount we calculate as the RMD. However, a CDSC (if applicable) may be assessed on that portion of a systematic withdrawal that is taken to satisfy the RMD rules in relation to other savings or investment plans under other qualified retirement plans.

You may also annuitize your Annuity and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments and satisfying the RMD rules under the Code.

See the “Taxes” section in this prospectus for a further discussion of RMDs.

Example

The following example is purely hypothetical and intended to illustrate a scenario as described above. Note that withdrawals must comply with all Internal Revenue Service (“IRS”) guidelines in order to satisfy the RMD for the current calendar year.

Assumptions:
RMD Calendar Year 01/01/2020 to 12/31/2020
Annuity Year 06/01/2019 to 05/31/2020
Guaranteed Income Amount and RMD Amount = $5,000
Remaining Guaranteed Income Amount as of 1/3/2020 = $3,000 (a $2,000 withdrawal was taken on 7/1/2019)
RMD Amount for Calendar Year 2020 = $6,000
The amount you may withdraw in the current Annuity Year (between 1/3/2020 and 5/31/2020) without it being treated as Excess Income is $4,000.

Here is the calculation: $3,000 + ($6,000 – $5,000) = $4,000.
If the $4,000 withdrawal is taken in the current Annuity Year (prior to 6/1/2020), the remaining Guaranteed Income Amount will be zero and the remaining RMD amount of $2,000 may be taken in the subsequent Annuity Year beginning on 6/1/2020 (when your Guaranteed Income Amount is reset to $5,000).
If you had chosen to not take any additional withdrawals until on or after 6/1/2020, then you would be eligible to withdraw $6,000 without it being treated as a withdrawal of Excess Income.

SURRENDER VALUE

During the Accumulation Period you can surrender your Annuity at any time, and you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the surrendered Annuity. Your Surrender Value is equal to the Account Value less any applicable CDSC, any applicable tax charges, and any Annual Maintenance Fee.

We require a minimum Surrender Value of $2,000 after any Partial Withdrawal. We waive this requirement while the Defined Income Benefit is in effect, if you are withdrawing the Guaranteed Income Amount, provided you do not take a withdrawal of Excess Income. See “Annuity Period” for information on the impact of the minimum Surrender Value at Annuitization.

MEDICALLY-RELATED SURRENDERS

Where permitted by law, you may request to surrender all or part of your Annuity prior to the Annuity Date without application of any otherwise applicable CDSC upon occurrence of a medically-related “Contingency Event” as described below (a “Medically-Related Surrender”). The availability and requirements of such a surrender and waiver may vary by state. Please note, this applies to either owner if you elected the spousal version of the benefit and named both spouses as joint owners.

If you request a full surrender, the amount payable will be your Account Value. Although a CDSC will not apply to qualifying Medically-Related Surrenders, please be aware that a withdrawal from the Annuity before you have reached age 59 1/2may be subject to a 10% additional tax and other tax consequences – see the “Taxes” section of this prospectus.

We waive any applicable CDSC only if:

•	the Owner is an entity, the Annuitant must have been named or any change of Annuitant must have been accepted by us, prior to the “Contingency Event” described below in order to qualify for a Medically-Related Surrender;

•	the Owner is an entity, the Annuitant must be alive as of the date we pay the proceeds of such surrender request;

•	the Owner is one or more natural persons, all such Owners must also be alive at such time;

•	we receive satisfactory proof of the Owner’s (or the Annuitant’s if entity-owned) confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us;

•	no subsequent Purchase Payments can be made to the Annuity; and/or

•	proceeds will only be sent by check or electronic fund transfer directly to the Owner.

We reserve the right to impose a maximum amount of a Medically-Related Surrender (equal to $500,000), but we do not currently impose that maximum. That is, if the amount of a partial medically-related withdrawal request, when added to the aggregate amount of Medically-Related Surrenders you have taken previously under this Annuity and any other annuities we and/or our affiliates have issued to you exceeds that maximum amount, we reserve the right to treat the amount exceeding that maximum as not an eligible Medically-Related Surrender.

A “Contingency Event” occurs if the Owner (or Annuitant if entity-owned) is:

•	first confined in a “Medical Care Facility” after the Issue Date and while the Annuity is in force, remains confined for at least 90 consecutive days, and remains confined on the date we receive the Medically-Related Surrender request at our Service Center; or

•	first diagnosed as having a “Fatal Illness” after the Issue Date and while the Annuity is in force. We may require a second or third opinion by a licensed physician chosen by us regarding a diagnosis of Fatal Illness. We will pay for any such second or third opinion.

“Fatal Illness” means a condition (a) diagnosed by a licensed physician; and (b) that is expected to result in death within 24 months after the diagnosis in 80% of the cases diagnosed with the condition. “Medical Care Facility” means a facility operated and licensed pursuant to the laws of any United States jurisdiction providing medically necessary in-patient care, which is (a) prescribed by a licensed physician in writing; (b) recognized as a general hospital or long-term care facility by the proper authority of the United States jurisdiction in which it is located; (c) recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; and (d) certified as a hospital or long-term care facility; OR (e) a nursing home licensed by the United States jurisdiction in which it is located and offers the services of a Registered Nurse (RN) or Licensed Practical Nurse (LPN) 24 hours a day that maintains control of all prescribed medications dispensed and daily medical records. This waiver is not available in the states of California, Connecticut and Massachusetts.

TAXES

The tax considerations associated with an Annuity vary depending on whether the Annuity is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of Annuities below. The discussion is general in nature and describes only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. It is based on current law and interpretations which may change. The information provided is not intended as tax advice. The federal income tax treatment of the Annuity is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of law to individual circumstances. Generally, the cost basis in an Annuity is the amount you pay into your Annuity, or into an annuity exchanged for your Annuity, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for tax-favored retirement plans, which is the responsibility of the Owner.

On advisory products, you may establish an advisory fee deduction program for a qualified or Non-qualified Annuity with no living benefit such that charges for investment advisory fees are not taxable to the Annuity Owner. Please note that there are additional requirements that must be satisfied in order for investment advisory fee charges paid from a Non-qualified Annuity to be treated as not taxable. Charges for investment advisory fees that are taken from a qualified or Non-qualified Annuity with a living benefit are treated as a partial withdrawal from the Annuity and will be tax reported as such to the Annuity Owner.

The discussion below generally assumes that the Annuity is issued to the Annuity Owner. For Annuities issued under the Beneficiary Continuation Option or as a Beneficiary Annuity, refer to the Taxes Payable by Beneficiaries for a Non-qualified Annuity and Required Distributions Upon Your Death for Qualified Annuities sections below.

NON-QUALIFIED ANNUITIES

In general, as used in this prospectus, a Non-qualified Annuity is owned by an individual or non-natural person and is not associated with a tax-favored retirement plan.

Taxes Payable by You

We believe the Annuity is an Annuity for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the Annuity. Generally, all Annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one Annuity for purposes of determining the amount of any withdrawal that is subject to tax under the rules described below. We treat advisory fee payments as an expense of the Annuity and not a taxable distribution if your Non-qualified Annuity satisfies the requirements of a Private Letter Ruling issued to us by the Internal Revenue Service (“IRS”). In accordance with the PLR, advisory fee payments from your Non-qualified Annuity are treated as an expense as long as your advisor attests to us that the PLR requirements have been met, including that the advisory fees will not exceed 1.5% of the Annuity’s cash value and the Annuity only pays the advisor for fees related to investment advice with respect to the Annuity and no other services. The PLR does not generally allow such favorable tax treatment of advisory fee payments where a commission is also paid on the Annuity.

It is possible that the IRS could assert that some or all of the charges for the optional living or death benefits under the Annuity should be treated for federal income tax purposes as a partial withdrawal from the Annuity. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable income to the extent there are earnings in the Annuity. Additionally, for Owners under age 59½, the taxable income attributable to the charge for the benefit could be subject to the 10% additional tax. If the IRS determines that the charges for one or more benefits under the Annuity are taxable withdrawals, then the sole, primary, or surviving Owner will be provided with a notice from us describing available alternatives regarding these benefits.

Taxes on Withdrawals and Surrender Before Annuity Payments Begin

If you make a withdrawal from your Annuity or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of cost basis, until all gain has been withdrawn. At any time there is no gain in your Annuity, payments will be treated as a nontaxable return of cost basis until all cost basis has been returned. After all cost basis is returned, all subsequent amounts will be taxed as ordinary income. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982 is not subject to the 10% additional tax.

You will generally be taxed on any withdrawals from the Annuity while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefits or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your Annuity as collateral for a loan, the part assigned generally will be treated as a withdrawal and subject to income tax to the extent of gain. If the entire Account Value is assigned or pledged, subsequent increases in the Account Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The cost basis is increased by the amount includible in income with respect to such assignment or pledge. If you transfer your Annuity for less than full consideration, such as by gift, you will also trigger tax on any gain in the Annuity. This rule does not apply if you transfer the Annuity to your spouse or under most circumstances if you transfer the Annuity incident to divorce.

If you choose to receive payments under an interest payment option, or a Beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your Annuity and will immediately subject any gain in the Annuity to income tax and possibly the 10% additional tax.

Taxes on Annuity Payments

If you select an annuity payment option as described in the “Annuity Period” section of this prospectus, a portion of each annuity payment you receive will be treated as a partial return of your cost basis and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your cost basis (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the Annuity. After the full amount of your cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the Annuitant before the full amount of your cost basis has been recovered, a tax deduction may be allowed for the unrecovered amount. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.

If your Account Value is reduced to zero but the Annuity remains in force due to a benefit provision, further distributions from the Annuity will be reported as annuity payments, using an exclusion ratio based upon the undistributed cost basis in the Annuity and the total value of the anticipated future payments until such time as all cost basis has been recovered.

Maximum Annuity Date

You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer make Purchase Payments, surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.

Please refer to your Annuity contract for the maximum Annuity Date.

Partial Annuitization

We do not currently permit partial annuitization.

Medicare Tax on Net Investment Income

The Code includes a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly or qualifying widow(er) with dependent child, $125,000 for married taxpayers filing separately, $200,000 for all others, and approximately $15,650 for estates and trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the Annuity will be considered investment income for purposes of this surtax.

10% Additional Tax for Early Withdrawal from a Non-Qualified Annuity

You may owe a 10% additional tax on the taxable part of distributions received from your Non-qualified Annuity. Amounts are not subject to this additional tax if:

•	the amount is paid on or after you reach age 59½;

•	the amount is paid on or after your death (or the death of the Annuitant when the owner is not an individual);

•	the amount received is attributable to your becoming disabled (as defined in the Code);

•	generally the amount paid or received is in the form of substantially equal periodic payments (as defined in the Code) not less frequently than annually (please note that substantially equal periodic payments must continue until the later of reaching age 59½ or five years and the impermissible modification of payments during that time period will result in retroactive application of the 10% additional tax); or

•	the amount received is paid under an immediate Annuity (within the meaning of the Code) and the annuity start date is no more than one year from the date of purchase (the first monthly annuity payment being required to be paid within 13 months).

Other exceptions to this tax may apply. You should consult your tax advisor for further details.

Special Rules in Relation to Tax-free Exchanges Under Section 1035

Section 1035 of the Code permits certain tax-free exchanges of a life insurance contract, Annuity or endowment contract for an Annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. Partial exchanges may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of the partially exchanged amount as well as the 10% additional tax on pre-age 59½ withdrawals. In Revenue Procedure 2011-38, the IRS indicated that, for partial exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial Annuity or receiving Annuity within 180 days of the date on which the partial exchange was completed (other than an amount received as an annuity for a period of 10 years or more or during one or more lives), the IRS may not treat the transaction as a tax-free Section 1035 exchange. The IRS will apply general tax rules to determine the substance and treatment of the transaction in such cases. We strongly urge you to discuss any partial exchange transaction of this type with your tax advisor before proceeding with the transaction.

If an Annuity is purchased through a tax-free exchange of a life insurance contract, Annuity or endowment contract that was purchased prior to August 14, 1982, then any Purchase Payments made to the original contract prior to August 14, 1982 will be treated as made to the new Annuity prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a return of cost basis first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% additional tax.

After you elect an Annuity Payout Option, we do not allow you to exchange your Annuity.

Taxes Payable by Beneficiaries for a Non-Qualified Annuity

If an Owner dies before the Annuity Date, the Death Benefit distributions are taxed at ordinary income tax rates. The value of the Death Benefit, as determined under federal law, is also included in the Owner’s estate for federal estate tax purposes. Generally, the same income tax rules described above would also apply to amounts received by your Beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the Beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit:

•	As a lump sum payment, the Beneficiary is taxed in the year of payment on gain in the Annuity.

•	Within 5 years of death of Owner, the Beneficiary is taxed on the lump sum payment. The Death Benefit must be taken as one lump sum payment within 5 years of the death of the Owner. Partial withdrawals are not permitted to be paid to Beneficiaries under our Annuity contracts.

•	Under an Annuity or Annuity settlement option where distributions begin within one year of the date of death of the Owner, the Beneficiary is taxed on each payment with part as gain and part as return of cost basis. After the full amount of cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable.

After the Annuity Date, if a period certain remains under the annuity option and the Annuitant dies before the end of that period, any remaining payments made to the Beneficiary will be fully excluded from income until the remaining investment in the contract is recovered and all annuity payments thereafter are fully includible in income. If we allow the Beneficiary to commute the remaining payments in a lump sum, the proceeds will be taxable as a surrender.

Considerations for Contingent Annuitants: We may allow the naming of a contingent Annuitant when a Non-qualified Annuity is held by a pension plan or a tax favored retirement plan, or held by a Custodial Account. In such a situation, the Annuity may no longer qualify for tax deferral where the Annuity continues after the death of the Annuitant. However, tax deferral should be provided instead by the pension plan, tax favored retirement plan, or Custodial Account. We may also allow the naming of a contingent annuitant when a Non-qualified Annuity is held by an entity owner when such Annuities do not qualify for tax deferral under the current tax law. This does not supersede any benefit language which may restrict the use of the contingent annuitant.

Reporting and Withholding on Distributions

Amounts distributed from an Annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity payment, we apply default withholding under the applicable tax rules unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and you request a payment be delivered outside the United States or do not provide a U.S. taxpayer identification number, we are required to withhold income tax.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien’s country. Please refer to the discussion below regarding withholding rules for a Qualified Annuity.

Regardless of the amount withheld by us, you are liable for payment of income taxes (including any estimated taxes that may be due) on the taxable portion of distributions from the Annuity. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

Entity Owners

Where an Annuity is held by a non-natural person (e.g., a corporation, partnership), other than as an agent or nominee for a natural person (or in other limited circumstances), increases in the value of the Annuity over its cost basis will be subject to tax annually.

Where an Annuity is issued to a Charitable Remainder Trust (CRT), increases in the value of the Annuity over its cost basis will be subject to tax reporting annually. As there are charges for the optional living and death benefits described elsewhere in this prospectus, and such charges reduce the contract value of the Annuity, trustees of the CRT should discuss with their legal advisors whether election of such optional living or death benefits violates their fiduciary duty to the remainder beneficiary.

Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity is generally not considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Non-qualified Annuity held by a natural person, provided that all grantors of the trust are natural persons. At this time, we will not issue an Annuity to grantor trusts with more than two grantors.

Where the Annuity is owned by a grantor trust, the Annuity must be distributed within five years after the date of the first grantor’s death (or the Annuitant’s death in certain instances) under Section 72(s) of the Code. See the “Payment of Death Benefit” section for scenarios where a Death Benefit or Surrender Value is payable depending upon the underlying facts.

Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.

Annuity Qualification

Diversification And Investor Control. In order to qualify for the tax rules applicable to Annuities described above, the investment assets in the Non-qualified Annuity Sub-accounts must be diversified according to certain rules under the Code. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment, and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the U.S. or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the Portfolios underlying the variable Investment Options of the Annuity meet these diversification requirements.

An additional requirement for qualification for the tax treatment described above is that we, and not you as the Annuity Owner, must have sufficient control over the underlying assets to be treated as the Owner of the underlying assets for tax purposes. The tax law limits the amount of control you may have over choosing investments for your Annuity. If this “investor control” rule is violated your Annuity assets will be considered owned directly by you and lose the favorable tax treatment generally afforded to annuities.

While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an Annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable Annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the Investment Options offered pursuant to this prospectus. We reserve the right to take any action, including modifications to your Annuity or the Investment Options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected Owners and will be made with such notice to affected Owners as is feasible under the circumstances.

Required Distributions Upon Your Death for a Non-Qualified Annuity.

Upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the Annuity must be distributed within five years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). If the Beneficiary does not begin installments within one year of the date of death, no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline. Your designated Beneficiary is the person to whom benefit rights under the Annuity pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Annuity may be continued with your spouse as the Owner. For Non-qualified Annuities owned by a non-natural person, the required distribution rules generally apply upon the death of the Annuitant. This means, for example, that for an Annuity held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitant to die.

Changes To Your Annuity. We reserve the right to make any changes we deem necessary to assure that your Annuity qualifies as an Annuity for tax purposes. Any such changes will apply to all Annuity Owners and you will be given notice to the extent feasible under the circumstances.

QUALIFIED ANNUITIES

In general, as used in this prospectus, a Qualified Annuity is an Annuity with applicable endorsements for a tax-favored plan or a Non-Qualified Annuity held by a tax-favored retirement plan.

The following is a general discussion of the tax considerations for Qualified Annuities. This Annuity may or may not be available for all types of the tax-favored retirement plans discussed below. This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your financial professional prior to purchase to confirm if this Annuity is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this Annuity.

A Qualified Annuity may have been purchased for use in connection with:

•	Individual retirement accounts and annuities (IRAs), including inherited IRAs (which we refer to as a Beneficiary IRA), which are subject to Sections 408(a) and 408(b) of the Code;

•	Roth IRAs, including inherited Roth IRAs (which we refer to as a Beneficiary Roth IRA) under Section 408A of the Code;

•	A corporate Pension or Profit-sharing plan (subject to 401(a) of the Code);

•	H.R. 10 plans (also known as Keogh Plans, subject to 401(a) of the Code);

•	Tax Sheltered Annuities (subject to 403(b) of the Code, also known as Tax Deferred Annuities or TDAs);

•	Section 457 plans (subject to 457 of the Code).

A Non-qualified Annuity may have been purchased by a 401(a) trust, a custodial IRA or a custodial Roth IRA account, or a Section 457 plan, which can hold other permissible assets. The terms and administration of the trust or custodial account or plan in accordance with the laws and regulations for 401(a) plans, IRAs or Roth IRAs, or a Section 457 plan, as applicable, are the responsibility of the applicable trustee or custodian.

You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in Annuities. This means that when a tax favored plan invests in an Annuity, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).

Types of Tax-favored Plans

IRAs. The “IRA Disclosure Statement” and “Roth IRA Disclosure Statement” which accompany the prospectus contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (the material terms are summarized in this prospectus and in those Disclosure Statements), the IRS requires that you have a “Free Look” after making an initial contribution to the Annuity. During this time, you can cancel the Annuity by notifying us in writing, and we will refund the greater of all purchase payments under the Annuity or the Account Value, less any applicable federal and state income tax withholding.

Contribution Limits/Rollovers. Subject to the minimum purchase payment requirements of an Annuity, you may purchase an Annuity for an IRA in connection with a “rollover” of amounts from a qualified retirement plan, as a transfer from another IRA, by making a contribution consisting of your IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the later applicable due date of your federal income tax return, without extension), or as a current year contribution. Contribution amounts are indexed for inflation. The IRS generally provides contribution limits for the subsequent year in the fourth quarter of the current year. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The $1,000 catch-up contribution for IRA owners age 50 or older is indexed for inflation starting in 2024 in accordance with the Consolidated Appropriations Act, 2023 (which includes SECURE 2.0 of 2022 (“SECURE 2.0”). Go to www.irs.gov for the contribution limits for each year.

The “rollover” rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally “roll over” certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy an Annuity, you can make regular IRA contributions under the Annuity (to the extent permitted by law and the terms of the Annuity). For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12-month rule. There is no age limitation with regard to contributions to a traditional IRA as long as the earned income requirements are met.

In some circumstances, non-spouse Beneficiaries may roll over to an IRA amounts due from qualified plans, 403(b) plans, and governmental 457(b) plans. However, the rollover rules applicable to non-spouse Beneficiaries under the Code are more restrictive than the rollover rules applicable to Owner/participants and spouse Beneficiaries. Generally, non-spouse Beneficiaries may roll over distributions from tax favored retirement plans only as a direct rollover. An inherited IRA must be directly rolled over from the employer plan or transferred from an IRA and must be titled in the name of the deceased (i.e., John Doe deceased for the benefit of Jane Doe). No additional contributions can be made to an inherited IRA. In this prospectus, an inherited IRA is also referred to as a Beneficiary Annuity.

Required Provisions. Annuities that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

•	You, as Owner of the Annuity, must be the “Annuitant” under the contract (except in certain cases involving the division of property under a decree of divorce);

•	Your rights as Owner are non-forfeitable;

•	You cannot sell, assign or pledge the Annuity;

•	The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts or amounts transferred by trustee-to-trustee transfer);

•	The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn the applicable age (see the Required Minimum Distribution rules for more details); and

•	Death and annuity payments must meet Required Minimum Distribution rules described below.

Usually, the full amount of any distribution from an IRA (including a distribution from this Annuity) which is not a transfer or rollover is taxable. As taxable income, these distributions are subject to the general income tax withholding rules described earlier regarding an Annuity in the Non-qualified Annuity section. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

•	A 10% early withdrawal additional tax described below;

•	Liability for “prohibited transactions” if you, for example, borrow against the value of an IRA; or

•	Failure to take a Required Minimum Distribution, also described below.

Simplified Employee Pensions (SEP). SEPs are a variation on a standard IRA, and Annuities issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:

•	If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of (a) the annual employer contribution limit as indexed for inflation, or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer’s SEP contribution as compensation for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. Go to www.irs.gov for the current year contribution limit and compensation limit.

•	SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and

•	SEPs that contain a salary reduction or “SARSEP” provision prior to 1997 may permit salary deferrals from employee income. Contribution amounts are indexed for inflation. The IRS generally provides contribution limits for the subsequent year in the fourth quarter of the current year. with the employer making these contributions to the SEP. However, no new “salary reduction” or “SARSEPs” can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year are permitted to contribute an additional catch-up contribution amount. These amounts are indexed for inflation and may depend on the participant’s age. Go to www.irs.gov for the current year contribution limit and catch-up contribution limit. Not all Annuities issued by us are available for SARSEPs. You will also be provided the same information, and have the same “Free Look” period, as you would have if you purchased the Annuity for a standard IRA.

•	Roth contributions are permitted for SEP IRAs starting in 2023. Under SECURE 2.0, employers may offer employees the ability to elect to treat employee and employer SEP contributions (in whole or in part) as made to a Roth IRA. The Company does not currently offer Roth contributions for SEP IRAs, but we reserve the right to offer this contribution type in the future.

ROTH IRAs. The “Roth IRA Disclosure Statement” contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

•	Contributions to a Roth IRA cannot be deducted from your gross income;

•	“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the Owner of the IRA attains age 59½; (b) after the Owner’s death; (c) due to the Owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the Owner. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.

•	If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA during your lifetime, and distributions are not required during the owner’s lifetime.

Subject to the minimum Purchase Payment requirements of an Annuity, you may purchase an Annuity for a Roth IRA in connection with a “rollover” of amounts of another traditional IRA, SEP, SIMPLE-IRA (subject to a timing restriction), employer sponsored retirement plan (under Sections 401(a) or 403(b) of the Code) or Roth IRA. You may also purchase an Annuity for a Roth IRA, if you meet certain income limitations, by making a contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or as a current year contribution. The Code permits persons who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a “rollover” of all or any part of the amount of such distribution to a Roth IRA which they establish (a “conversion”). The conversion of non-Roth accounts triggers current taxation (but is not subject to a 10% early distribution additional tax unless a distribution that is allocable to the rollover contribution is distributed within 5 years of the conversion).

In addition, SECURE 2.0 amends the Code to allow for tax and penalty free rollovers from 529 accounts to Roth IRAs, under certain conditions. Starting in 2024, beneficiaries of 529 college savings accounts would be permitted to roll over up to $35,000 over the course of their lifetime from any 529 account in their name to their Roth IRA. These rollovers generally are also subject to Roth IRA annual contribution limits, and the 529 account must have been open for more than 15 years, among other requirements.

The Code also permits the recharacterization of current year contribution amounts from a traditional IRA into a Roth IRA, or from a Roth IRA to a traditional IRA. Recharacterization is accomplished through a trustee-to-trustee transfer of a contribution (or a portion of a contribution) plus earnings, between different types of IRAs. A properly recharacterized contribution is treated as a contribution made to the second IRA instead of the first IRA. Such recharacterization must be completed by the applicable tax return due date (with extensions). However, no recharacterizations of conversions can be made.

Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law and the terms of the Annuity. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA. Non-spouse Beneficiaries receiving a distribution from an employer sponsored retirement plan under Sections 401(a) or 403(b) of the Code can also directly roll over contributions to a Roth IRA. However, it is our understanding of the Code that non-spouse Beneficiaries cannot “rollover” benefits from a traditional IRA to a Roth IRA.

TDAs. In general, you may own a Tax Deferred Annuity (also known as a TDA, Tax Sheltered Annuity (TSA), 403(b) plan or 403(b) Annuity) if you are an employee of a tax-exempt organization (as defined under Code Section 501(c)(3)) or a public educational organization, and you may make contributions to a TDA so long as your employer maintains such a plan and your rights to the Annuity are non-forfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement subject to specific limits. Individuals participating in a TDA who are age 50 or above by the end of the year will be permitted to contribute an additional amount. This amount is indexed for inflation. Go to www.irs.gov for the current year contribution limit and catch-up contribution limit. Further, you may roll over TDA amounts to another TDA or an IRA. You may also roll over TDA amounts to a qualified retirement plan, a SEP and a governmental 457(b) plan. An Annuity may generally only qualify as a TDA if distributions of salary deferrals (other than “grandfathered” amounts held as of December 31, 1988) may be made only on account of:

•	Your attainment of age 59½;

•	Your severance of employment;

•	Your death;

•	Your total and permanent disability; or

•	Hardship (under limited circumstances, and only related to salary deferrals, not including earnings attributable to these amounts).

In any event, you must begin receiving distributions from your TDA by April 1st of the calendar year after the calendar year you turn the applicable age or retire, whichever is later. These distribution limits do not apply either to transfers or exchanges of investments under the Annuity, or to any “direct transfer” of your interest in the Annuity to another employer’s TDA plan or mutual fund “custodial account” described under Code Section 403(b)(7). Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to “qualified” retirement plans.

Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its agent. In addition, in order to comply with the regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in Good Order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.

Late Rollover Self-Certification

You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal advisor regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.

Required Minimum Distributions and Payment Options

If you hold the Annuity under an IRA (or other tax-favored plan), Required Minimum Distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach the applicable age (“required beginning date”) and must be made for each year thereafter. For a TDA or a 401(a) plan for which the participant is not a greater than 5% Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner’s lifetime.

If you were born...	Your “applicable age” is...
Before July 1, 1949	70½
After June 30, 1949 and before 1951	72
After 1950 and before 1960	73
After 1959	75

The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the Required Minimum Distribution deadline so that a timely distribution is made. Please note that there is a 25% excise tax (a 50% excise tax applied prior to the 2023 taxable year) on the amount of any required minimum distribution not made in a timely manner. The excise tax on failure is further reduced from 25% to 10% if corrected in a timely manner and certain other conditions are met in accordance with SECURE 2.0.

Required Minimum Distributions are calculated based on the sum of the Account Value and the actuarial present value of any additional living and death benefits from optional riders that you have purchased under the Annuity. As a result, the Required Minimum Distributions may be larger than if the calculation were based on the Account Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Annuity and an increased amount of taxable income distributed to the Annuity Owner, and a reduction of payments under the living and death benefit optional riders.

You can use the Minimum Distribution option to satisfy the Required Minimum Distribution rules for an Annuity without either beginning annuity payments or surrendering the Annuity. Under this option, we will distribute to you the Required Minimum Distribution amount, less any other partial withdrawals that you made during the year. Such amount will be based on the value of the Annuity as of December 31 of the prior year, but is determined without regard to other Annuities you may own. If a trustee-to-trustee transfer or direct rollover of the full contract value is requested when there is an active Required Minimum Distribution program running, the Required Minimum Distribution will be removed and sent to the Owner prior to the remaining funds being sent to the transfer institution.

Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. In accordance with SECURE 2.0, a new optional method for calculating your RMDs may be available if you have an IRA in an annuity payout (or partial annuity payout), and an IRA in the deferral stage. Please contact your tax advisor to determine if this calculation method is appropriate for you. In addition, if you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your non-Roth IRAs. If you inherit more than one IRA or more than one Roth IRA from the same Owner, similar rules apply.

Charitable IRA Distributions.

Certain qualified IRA distributions used for charitable purposes are eligible for an exclusion from gross income, up to $100,000 (indexed for inflation beginning after 2023), for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70½. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions. Effective 2020, the amount of your qualified charitable distributions that are excluded from income for a tax year is reduced (but not below zero) by the excess of: (1) the total amount of your IRA deductions allowed for all tax years ending on or after the date you attain age 70½, over (2) the total amount of reductions for all tax years preceding the current tax year. You should consult your tax advisor about whether a one-time distribution up to $50,000 (indexed for inflation beginning after 2023) that is made from your IRA to a “split-interest entity” can be excluded from your gross income.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.

Required Distributions Upon Your Death for a Qualified Annuity

Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, any remaining interest must be distributed in accordance with federal income tax requirements. For Owner and Beneficiary deaths prior to 2020, please consult your tax advisor regarding the applicable post-death distribution requirements.

The information provided below applies to Owner and Beneficiary deaths after 2019. In addition, if you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, this law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, this law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).

•	Death before your required beginning date. If you die before your required beginning date, and you have a designated beneficiary, any remaining interest must be distributed within 10 years after your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is generally determined on the date of your death. An EDB (other than a minor child) can generally stretch distributions over their life or life expectancy if payments begin by the end of the calendar year following the year of your death and continuing over the EDB’s remaining life expectancy after the

EDB’s death. However, all amounts must be fully distributed by the end of the year containing the 10th anniversary of the EDB’s death. Special rules apply to minors and Beneficiaries that are not individuals. Additional special rules apply to surviving spouses, see “Spousal Continuation” below.

•	Death on or after your required beginning date. In general, if you die on or after your required beginning date, and you have a designated beneficiary who is not an EDB, any remaining interest in your Qualified Annuity must continue to be distributed over the longer of your remaining life expectancy and your designated beneficiary’s life expectancy (or more rapidly), but all amounts must be distributed within 10 years of your death. If your Beneficiary is an EDB (other than a minor child), distributions must continue over the longer of your remaining life expectancy and the EDB’s life expectancy (or more rapidly), but all amounts must be distributed within 10 years of the EDB’s death. Special rules apply to EDBs who are minors, EDBs who are older than the Owner, and Beneficiaries that are not individuals.

•	Annuity payments. If you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the law might need to be commuted at the end of that period (or otherwise modified after your death if permitted under federal tax law and by us) in order to comply with the post-death distribution requirements.

•	Other rules. The post-death distribution requirements do not apply if the employee or IRA owner elected annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the requirements generally do not apply to an immediate annuity contract purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.

If your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations.

In addition, these post-death distribution requirements generally do not apply if the employee or IRA owner died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee or IRA owner dies after January 1, 2020, and the designated beneficiary had elected the lifetime payout rule or was under the at-least-as rapidly rule, any remaining interest must be distributed within 10 year of the designated beneficiary’s death. Hence, this 10-year rule will apply to (1) a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee or IRA owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated beneficiary of an employee or IRA owner who died prior to 2020.

•	Spousal continuation. If your beneficiary is your spouse, such surviving spouse can delay the application of the post-death distribution requirements until after their death by transferring the remaining interest tax-free to their own IRA, or by electing to treat your IRA as their own IRA. However, in certain circumstances the surviving spouse may have to take “hypothetical RMDs” (i.e., catch up amounts required in accordance with the regulations).

The post-death distribution requirements are complex in numerous respects. Treasury has issued final and proposed regulations that may impact these required minimum distribution requirements. We reserve the right to make changes in order to comply with the final and proposed regulations, or any final regulations published in the future. Any such changes will apply uniformly to affected Owners or Beneficiaries and will be made with such notice to affected Owners or Beneficiaries as is feasible under the circumstances. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

Unless payments are being made in the form of an annuity, a Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.

Until withdrawn, amounts in a Qualified Annuity continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the required beginning date.

10% Additional Tax for Early Withdrawals from a Qualified Annuity

You may owe a 10% additional tax on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan. Amounts are not subject to this additional tax if:

•	the amount is paid on or after you reach age 59½ or die;

•	the amount received is attributable to your becoming disabled; or

•	generally the amount paid or received is in the form of substantially equal periodic payments (as defined in the Code) not less frequently than annually. (Please note that substantially equal periodic payments must continue until the later of reaching age 59½ or five years. Certain modification of payments or additional contributions to the Annuity during that time period will result in retroactive application of the 10% additional tax.)

There are a number of other exceptions to this tax that may apply. In addition, distributions that satisfy certain exceptions to this tax may be repaid in certain circumstances. You should consult your tax advisor for further details.

Withholding

For 403(b) Tax Deferred annuities, we will withhold federal income tax at the rate of 20% for any eligible rollover distribution paid by us to or for a plan participant, unless such distribution is “directly” rolled over into another qualified plan, IRA (including the IRA variations described above), SEP, governmental 457(b) plan or TDA. An eligible rollover distribution is defined under the tax law as a distribution from an employer plan under 401(a), a TDA or a governmental 457(b) plan, excluding any distribution that is part of a series of substantially equal payments (at least annually) made over the life expectancy of the employee or the joint life expectancies of the employee and his designated Beneficiary, any distribution made for a specified period of 10 years or more, any distribution that is a required minimum distribution and any hardship distribution. Regulations also specify certain other items which are not considered eligible rollover distributions. We will not withhold for payments made from trustee owned Annuities or for payments under a 457 plan. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

•	For any annuity payments not subject to mandatory withholding, you will have taxes withheld under the applicable default withholding rules; and

•	For all other distributions, we will withhold at a 10% rate.

If no U.S. taxpayer identification number is provided, no election out of withholding will be allowed, and we will automatically withhold using the default withholding rules. In addition, if you are a U.S. person (which includes a resident alien), and you request a payment be delivered outside the U.S., we are required to withhold income tax.

We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes (including any estimated tax liabilities) on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes. There may be additional state income tax withholding requirements.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien’s country.

ERISA Requirements

ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.

Other relevant information required by the exemptions is contained in the contract and accompanying documentation.

Please consult with your tax advisor if you have any questions about ERISA and these disclosure requirements.

Spousal Consent Rules for Retirement Plans – Qualified Annuities

If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.

Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.

Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.

IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required unless specifically required under the terms of the plan. Upon your death, any Death Benefit will be paid to your designated Beneficiary.

ADDITIONAL CONSIDERATIONS

Reporting and Withholding for Escheated Amounts

Revenue Rulings 2018-17 and 2020-24 provide that an amount transferred from an IRA or 401(a) qualified retirement plan to a state’s unclaimed property fund is subject to federal income tax withholding at the time of transfer. The amount transferred is also subject to federal tax reporting. Consistent with these Rulings, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund. Non-qualified annuity contracts generally are subject to the same or similar federal income tax reporting and withholding requirements as IRAs and qualified retirement plans. As a result, we may determine in the future that we have an obligation to follow similar guidelines with respect to any amounts escheated from your Non-qualified Annuity.

Gifts and Generation-skipping Transfers

If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.

Civil Unions and Domestic Partnerships

U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to such a relationship, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract. Please consult with your tax or legal advisor before electing the Spousal Benefit for a civil union partner or domestic partner.

LEGAL PROCEEDINGS

As of the date of this prospectus, neither the Company nor the Separate Account or Prudential Annuities Distributors, Inc. is a party to any material legal proceedings outside of the ordinary routine litigation incidental to the business. Although the Company and its affiliates are involved in pending and threatened legal proceedings in the normal course of its business, we do not anticipate that the outcome of any such legal proceedings will have a material adverse effect on the Separate Account, or the Company’s ability to meet its obligations under the Annuity, or the ability of Prudential Annuities Distributors, Inc. to meet its obligations related to the Annuity.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and Pruco Life are incorporated by reference in the Statement of Additional Information.

ADDITIONAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?

We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you at www.prudential.com/regdocs/PLAZ-PRUDEFINEDINC-USP or any other electronic means. We send a confirmation statement to you each time a transaction is made affecting Account Value, such as making subsequent Purchase Payments, transfers, exchanges or withdrawals. We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter. We may confirm regularly scheduled transactions, such as systematic withdrawals (including 72(t) payments and required minimum distributions), and bank drafting, in quarterly statements instead of confirming them immediately. You should review the information in these statements carefully. You may request additional reports. We reserve the right to charge up to $50 for each such additional report.

Any errors or corrections on transactions for your Annuity must be reported to us at our Service Center as soon as possible to assure proper accounting to your Annuity. For transactions that are confirmed immediately, we assume all transactions are accurate unless you notify us otherwise within 30 days from the date you receive the confirmation. For transactions that are first confirmed on the quarterly statement, we assume all transactions are accurate unless you notify us within 30 days from the date you receive the quarterly statement. All transactions confirmed immediately or by quarterly statement are deemed conclusive after the applicable 30-day period. We may also send an annual report and a semi-annual report containing applicable financial statements for the Separate Account and the Portfolios, as of December 31 and June 30, respectively, to Owners or, with your prior consent, make such documents available electronically through our website or other electronic means.

WHAT ARE THE SEPARATE ACCOUNTS?

The Separate Accounts are where Pruco Life sets aside and invests the assets supporting the Annuity. The assets of each Separate Account are held in the name of Pruco Life, and legally belong to us. We will maintain assets in each Separate Account with a total market value at least equal to the cash Surrender Value and other liabilities we must maintain related to the Annuity obligations supported by such assets. The obligations under the Annuity are those of Pruco Life, which is the issuer of the Annuity and the depositor of the Separate Accounts. More detailed information about Pruco Life, including its audited financial statements, is provided in the Statement of Additional Information.

Pruco Life Insurance Company Flexible Premium Variable Annuity Account

The assets supporting obligations based on allocations to the Sub-accounts are held in Sub-accounts of Pruco Life Insurance Company Flexible Premium Variable Annuity Account, also referred to as “Pruco Life Variable Annuity Account”. Pruco Life Variable Annuity Account assets that are held in support of the Sub-account are kept separate from all our other assets and may not be chargeable with liabilities arising out of any other business we may conduct. Thus, income, gains and losses from assets allocated to Pruco Life Variable Annuity Account are credited to or charged against Pruco Life Variable Annuity Account, without regard to other income, gains or losses of Pruco Life or any other of our Separate Accounts.

Pruco Life Variable Annuity Account was established by us pursuant to Arizona law on June 16, 1995. Pruco Life Variable Annuity Account also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Pruco Life Variable Annuity Account.

Pruco Life Variable Annuity Account consists of multiple Sub-accounts. Each Sub-account invests only in a single mutual fund or mutual fund portfolio. The name of each Sub-account generally corresponds to the name of the Portfolio. Each Sub-account in Pruco Life Variable Annuity Account may have several different Unit Prices to reflect the Insurance Charge, Distribution Charge (when applicable) and the charges for any optional benefits that are offered under the Annuity issued by us through Pruco Life Variable Annuity Account. Pruco Life Variable Annuity Account is registered with the SEC under the Investment Company Act of 1940 (“Investment Company Act”) as a unit investment trust, which is a type of investment company. The SEC does not supervise investment policies, management or practices of Pruco Life Variable Annuity Account. We may offer new Sub-accounts, eliminate Sub-accounts, or combine Sub-accounts at our sole discretion. We may also close Sub-accounts to subsequent Purchase Payments on existing annuities or close Sub-accounts for annuities purchased on or after specified dates.

In addition to rights that we specifically reserve elsewhere in this prospectus, we reserve the right to perform any or all of the following:

•	offer new Sub-accounts, eliminate Sub-accounts, substitute Sub-accounts or combine Sub-accounts;

•	close Sub-accounts to subsequent Purchase Payments on existing Annuities or close Sub-accounts for Annuities purchased on or after specified dates;

•	combine the Separate Account with separate accounts;

•	deregister the Separate Account under the Investment Company Act of 1940;

•	manage the Separate Account as a management investment company under the Investment Company Act of 1940 or in any other form permitted by law;

•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;

•	establish a provision in the Annuity for federal income taxes if we determine, in our sole discretion, that we will incur a tax as the result of the operation of the Separate Account;

•	make any changes required by federal or state laws with respect to annuity contracts; and

•	to the extent dictated by any underlying Portfolio, impose a redemption fee or restrict transfers within any Sub-account

We will first notify you and receive any necessary SEC and/or state approval before making such a change. If an underlying mutual fund is liquidated, we will ask you to reallocate any amount in the liquidated fund. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required. If investment in the Portfolios or a particular Portfolio is no longer possible, or in our discretion becomes inappropriate for purposes of the Annuity, or for any other rationale in our sole judgment, we may substitute another portfolio or investment Portfolios without your consent. The substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any required approval of the SEC and any applicable state insurance departments. In addition, we may close Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion. We do not control the underlying mutual funds, so we cannot guarantee that any of those funds will always be available.

Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the underlying mutual funds or fund Portfolios, as applicable. We do not guarantee the investment results of any Sub-account. Your Account Value allocated to the Sub-accounts may increase or decrease. You bear the entire investment risk. There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

The General Account. Our general obligations and any guaranteed benefits under the Annuity are supported by our General Account and are subject to our claims paying ability. Assets in the General Account are not segregated for the exclusive benefit of any particular contract or obligation. General Account assets are also available to our general creditors and for conducting routine business activities, such as the payment of salaries, rent and other ordinary business expenses. The General Account is subject to regulation and supervision by the Arizona Department of Insurance and to the insurance laws and regulations of all jurisdictions where we are authorized to do business.

Cyber Security Risks. We provide information about cyber security risks associated with this Annuity in the Statement of Additional Information.

WHO DISTRIBUTES THE ANNUITIES?

Prudential Annuities Distributors, Inc. (PAD), a wholly-owned subsidiary of Prudential Insurance Company of America, is the distributor and principal underwriter of the Annuities offered through this prospectus. PAD acts as the distributor of a number of annuity and life insurance products and the AST Portfolios. PAD’s principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker/dealer under the Securities Exchange Act of 1934 (Exchange Act), and is a member of the Financial Industry Regulatory Authority (FINRA). PAD enters into distribution agreements with unaffiliated broker-dealers who are registered under the Exchange Act (collectively, “Firms”). Applications for the Annuities are solicited by registered representatives of the Firms. PAD utilizes a network of its own registered representatives to wholesale the Annuities to Firms. Because the Annuities offered through this prospectus are insurance products as well as a securities, all registered representatives who sell the Annuities are also appointed insurance agents of Pruco Life.

In connection with the sale and servicing of the Annuities, Firms may receive cash compensation and/or non-cash compensation. Cash compensation includes discounts, concession, fees, service fees, commissions, asset based sales charges, loans, overrides, or any cash employee benefit received in connection with the sale and distribution of variable contracts. Non-cash compensation includes any form of compensation received in connection with the sale and distribution of variable contracts that is not cash compensation, including but not limited to merchandise, gifts, travel expenses, meals and lodging.

Under the selling agreements, cash compensation in the form of commissions is paid to Firms on sales of the Annuities according to one or more schedules. The selling registered representative will receive all or a portion of the cash compensation, depending on the practice of his or her Firm. Commissions are generally based on a percentage of Purchase Payments made, up to a maximum of 5%. Alternative compensation schedules are available that generally provide a lower initial commission plus ongoing quarterly compensation based on all or a portion of Account Value. We may also provide cash compensation to the distributing Firm for providing ongoing service to you in relation to the Annuities. These payments may be made in the form of percentage payments based upon “Assets under Management” or “AUM,” (total assets), subject to certain criteria in certain Pruco Life products. These payments may also be made in the form of percentage payments based upon the total amount of money received as Purchase Payments under Pruco Life annuity products sold through the Firm.

In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the Annuities on a preferred or recommended company or product list and/or access to the Firm’s registered representatives), we, or PAD, may enter into non-cash compensation arrangements with certain Firms with respect to certain or all registered representatives of such Firms under which such Firms may receive fixed payments or reimbursement. These types of fixed payments are made directly to or in sponsorship of the Firm and may include, but are not limited to payment for: training of sales personnel; marketing and/or administrative services and/or other services they provide to us or our affiliates; educating customers of the firm on the features of the Annuities; conducting due diligence and analysis; providing office access, operations, systems and other support; holding seminars intended to educate registered representatives and make them more knowledgeable about the Annuities; conferences (national, regional and top producer); sponsorships; speaker fees; promotional items; a dedicated marketing coordinator; priority sales desk support; expedited marketing compliance approval and preferred programs to PAD; and reimbursements to Firms for marketing activities or other services provided by third-party vendors to the Firms and/or their registered representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we or PAD may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisors/subadvisors or other organizations with which we do business (“Entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of this non-cash compensation varies widely because some may encompass only a single event, such as a conference, and others have a much broader scope.

Cash and/or non-cash compensation may not be offered to all Firms and Entities and the terms of such compensation may differ between Firms and Entities. In addition, we or our affiliates may provide such compensation, payments and/or incentives to Firms or Entities arising out of the marketing, sale and/or servicing of variable annuities or life insurance offered by different Prudential business units.

The lists below include the names of the Firms and Entities that we are aware (as of December 31, 2024) received compensation with respect to our annuity business generally during 2024 (or as to which a payment amount was accrued during 2024). The Firms and Entities listed include those receiving non-cash and/or cash compensation (as indicated below) in connection with marketing of products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon request. Each of these Annuities also is distributed by other selling Firms that previously were appointed only with our former affiliate Prudential Annuities Life Assurance Corporation (“PALAC”) now known as Fortitude Life Insurance & Annuity Company (“FLIAC”). Such other selling Firms may have received compensation similar to the types discussed above with respect to their sale of PALAC annuities. In addition, such other selling Firms may, on a going forward basis, receive substantial compensation that is not reflected in this 2024 retrospective depiction. During 2024, non-cash compensation received by Firms and Entities ranged from $93.59 - $1,199,010.95. During 2024, cash compensation received by Firms ranged from $0.15 - $12,238,445.84.

All of the Firms and Entities listed below received non-cash compensation during 2024. In addition, Firms in bold also received cash compensation during 2024.

AE Financial Services
AFS Securities, LLC
AGES Financial Services
AGP - Alliance Global Partners
Alera Group
Alerus
Alexander Capital
Alliance Bernstein, L.P.
Allred Wealth Management
Allstate Financial Srvcs, LLC
Ambassador Wealth Management
AMERICAN PORTFOLIO FIN SVCS INC
American Strategic Advisors
Ameriprise Financial, Inc.
Ameritas Investment Corp.
AMUNI Financial, Inc.
Anderson Financial Services
Arete Wealth Management
Arkadios Capital LLC
Ascent Wealth Partners
Assured Partners
Atria Network
Ausdal Financial Partners, Inc.
Avantax Investment Services
B. Riley Wealth Management inc.
Bancwest Investment Srvcs, Inc
Bankers Life
BCG Securities, Inc.
BDOPS
Beaconsfield Financial Services

Benchmark Financial Wealth Advisors, LLC
Benjamin F. Edwards & Company, Inc.
Berthel Fisher & Company
BMO Capital Markets Corp
Bowers Digmann Financial
Bridgehaven Financial
Brighthouse Financial
Brooklight Place Securities, Inc.
Cabot Lodge
Cadaret, Grant & Co., Inc.
Calton & Associates, Inc
Cambridge Investment Research, Inc.
Canandaguia Bank
Cantella & Co., Inc.
Capital Investment Group, Inc.
Capital Synergy Partners
Capital Wealth Partners Inc
Capitol Securities Management, Inc.
Carlson Financial Group
Carlton & Associates, Inc.
Cassidy & Company
Centaurus Financial, Inc.
Century Financial & Insurance Services
Cetera Advisor Network LLC
Chelsea Financial
Citigroup Global Markets Inc.
Citizens Securities, Inc.
Claricity Wealth & Planning
Clark Capital Management Group
Coastal One

Commonwealth Financial Network
Compak Securities
Concorde Investment Services, LLC
Concourse Financial Group Securities Inc
Cooley & Labas Financial Advisors
Copper Financial
Cornerstone Financial Services
Creativeone
Crown Capital Securities, L.P.
CRUMP
CUNA Brokerage Svcs, Inc.
CUSO Financial Services, L.P.
CW Securities
Cypress CU
D.A. Davidson
David Lerner and Associates
Dawson & Bertran Investment Advisors
DayMark Wealth Partners
Delaware Life
DFPG Investments LLC
Dimensional Fund Advisors Ltd
Discipline Advisors
Due Diligence Works
DWS
EBH Securities
Edward Jones & Co.
Emerson Equity LLC
Empower Credit Union
Envestnet
Equitable Advisors, LLC

Equity Services, Inc.
ESL Investment Services
Excel Securities & Assoc.
Feldman Financial Group
FID X
Fidelity Investments
Fifth Third Bank
Financial Focus Group
Financial Security Management, Inc
First Allied Securities, Inc.
First Asset Financial
First Heartland Capital, Inc.
Fortune Financial Services, Inc.
Franklin Templeton
Frontier Asset
Frost Brokerage Services Inc
Garden State Securities, Inc.
Geneos Wealth Management, Inc.
Glass Financial Advisors
GLOBALINK SECURITIES, INC.
Goldberg, Clouse & Edgell, LLC
Goldman Sachs
Gradient Securities, LLC
Great America
Grove Point Investments
Guardian Wealth Strategies, LLC
GWN Securities, Inc.
Halley-Dodson Insurance
Halliday Financial LLC
Hantz Financial Services,Inc.
HARBOR FINANCIAL SERVICES LLC
Hazard & Siegel, Inc.
Hilltop Securities Inc.
Horan
Horizon Financial Resources,LLC
Hornor, Townsend & Kent, Inc.
Hudson Valley Credit Union
Hunter Insurance & Financial Services
Huntleigh Securities
IBN Financial Services, Inc.
iCapital
Income & Asset Advisory
Independence Capital Co. Inc
Independent Financial Grp, LLC
Infinex Financial Group
Infinity Wealth Management
Innovation Partners
Intervest
Invesco
J.W. Cole Financial, Inc.

J.P. Morgan
Jackson National Life
Janney Montgomery Scott, LLC.
Jennison Associates
Kestra Financial, Inc.
Key Investment Services LLC
Kingswood Capital Management
Kneeland Advisors
Kovack Securities, Inc.
Kress Financial
Larson Financial Securities
LaSalle St. Securities LLC
LAX and Company
Lebenthal Wealth Advisors, LLC
Leigh Baldwin & Company, LLC
LEXVO Wealth Mgmt
Lifemark Corporation
Lincoln Financial Advisors
Lincoln Financial Securities Corporation
Lincoln Investment Planning
Lion Street
LM Kohn
LPL Financial Corporation
Lyons Bank
M Holdings Securities, Inc
M&T Securities
Madison Advisors
MAP Estate Planning
Mehta & Associates
Mercer Allied Company L.P.
Merrill Lynch
MFS Investment Management
michael settler cpa
MML Investors Services, Inc.
Moloney Securities
Money Concepts Capital Corp.
Morgan Stanley Smith Barney
Morris Group
Mutual of Omaha Insurance Company
Mutual Securities, Inc
NACK
National Securities Corp.
Nations Financial Group, Inc.
Nationwide Planning Associates
NBC Securities
NBT Bank
Neuberger Berman
Newbridge Securities
Next Financial Group, Inc.
North Ridge Wealth Planning LLC

North Star Consultants, Inc.
Northeast Financial Network
NORTHLAND SECURITIES INC
NORTHWESTERN MUTUAL INVESTMENT SERVICES LLC
O.N. Equity
Oberlin Marketing Inc
Octavia
OMNI FINANCIAL SECURITIES
OneAmerica Securities, Inc.
ONESCO
OPPENHEIMER & CO, INC.
OSAIC Wealth
Packerland Brokerage Svcs,Inc
Park Avenue Securities, LLC
Parkland Securities
Peak Brokerage Services
Pinnacle Investments, LLC
Planmember Securities Corporation
PNC Investments, LLC
Premier Financial Network
Premier Securities of America Inc.
Prime Financial Services
Principal Securities, Inc.
Private Client Services, LLC
Prospera Financial Services, Inc
Prudential Annuities
Purshe Kaplan Sterling Investments
Q6 Advisors, Inc.
Queen City
Ranu Insurance Agency Inc
Raymond James Financial Svcs
RBC CAPITAL MARKETS CORPORATION
Regal Securities, Inc.
Regions Bank
Regulus Financial Group
Rehmann Financial
Ridgewood Wealth Management LLC
Riegel Financial
RNR Securities, L.L.C.
Robert W. Baird & Co., Inc.
Rundahl Financial Consultants
SA Stone Wealth Management Inc.
Sage Rutty & Co. Inc.
Saltzman Associates
Sanctuary Securities
Saxony Securities, Inc.
Scarborough Capital Management
Securities America, Inc.
Securities Management & Research, Inc.

Sigma Financial Corporation
Signature Financial Group
Silver Oak Securities Inc
Skyline
Steele Wealth Management, Inc.
Step Stone Group
Stifel Nicolaus & Co.
Strategic Fin Alliance Inc
Strategic Wealth Management Group, LLC
Strellner Financial Group
Summit Financial Group
T. Rowe Price Group, Inc.
TFS Securities, Inc.
The Investment Center
The Leaders Group
The O.N. Equity Sales Co.
The Prudential Insurance Company of America
The Tschetter Group

The Windmill Group
Tim Hall Financial Services
Tompkins Bank
Town & Country Wealth Management
TransAmerica Financial Advisors, Inc.
Travis Financial Services LLC
Triad Advisors, Inc.
TruChoice Financial
TrueBlue Financial
Truist Investment Services Inc.
TRUSTMONT FINANCIAL GROUP, INC.
Truvium Wealth Management, LLC
UBS Financial Services, Inc.
United Planners Fin. Serv.
US Bank
USA Financial Securities Corp.
VALIC FINANCIAL ADVISORS, INC.
Valmark Securities

Valued Capital Advisors
Vanderbilt Securities Inc
VANDERBILT SECURITIES LLC
Vesta Wealth Advisors
Vestech Securities, Inc.
VOYA Financial Advisors
WADDELL & REED INC.
Wellington Management
Wells Fargo Advisors LLC
WELLS FARGO ADVISORS LLC - WEALTH
Wells Fargo Investments LLC
WesBanco Securities Inc.
Western International Securities, Inc.
Winslow Evans and Crocker
Woodbury Financial Services
WORLD EQUITY GROUP

You should note that Firms and individual registered representatives and branch managers with some Firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuities than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you or to the Separate Account. Cash and non-cash compensation varies by annuity product, and such differing compensation could be a factor in which annuity a financial professional recommends to you. Your registered representative can provide you with more information about the compensation arrangements that apply upon request.

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

HOW TO CONTACT US

Please communicate with us using the telephone number and addresses below for the purposes described. Failure to send mail to the proper address may result in a delay in our receiving and processing your request.

Prudential’s Annuities Service Center

Call our Customer Service Team at 1-888-PRU-2888 during normal business hours.

Internet

Access information about your Annuity at: www.prudential.com/annuities

Correspondence Sent by Regular Mail

Prudential Annuities Service Center
P.O. Box 7960
Philadelphia, PA 19176

Correspondence Sent by Overnight*, Certified or Registered Mail

Prudential Annuities Service Center
1600 Malone Street
Millville, NJ 08332

*Please note that overnight correspondence sent through the United States Postal Service may be delivered to the P.O. Box listed above, which could delay receipt of your correspondence at our Service Center. Overnight mail sent through other methods (e.g., Federal Express, United Parcel Service) will be delivered to the address listed below.

Correspondence sent by regular mail to our Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Service Center. Your correspondence is not considered received by us until it is received at our Service Center. Where this prospectus refers to the day when we receive a Purchase Payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

You can obtain account information by calling our automated response system and at www.prudential.com/contact-us, our website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. Please note that unless you tell us otherwise, we deem that all transactions that are directed by your financial professional with respect to your Annuity have been authorized by you. We require that you or your representative provide proper identification before performing transactions over the telephone or through our website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN by calling our automated response system and at www.prudential.com/contact-us. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

Pruco Life does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Nor, due to circumstances beyond our control, can we provide any assurances as to the delivery of transaction instructions submitted to us by regular and/or express mail. Regular and/or express mail (if operational) will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed. Pruco Life reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

PRUDENTIAL, THE PRUDENTIAL LOGO AND THE ROCK DESIGN ARE TRADEMARKS OF PRUDENTIAL FINANCIAL, INC. AND ITS RELATED ENTITIES, REGISTERED IN MANY JURISDICTIONS WORLDWIDE. USED UNDER LICENSE.

PRUDENTIAL DEFINED INCOME (PDI) VARIABLE ANNUITY AND AST ARE SERVICE MARKS OR REGISTERED TRADEMARKS OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA AND ARE USED UNDER LICENSE BY ITS AFFILIATES.

APPENDIX A – PORTFOLIO AVAILABLE UNDER THE ANNUITY

The following is the Portfolio available under the Annuity. More information about the Portfolio is available in the prospectus for the Portfolio, which may be amended from time to time and can be found online at www.prudential.com/regdocs/PLAZ-PRUDEFINEDINC-USP. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email to service@prudential.com.

The current expenses and performance information below reflects fee and expenses of the Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these other charges were included. The Portfolio’s past performance is not necessarily an indication of future performance.

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Fixed Income	AST Government Money Market Portfolio1,‡ PGIM Fixed Income	0.58%	4.76%	2.14%	1.40%
Fixed Income	AST Multi-Sector Fixed Income Portfolio♦ PGIM Fixed Income PGIM Limited	0.72%	0.22%	-0.53%	2.28%

The additional information below may be applicable to the Portfolios listed in the above table.
PGIM Fixed Income is a business unit of PGIM, Inc.
PGIM Investments LLC manages each of the Portfolios of The Prudential Series Fund (PSF).
PGIM Investments LLC manages each of the Portfolios of the Advanced Series Trust (AST). AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the Portfolios of AST.
PGIM Real Estate is a business unit of PGIM, Inc.
1.	These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits.
Those other variable annuity contracts offer certain optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each contract Owner’s Account Value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Sub-accounts for those variable annuity contracts and an AST bond Portfolio Sub-account or a fixed account (those AST bond Portfolios or a fixed account may not be available in connection with the annuity contracts offered through this prospectus). You should be aware that the operation of the formula in those other variable annuity contracts may result in large-scale asset flows into and out of the underlying Portfolios that are available with your contract. These asset flows could adversely impact the underlying Portfolios, including their risk profile, expenses and performance. Because transfers between the Sub-accounts and the AST bond Sub-account or a fixed account can be frequent and the amount transferred can vary from day to day, any of the underlying Portfolios could experience the following effects, among others:

(a)	a Portfolio’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Portfolio’s investment strategy;

(b)	the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and

(c)	a Portfolio may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Portfolio compared to other similar funds.

The efficient operation of the asset flows among Portfolios triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.
Before you allocate to the Sub-account with the AST Portfolios listed above, you should consider the potential effects on the Portfolios that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Variable Annuity. Please work with your financial professional to determine which Portfolios are appropriate for your needs.
♦	This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.
‡	The Portfolio has certain restrictions regarding availability for investment by Contract Owners as listed below.
AST Government Money Market Portfolio
FOR USE IN CALIFORNIA ONLY - The AST Government Money Market investment option is offered for the sole purpose of allocating your Purchase Payment(s) to the Annuity during the “free look” period. The AST Government Money Market investment option is not available for future allocations or transfers and has no relationship to the operation of the Defined Income Benefit.

A-1

APPENDIX B – SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES

Certain features of your Annuity may be different than the features described earlier in this prospectus, if your Annuity is issued in certain states described below.

State	State Variation
California

Contingent Deferred Sales Charge is referred to as Surrender Charge.
In the “General Description of Contracts" section of this prospectus, under “Change of Owner, Annuitant and Beneficiary Designations,” there is no restriction on ownership changes or assignments. However, your right to assign, transfer or pledge the Annuity for a loan may be limited if the Annuity is used as an Individual Retirement Annuity (“IRA”) or other qualified investment that is given beneficial tax treatment under the Code.
If the Single Designated Life or Spousal Designated Lives are changed, the Guaranteed Income Amount will be recalculated on the date the change is received in our Service Office in Good Order (the “Change Date”). The Income Percentages and Income Growth Rate issued with the Annuity will not change. The new Guaranteed Income Amount, however, will be determined by multiplying the Income Percentage applicable to the attained age of the new Single Designated Life or younger Spousal Designated Life on the Change Date by the Account Value on the Change Date. The new Guaranteed Income Amount will continue to appreciate at the daily equivalent of any applicable Income Growth Rate and will continue to be adjusted based on subsequent Purchase Payments and any Non-Lifetime Withdrawals or Lifetime Withdrawals.
Before requesting a change under your Annuity that would result in a change to the Single Designated Life or Spousal Designated Lives, you should consider the adjustment to the Guaranteed Income Amount that will result from such a change.
In the “Surrenders and Withdrawals” section of this prospectus under “Medically-Related Surrenders,” Medically-Related Surrenders are not available.

Connecticut

In the “Surrenders and Withdrawals” section of this prospectus under “Medically-Related Surrenders.” Medically-Related Surrenders are not available.
In the “General Description of Contracts" section of this prospectus, under “Change of Owner, Annuitant and Beneficiary Designations,” the reserved right to reject ownership changes only applies if the proposed new owner is a structured settlement company or institutional investor.

Florida

In the “Annuity Period” section of the prospectus, there is a one Year waiting period for Annuitization.
In the “General Description of Contracts" section of this prospectus, under “Change of Owner, Annuitant and Beneficiary Designations,” there is no restriction on ownership changes or assignments. However, your right to assign, transfer or pledge the Annuity for a loan may be limited if the Annuity is used as an Individual Retirement Annuity (“IRA”) or other qualified investment that is given beneficial tax treatment under the Code.
With respect to those who are 65 years or older on the date of purchase, in no event will the Contingent Deferred Sales Charge exceed 10% in accordance with Florida law.

Massachusetts

In the “Annuity Period” section of the prospectus, the Annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under annuity option or any lifetime withdrawal option benefit.
In the "Surrenders and Withdrawals" section of this prospectus under “Medically-Related Surrenders,” Medically-Related Surrenders are not available.

Montana

In the “Annuity Period” section of this prospectus, the annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any Annuity Option or any lifetime withdrawal option benefit.

New Jersey

In the “General Description of Contracts" section of this prospectus, under “Change of Owner, Annuitant and Beneficiary Designations,” the reserved right to reject ownership changes and assignments only applies if the proposed new owner is a structure settlement company or institutional investor.
In the “Annuity Period” section of this prospectus, the minimum annuity payment and minimum Surrender Value at the time of Annuitization is not applicable.

New Mexico	In the “Charges” section of this prospectus under “Tax Charge,” no premium taxes apply to annuities issued in New Mexico.
North Carolina	In the “Charges” section of this prospectus under “Tax Charge,” no premium taxes apply to annuities issued in North Carolina.
Oregon

In the “Charges” section of this prospectus under “Tax Charge,” no premium taxes apply to annuities issued in Oregon.
In the "Genearl Description of Contracts" section of this prospectus, under “Change of Owner, Annuitant and Beneficiary Designations,” there is no reserved right to reject any transfer, assignment or pledge, but the right to transfer, assign or pledge the Annuity may be limited depending on the use of the Annuity.

Pennsylvania

In the “Charges” section of this prospectus under “Tax Charge,” no premium taxes apply to annuities issued in Pennsylvania. In the event that a premium tax becomes applicable, we will notify you of the amount of the tax and its effect upon any payments to be made.

B-1

State	State Variation
Texas

In the “General Description of Contracts" section of this prospectus, under “Change of Owner, Annuitant and Beneficiary Designations,” there is no reserved right to reject any transfer, assignment or pledge, but the right to transfer, assign or pledge the Annuity may be limited depending on the use of the Annuity.
In the “Charges” section of this prospectus under “Tax Charge,” no premium taxes apply to annuities issued in Texas.
In the “Annuity Period” section of this prospectus, the minimum annuity payment is $20 per month.

B-2

APPENDIX C – DEFINED INCOME BENEFIT SAMPLE CALCULATIONS

The initial Guaranteed Income Amount (GIA) is determined on the Issue Date. It is determined by applying the applicable Income Percentage to the Account Value on the Issue Date. Subsequent Purchase Payments will increase the GIA by applying the amount of the Purchase Payment to the applicable Income Percentage (based on the attained age of the youngest Designated Life) on the date the Purchase Payment is allocated to your Annuity.

For the applicable Income Percentage rates associated with any subsequent Purchase Payments made after the Issue Date, please see the rates disclosed in the applicable Rate Sheet Prospectus Supplement, or contact us or your financial professional. You may make subsequent Purchase Payments to your Annuity at any time within the first 90 days after Issue Date.

The following examples are purely hypothetical and are for illustrative purposes only. They are intended to provide examples of how we would calculate the Guaranteed Income Amount based on the Income Percentages and Income Growth Rate provided in the prospectus or a Rate Sheet Prospectus Supplement. They also assume that the application was signed, received, and funded within the parameters disclosed in the prospectus or on the Rate Sheet Prospectus Supplement. The hypothetical examples are also designed to show how the Rate Sheet Prospectus Supplement may change from month to month for newly issued Annuities. Please note that once your Annuity is issued, the assigned rates will not change. Please also note, your GIA would be different than the examples shown below depending on the Income Percentage and Income Growth Rate effective at the time you sign your application, your age at the time of the initial Purchase Payment is applied, the amount of your initial Purchase Payment, and whether you have elected the single or spousal version.

Hypothetical Rate Sheet Prospectus Supplement Examples:

Rate Sheet Prospectus Supplement effective between June 1 and June 30
Attained Age	Income Percentage	Income Growth Rate
60	4.50%	5.00% (for all ages)
61	4.60%
62	4.70%
63	4.80%
64	4.90%
65	5.00%

Scenario 1, calculating the GIA based on a single Purchase Payment:

Application Signed Date: June 24

Issue Date: July 5 of the same calendar year in which the application was signed

Purchase Payment Received: $100,000

Age: 62

The Income Percentages and Income Growth Rate are set based on the rates effective between June 1 and June 30. As a result, the initial Income Percentage will be 4.70%, and the Income Growth Rate assigned to the Annuity will be 5.00%. The initial Guaranteed Income Amount is $4,700, which is determined by multiplying the Account Value on the Issue Date ($100,000) by the applicable Income Percentage (4.70%).

C-1

Rate Sheet Prospectus Supplement effective between July 1 and July 31
Attained Age	Income Percentage	Income Growth Rate
60	4.70%	5.50% (for all ages)
61	4.80%
62	4.90%
63	5.00%
64	5.10%
65	5.20%

Scenario 2, calculating the GIA based on a single Purchase Payment, and one additional Purchase Payment:

Application Signed Date: July 15

Issue Date: July 17 of the same calendar year in which the application was signed

Purchase Payments Received:

•	$100,000 on the Issue Date

•	Additional Purchase Payment of $10,000 on November 17 of the same calendar year

Age on the Issue Date: 62

The Income Percentages and Income Growth Rate are set based on the rates effective between July 1 and July 31. As a result, the initial Income Percentage will be 4.90%, and the Income Growth Rate assigned to the annuity will be 5.50%.

The initial Guaranteed Income Amount will be $4,900, which is determined by multiplying Account Value on the Issue Date ($100,000) by the Income Percentage (4.90%).

When the additional Purchase Payment of $10,000 is deposited exactly three months later, the Designated Life is now age 63. The increase to the GIA will continue to be based on the Rate Sheet Prospectus Supplement effective between July 1 and July 31. In this scenario, the current GIA would be increased by $500 since the Income Percentage assigned to the $10,000 additional Purchase Payment was 5% based on the attained age of 63.

To calculate the new GIA for the Annuity after the additional Purchase Payment, we would first take the current GIA of $4,989.21 (the initial $4,900 GIA that has increased by 5.5% Income Growth Rate for four months). We would then add the $500 GIA increase that was applicable to the additional Purchase Payment, resulting in a new total GIA of $5,489.21.

Scenario 3, calculating the GIA based on a single Purchase Payment, where the Designated Life has attained a new age between the date the application was signed and subsequently issued:

Application Signed Date: July 1

Issue Date: July 12 of the same calendar year in which the application was signed

Purchase Payment(s) Received: $100,000

Age: 64 on the application signed date, turning age 65 prior to the Issue Date

The Income Percentage and Income Growth Rate are set based on the rates effective between July 1 and July 31. As a result, the initial Income Percentage will be 5.20% and the Income Growth Rate assigned to the annuity will be 5.50%.

The initial Guaranteed Income Amount will be $5,200, which is determined by multiplying the Account Value on the Issue Date ($100,000) by the Income Percentage (5.20%).

Scenario 4, your application was either received or funded beyond the time frames disclosed on your Rate Sheet Prospectus Supplement:

The Annuity would not be issued as the application was either not received in Good Order or the Annuity was not funded within the time frames disclosed on your Rate Sheet Prospectus Supplement. As a result, you would need to submit additional paperwork if you still wish to purchase the Annuity. Your Annuity would be eligible to receive the then current rates that are being offered on the Rate Sheet Prospectus Supplement (as of the date you signed the form), which could be higher or lower than the rates on the date you had first signed the Annuity application.

C-2

APPENDIX D – HISTORICAL INCOME GROWTH RATES AND INCOME PERCENTAGES

The rates below apply for applications signed on or after December 15, 2020 until a new rate sheet supplement is issued with new rates and percentages. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
4.00% Annual Effective
Compounded Daily
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	2.30%	1.80%
46	2.30%	1.80%
47	2.30%	1.80%
48	2.30%	1.80%
49	2.40%	1.90%
50	2.50%	2.00%
51	2.60%	2.10%
52	2.65%	2.15%
53	2.80%	2.30%
54	2.90%	2.40%
55	3.05%	2.55%
56	3.20%	2.70%
57	3.30%	2.80%
58	3.50%	3.00%

Age	Single Percentage	Spousal Percentage
59	3.65%	3.15%
60	3.90%	3.40%
61	4.00%	3.50%
62	4.05%	3.55%
63	4.25%	3.75%
64	4.40%	3.90%
65	4.60%	4.10%
66	4.65%	4.15%
67	4.70%	4.20%
68	4.70%	4.20%
69	4.75%	4.25%
70	4.80%	4.30%
71	4.90%	4.40%
72	4.95%	4.45%

Age	Single Percentage	Spousal Percentage
73	5.05%	4.55%
74	5.10%	4.60%
75	5.15%	4.65%
76	5.20%	4.70%
77	5.25%	4.75%
78	5.35%	4.85%
79	5.40%	4.90%
80	5.40%	4.90%
81	5.50%	5.00%
82	5.60%	5.10%
83	5.70%	5.20%
84	5.80%	5.30%
85+	5.90%	5.40%

The rates below apply for applications signed on or after November 1, 2020 until a new rate sheet supplement is issued with new rates and percentages. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
4.00% Annual Effective
Compounded Daily
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	2.30%	1.80%
46	2.30%	1.80%
47	2.30%	1.80%
48	2.30%	1.80%
49	2.40%	1.90%
50	2.50%	2.00%
51	2.60%	2.10%
52	2.65%	2.15%
53	2.80%	2.30%
54	2.90%	2.40%
55	3.05%	2.55%
56	3.20%	2.70%
57	3.30%	2.80%
58	3.50%	3.00%

Age	Single Percentage	Spousal Percentage
59	3.65%	3.15%
60	3.90%	3.40%
61	4.00%	3.50%
62	4.05%	3.55%
63	4.25%	3.75%
64	4.40%	3.90%
65	4.60%	4.10%
66	4.65%	4.15%
67	4.70%	4.20%
68	4.70%	4.20%
69	4.75%	4.25%
70	4.80%	4.30%
71	4.90%	4.40%
72	4.95%	4.45%

Age	Single Percentage	Spousal Percentage
73	5.05%	4.55%
74	5.10%	4.60%
75	5.15%	4.65%
76	5.20%	4.70%
77	5.25%	4.75%
78	5.35%	4.85%
79	5.40%	4.90%
80	5.40%	4.90%
81	5.50%	5.00%
82	5.60%	5.10%
83	5.70%	5.20%
84	5.80%	5.30%
85+	5.90%	5.40%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN SEPTEMBER 1, 2020 AND OCTOBER 31, 2020.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after NOVEMBER 1, 2020. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
4.00% Annual Effective
Compounded Daily
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	2.30%	1.80%
46	2.30%	1.80%
47	2.30%	1.80%
48	2.30%	1.80%
49	2.40%	1.90%
50	2.50%	2.00%
51	2.60%	2.10%
52	2.65%	2.15%
53	2.80%	2.30%
54	2.90%	2.40%
55	3.05%	2.55%
56	3.20%	2.70%
57	3.30%	2.80%
58	3.50%	3.00%

Age	Single Percentage	Spousal Percentage
59	3.65%	3.15%
60	3.90%	3.40%
61	4.00%	3.50%
62	4.05%	3.55%
63	4.25%	3.75%
64	4.40%	3.90%
65	4.60%	4.10%
66	4.65%	4.15%
67	4.70%	4.20%
68	4.70%	4.20%
69	4.75%	4.25%
70	4.80%	4.30%
71	4.90%	4.40%
72	4.95%	4.45%

Age	Single Percentage	Spousal Percentage
73	5.05%	4.55%
74	5.10%	4.60%
75	5.15%	4.65%
76	5.20%	4.70%
77	5.25%	4.75%
78	5.35%	4.85%
79	5.40%	4.90%
80	5.40%	4.90%
81	5.50%	5.00%
82	5.60%	5.10%
83	5.70%	5.20%
84	5.80%	5.30%
85+	5.90%	5.40%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN AUGUST 15, 2020 AND AUGUST 31, 2020.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after SEPTEMBER 1, 2020. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

Income Growth Rate:
5.00% Annual Effective
Compounded Daily
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	2.70%	2.20%
46	2.70%	2.20%
47	2.70%	2.20%
48	2.70%	2.20%
49	2.80%	2.30%
50	2.90%	2.40%
51	3.00%	2.50%
52	3.05%	2.55%
53	3.20%	2.70%
54	3.30%	2.80%
55	3.45%	2.95%
56	3.60%	3.10%
57	3.70%	3.20%
58	3.90%	3.40%

Age	Single Percentage	Spousal Percentage
59	4.05%	3.55%
60	4.30%	3.80%
61	4.40%	3.90%
62	4.45%	3.95%
63	4.65%	4.15%
64	4.80%	4.30%
65	5.00%	4.50%
66	5.05%	4.55%
67	5.10%	4.60%
68	5.10%	4.60%
69	5.15%	4.65%
70	5.20%	4.70%
71	5.30%	4.80%
72	5.35%	4.85%

Age	Single Percentage	Spousal Percentage
73	5.45%	4.95%
74	5.50%	5.00%
75	5.55%	5.05%
76	5.60%	5.10%
77	5.65%	5.15%
78	5.75%	5.25%
79	5.80%	5.30%
80	5.80%	5.30%
81	5.90%	5.40%
82	6.00%	5.50%
83	6.10%	5.60%
84	6.20%	5.70%
85+	6.30%	5.80%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JULY 1, 2020 AND AUGUST 14, 2020.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after AUGUST 15, 2020. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.00% Annual Effective
Compounded Daily
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	2.85%	2.35%
46	2.85%	2.35%
47	2.85%	2.35%
48	2.85%	2.35%
49	2.95%	2.45%
50	3.05%	2.55%
51	3.15%	2.65%
52	3.20%	2.70%
53	3.35%	2.85%
54	3.45%	2.95%
55	3.60%	3.10%
56	3.75%	3.25%
57	3.85%	3.35%
58	4.05%	3.55%

Age	Single Percentage	Spousal Percentage
59	4.20%	3.70%
60	4.45%	3.95%
61	4.55%	4.05%
62	4.60%	4.10%
63	4.80%	4.30%
64	4.95%	4.45%
65	5.15%	4.65%
66	5.20%	4.70%
67	5.25%	4.75%
68	5.25%	4.75%
69	5.30%	4.80%
70	5.35%	4.85%
71	5.45%	4.95%
72	5.50%	5.00%

Age	Single Percentage	Spousal Percentage
73	5.60%	5.10%
74	5.65%	5.15%
75	5.70%	5.20%
76	5.75%	5.25%
77	5.80%	5.30%
78	5.90%	5.40%
79	5.95%	5.45%
80	5.95%	5.45%
81	6.05%	5.55%
82	6.15%	5.65%
83	6.25%	5.75%
84	6.35%	5.85%
85+	6.45%	5.95%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MAY 15, 2020 AND JUNE 30, 2020.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after JULY 1, 2020. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.25% Annual Effective
Compounded Daily
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	2.95%	2.45%
46	2.95%	2.45%
47	2.95%	2.45%
48	2.95%	2.45%
49	3.05%	2.55%
50	3.15%	2.65%
51	3.25%	2.75%
52	3.30%	2.80%
53	3.45%	2.95%
54	3.55%	3.05%
55	3.70%	3.20%
56	3.85%	3.35%
57	3.95%	3.45%
58	4.15%	3.65%

Age	Single Percentage	Spousal Percentage
59	4.30%	3.80%
60	4.55%	4.05%
61	4.65%	4.15%
62	4.70%	4.20%
63	4.90%	4.40%
64	5.05%	4.55%
65	5.25%	4.75%
66	5.30%	4.80%
67	5.35%	4.85%
68	5.35%	4.85%
69	5.40%	4.90%
70	5.45%	4.95%
71	5.55%	5.05%
72	5.60%	5.10%

Age	Single Percentage	Spousal Percentage
73	5.70%	5.20%
74	5.75%	5.25%
75	5.80%	5.30%
76	5.85%	5.35%
77	5.90%	5.40%
78	6.00%	5.50%
79	6.05%	5.55%
80	6.05%	5.55%
81	6.15%	5.65%
82	6.25%	5.75%
83	6.35%	5.85%
84	6.45%	5.95%
85+	6.55%	6.05%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN APRIL 1, 2020 AND MAY 14, 2020.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after MAY 15, 2020. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.00% Annual Effective
Compounded Daily
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	2.70%	2.20%
46	2.70%	2.20%
47	2.70%	2.20%
48	2.70%	2.20%
49	2.80%	2.30%
50	2.90%	2.40%
51	3.00%	2.50%
52	3.05%	2.55%
53	3.20%	2.70%
54	3.30%	2.80%
55	3.45%	2.95%
56	3.60%	3.10%
57	3.70%	3.20%
58	3.90%	3.40%

Age	Single Percentage	Spousal Percentage
59	4.05%	3.55%
60	4.30%	3.80%
61	4.40%	3.90%
62	4.45%	3.95%
63	4.65%	4.15%
64	4.80%	4.30%
65	5.00%	4.50%
66	5.05%	4.55%
67	5.10%	4.60%
68	5.10%	4.60%
69	5.15%	4.65%
70	5.20%	4.70%
71	5.30%	4.80%
72	5.35%	4.85%

Age	Single Percentage	Spousal Percentage
73	5.45%	4.95%
74	5.50%	5.00%
75	5.55%	5.05%
76	5.60%	5.10%
77	5.65%	5.15%
78	5.75%	5.25%
79	5.80%	5.30%
80	5.80%	5.30%
81	5.90%	5.40%
82	6.00%	5.50%
83	6.10%	5.60%
84	6.20%	5.70%
85+	6.30%	5.80%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MARCH 15, 2020 AND MARCH 31, 2020.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after APRIL 1, 2020. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.65% Annual Effective
Compounded Daily
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.35%	2.85%
46	3.35%	2.85%
47	3.35%	2.85%
48	3.35%	2.85%
49	3.45%	2.95%
50	3.55%	3.05%
51	3.65%	3.15%
52	3.70%	3.20%
53	3.85%	3.35%
54	3.95%	3.45%
55	4.10%	3.60%
56	4.25%	3.75%
57	4.35%	3.85%
58	4.55%	4.05%

Age	Single Percentage	Spousal Percentage
59	4.70%	4.20%
60	4.95%	4.45%
61	5.05%	4.55%
62	5.10%	4.60%
63	5.30%	4.80%
64	5.45%	4.95%
65	5.65%	5.15%
66	5.70%	5.20%
67	5.75%	5.25%
68	5.75%	5.25%
69	5.80%	5.30%
70	5.85%	5.35%
71	5.95%	5.45%
72	6.00%	5.50%

Age	Single Percentage	Spousal Percentage
73	6.10%	5.60%
74	6.15%	5.65%
75	6.20%	5.70%
76	6.25%	5.75%
77	6.30%	5.80%
78	6.40%	5.90%
79	6.45%	5.95%
80	6.45%	5.95%
81	6.55%	6.05%
82	6.65%	6.15%
83	6.75%	6.25%
84	6.85%	6.35%
85+	6.95%	6.45%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN NOVEMBER 15, 2019 AND MARCH 14, 2020.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after MARCH 15, 2020. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.75% Annual Effective
Compounded Daily
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.60%	3.10%
46	3.75%	3.25%
47	3.85%	3.35%
48	4.00%	3.50%
49	4.15%	3.65%
50	4.20%	3.70%
51	4.30%	3.80%
52	4.40%	3.90%
53	4.55%	4.05%
54	4.65%	4.15%
55	4.75%	4.25%
56	4.85%	4.35%
57	4.95%	4.45%
58	5.00%	4.50%

Age	Single Percentage	Spousal Percentage
59	5.10%	4.60%
60	5.20%	4.70%
61	5.30%	4.80%
62	5.40%	4.90%
63	5.55%	5.05%
64	5.65%	5.15%
65	5.75%	5.25%
66	5.80%	5.30%
67	5.85%	5.35%
68	5.85%	5.35%
69	5.90%	5.40%
70	5.95%	5.45%
71	6.05%	5.55%
72	6.10%	5.60%

Age	Single Percentage	Spousal Percentage
73	6.20%	5.70%
74	6.25%	5.75%
75	6.35%	5.85%
76	6.40%	5.90%
77	6.45%	5.95%
78	6.55%	6.05%
79	6.60%	6.10%
80	6.65%	6.15%
81	6.75%	6.25%
82	6.85%	6.35%
83	6.95%	6.45%
84	7.05%	6.55%
85+	7.15%	6.65%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN OCTOBER 15, 2019 AND NOVEMBER 14, 2019.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after NOVEMBER 15, 2019. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
6.00% Annual Effective
Compounded Daily
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.60%	3.10%
46	3.75%	3.25%
47	3.85%	3.35%
48	4.00%	3.50%
49	4.15%	3.65%
50	4.20%	3.70%
51	4.30%	3.80%
52	4.40%	3.90%
53	4.55%	4.05%
54	4.65%	4.15%
55	4.75%	4.25%
56	4.85%	4.35%
57	4.95%	4.45%
58	5.00%	4.50%

Age	Single Percentage	Spousal Percentage
59	5.10%	4.60%
60	5.20%	4.70%
61	5.30%	4.80%
62	5.40%	4.90%
63	5.55%	5.05%
64	5.65%	5.15%
65	5.75%	5.25%
66	5.80%	5.30%
67	5.85%	5.35%
68	5.85%	5.35%
69	5.90%	5.40%
70	5.95%	5.45%
71	6.05%	5.55%
72	6.10%	5.60%

Age	Single Percentage	Spousal Percentage
73	6.20%	5.70%
74	6.25%	5.75%
75	6.35%	5.85%
76	6.40%	5.90%
77	6.45%	5.95%
78	6.55%	6.05%
79	6.60%	6.10%
80	6.65%	6.15%
81	6.75%	6.25%
82	6.85%	6.35%
83	6.95%	6.45%
84	7.05%	6.55%
85+	7.15%	6.65%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN SEPTEMBER 15, 2019 AND OCTOBER 14, 2019.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after OCTOBER 15, 2019. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
6.00% Annual Effective
Compounded Daily
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.70%	3.20%
46	3.85%	3.35%
47	3.95%	3.45%
48	4.10%	3.60%
49	4.25%	3.75%
50	4.30%	3.80%
51	4.40%	3.90%
52	4.50%	4.00%
53	4.65%	4.15%
54	4.75%	4.25%
55	4.85%	4.35%
56	4.95%	4.45%
57	5.05%	4.55%
58	5.10%	4.60%

Age	Single Percentage	Spousal Percentage
59	5.20%	4.70%
60	5.30%	4.80%
61	5.40%	4.90%
62	5.50%	5.00%
63	5.65%	5.15%
64	5.75%	5.25%
65	5.85%	5.35%
66	5.90%	5.40%
67	5.95%	5.45%
68	5.95%	5.45%
69	6.00%	5.50%
70	6.05%	5.55%
71	6.15%	5.65%
72	6.20%	5.70%

Age	Single Percentage	Spousal Percentage
73	6.30%	5.80%
74	6.35%	5.85%
75	6.45%	5.95%
76	6.50%	6.00%
77	6.55%	6.05%
78	6.65%	6.15%
79	6.70%	6.20%
80	6.75%	6.25%
81	6.85%	6.35%
82	6.95%	6.45%
83	7.05%	6.55%
84	7.15%	6.65%
85+	7.25%	6.75%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JULY 15, 2019 AND SEPTEMBER 14, 2019.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after SEPTEMBER 15, 2019. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
6.00% Annual Effective
Compounded Daily
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.85%	3.35%
46	4.00%	3.50%
47	4.10%	3.60%
48	4.25%	3.75%
49	4.40%	3.90%
50	4.45%	3.95%
51	4.55%	4.05%
52	4.65%	4.15%
53	4.80%	4.30%
54	4.90%	4.40%
55	5.00%	4.50%
56	5.10%	4.60%
57	5.20%	4.70%
58	5.25%	4.75%

Age	Single Percentage	Spousal Percentage
59	5.35%	4.85%
60	5.45%	4.95%
61	5.55%	5.05%
62	5.65%	5.15%
63	5.80%	5.30%
64	5.90%	5.40%
65	6.00%	5.50%
66	6.05%	5.55%
67	6.10%	5.60%
68	6.10%	5.60%
69	6.15%	5.65%
70	6.20%	5.70%
71	6.30%	5.80%
72	6.35%	5.85%

Age	Single Percentage	Spousal Percentage
73	6.45%	5.95%
74	6.50%	6.00%
75	6.60%	6.10%
76	6.65%	6.15%
77	6.70%	6.20%
78	6.80%	6.30%
79	6.85%	6.35%
80	6.90%	6.40%
81	7.00%	6.50%
82	7.10%	6.60%
83	7.20%	6.70%
84	7.30%	6.80%
85+	7.40%	6.90%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MAY 15, 2019 AND JULY 14, 2019.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after JULY 15, 2019. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
6.00% Effective
Compounded Daily
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	4.00%	3.50%
46	4.15%	3.65%
47	4.25%	3.75%
48	4.40%	3.90%
49	4.55%	4.05%
50	4.60%	4.10%
51	4.70%	4.20%
52	4.80%	4.30%
53	4.95%	4.45%
54	5.05%	4.55%
55	5.15%	4.65%
56	5.25%	4.75%
57	5.35%	4.85%
58	5.40%	4.90%

Age	Single Percentage	Spousal Percentage
59	5.50%	5.00%
60	5.60%	5.10%
61	5.70%	5.20%
62	5.80%	5.30%
63	5.95%	5.45%
64	6.05%	5.55%
65	6.15%	5.65%
66	6.20%	5.70%
67	6.25%	5.75%
68	6.25%	5.75%
69	6.30%	5.80%
70	6.35%	5.85%
71	6.45%	5.95%
72	6.50%	6.00%

Age	Single Percentage	Spousal Percentage
73	6.60%	6.10%
74	6.65%	6.15%
75	6.75%	6.25%
76	6.80%	6.30%
77	6.85%	6.35%
78	6.95%	6.45%
79	7.00%	6.50%
80	7.05%	6.55%
81	7.15%	6.65%
82	7.25%	6.75%
83	7.35%	6.85%
84	7.45%	6.95%
85+	7.55%	7.05%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JANUARY 15, 2019 AND MAY 14, 2019.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after MAY 15, 2019. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
6.00% Effective
Compounded Daily
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	4.15%	3.65%
46	4.30%	3.80%
47	4.40%	3.90%
48	4.55%	4.05%
49	4.70%	4.20%
50	4.75%	4.25%
51	4.85%	4.35%
52	4.95%	4.45%
53	5.10%	4.60%
54	5.20%	4.70%
55	5.30%	4.80%
56	5.40%	4.90%
57	5.50%	5.00%
58	5.55%	5.05%

Age	Single Percentage	Spousal Percentage
59	5.65%	5.15%
60	5.75%	5.25%
61	5.85%	5.35%
62	5.95%	5.45%
63	6.10%	5.60%
64	6.20%	5.70%
65	6.30%	5.80%
66	6.35%	5.85%
67	6.40%	5.90%
68	6.40%	5.90%
69	6.45%	5.95%
70	6.50%	6.00%
71	6.60%	6.10%
72	6.65%	6.15%

Age	Single Percentage	Spousal Percentage
73	6.75%	6.25%
74	6.80%	6.30%
75	6.90%	6.40%
76	6.95%	6.45%
77	7.00%	6.50%
78	7.10%	6.60%
79	7.15%	6.65%
80	7.20%	6.70%
81	7.30%	6.80%
82	7.40%	6.90%
83	7.50%	7.00%
84	7.60%	7.10%
85+	7.70%	7.20%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN DECEMBER 15, 2018 AND JANUARY 14, 2019.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after JANUARY 15, 2019. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
6.00% Compounded Daily
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	4.15%	3.65%
46	4.30%	3.80%
47	4.40%	3.90%
48	4.55%	4.05%
49	4.70%	4.20%
50	4.75%	4.25%
51	4.85%	4.35%
52	4.95%	4.45%
53	5.10%	4.60%
54	5.20%	4.70%
55	5.30%	4.80%
56	5.40%	4.90%
57	5.50%	5.00%
58	5.55%	5.05%

Age	Single Percentage	Spousal Percentage
59	5.65%	5.15%
60	5.75%	5.25%
61	5.85%	5.35%
62	5.95%	5.45%
63	6.10%	5.60%
64	6.20%	5.70%
65	6.30%	5.80%
66	6.35%	5.85%
67	6.40%	5.90%
68	6.40%	5.90%
69	6.45%	5.95%
70	6.50%	6.00%
71	6.60%	6.10%
72	6.65%	6.15%

Age	Single Percentage	Spousal Percentage
73	6.75%	6.25%
74	6.80%	6.30%
75	6.90%	6.40%
76	6.95%	6.45%
77	7.00%	6.50%
78	7.10%	6.60%
79	7.15%	6.65%
80	7.20%	6.70%
81	7.30%	6.80%
82	7.40%	6.90%
83	7.50%	7.00%
84	7.60%	7.10%
85+	7.70%	7.20%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN AUGUST 15, 2018 AND DECEMBER 14, 2018.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after DECEMBER 15, 2018. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.00% Compounded Daily
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	4.10%	3.60%
46	4.25%	3.75%
47	4.35%	3.85%
48	4.50%	4.00%
49	4.65%	4.15%
50	4.70%	4.20%
51	4.80%	4.30%
52	4.90%	4.40%
53	5.05%	4.55%
54	5.15%	4.65%
55	5.25%	4.75%
56	5.35%	4.85%
57	5.45%	4.95%
58	5.50%	5.00%

Age	Single Percentage	Spousal Percentage
59	5.60%	5.10%
60	5.70%	5.20%
61	5.80%	5.30%
62	5.90%	5.40%
63	6.05%	5.55%
64	6.15%	5.65%
65	6.25%	5.75%
66	6.30%	5.80%
67	6.35%	5.85%
68	6.35%	5.85%
69	6.40%	5.90%
70	6.45%	5.95%
71	6.55%	6.05%
72	6.60%	6.10%

Age	Single Percentage	Spousal Percentage
73	6.70%	6.20%
74	6.75%	6.25%
75	6.85%	6.35%
76	6.90%	6.40%
77	6.95%	6.45%
78	7.05%	6.55%
79	7.10%	6.60%
80	7.15%	6.65%
81	7.25%	6.75%
82	7.35%	6.85%
83	7.45%	6.95%
84	7.55%	7.05%
85+	7.65%	7.15%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JUNE 15, 2018 AND AUGUST 14, 2018.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after AUGUST 15, 2018. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.00%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.95%	3.45%
46	4.10%	3.60%
47	4.20%	3.70%
48	4.35%	3.85%
49	4.50%	4.00%
50	4.55%	4.05%
51	4.65%	4.15%
52	4.75%	4.25%
53	4.90%	4.40%
54	5.00%	4.50%
55	5.10%	4.60%
56	5.20%	4.70%
57	5.30%	4.80%
58	5.35%	4.85%

Age	Single Percentage	Spousal Percentage
59	5.45%	4.95%
60	5.55%	5.05%
61	5.65%	5.15%
62	5.75%	5.25%
63	5.90%	5.40%
64	6.00%	5.50%
65	6.10%	5.60%
66	6.15%	5.65%
67	6.20%	5.70%
68	6.20%	5.70%
69	6.25%	5.75%
70	6.30%	5.80%
71	6.40%	5.90%
72	6.45%	5.95%

Age	Single Percentage	Spousal Percentage
73	6.55%	6.05%
74	6.60%	6.10%
75	6.70%	6.20%
76	6.75%	6.25%
77	6.80%	6.30%
78	6.90%	6.40%
79	6.95%	6.45%
80	7.00%	6.50%
81	7.10%	6.60%
82	7.20%	6.70%
83	7.30%	6.80%
84	7.40%	6.90%
85+	7.50%	7.00%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MARCH 15, 2018 AND JUNE 14, 2018.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after JUNE 15, 2018. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.00%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.85%	3.35%
46	4.00%	3.50%
47	4.10%	3.60%
48	4.25%	3.75%
49	4.40%	3.90%
50	4.45%	3.95%
51	4.55%	4.05%
52	4.65%	4.15%
53	4.80%	4.30%
54	4.90%	4.40%
55	5.00%	4.50%
56	5.10%	4.60%
57	5.20%	4.70%
58	5.25%	4.75%

Age	Single Percentage	Spousal Percentage
59	5.35%	4.85%
60	5.45%	4.95%
61	5.55%	5.05%
62	5.65%	5.15%
63	5.80%	5.30%
64	5.90%	5.40%
65	6.00%	5.50%
66	6.05%	5.55%
67	6.10%	5.60%
68	6.10%	5.60%
69	6.15%	5.65%
70	6.20%	5.70%
71	6.30%	5.80%
72	6.35%	5.85%

Age	Single Percentage	Spousal Percentage
73	6.45%	5.95%
74	6.50%	6.00%
75	6.60%	6.10%
76	6.65%	6.15%
77	6.70%	6.20%
78	6.80%	6.30%
79	6.85%	6.35%
80	6.90%	6.40%
81	7.00%	6.50%
82	7.10%	6.60%
83	7.20%	6.70%
84	7.30%	6.80%
85+	7.40%	6.90%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN FEBRUARY 15, 2017 AND MARCH 14, 2018.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after MARCH 15, 2018. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.00%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.60%	3.10%
46	3.75%	3.25%
47	3.85%	3.35%
48	4.00%	3.50%
49	4.15%	3.65%
50	4.20%	3.70%
51	4.30%	3.80%
52	4.40%	3.90%
53	4.55%	4.05%
54	4.65%	4.15%
55	4.75%	4.25%
56	4.85%	4.35%
57	4.95%	4.45%
58	5.00%	4.50%

Age	Single Percentage	Spousal Percentage
59	5.10%	4.60%
60	5.20%	4.70%
61	5.30%	4.80%
62	5.40%	4.90%
63	5.55%	5.05%
64	5.65%	5.15%
65	5.75%	5.25%
66	5.80%	5.30%
67	5.85%	5.35%
68	5.85%	5.35%
69	5.90%	5.40%
70	5.95%	5.45%
71	6.05%	5.55%
72	6.10%	5.60%

Age	Single Percentage	Spousal Percentage
73	6.20%	5.70%
74	6.25%	5.75%
75	6.35%	5.85%
76	6.40%	5.90%
77	6.45%	5.95%
78	6.55%	6.05%
79	6.60%	6.10%
80	6.65%	6.15%
81	6.75%	6.25%
82	6.85%	6.35%
83	6.95%	6.45%
84	7.05%	6.55%
85+	7.15%	6.65%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN DECEMBER 15, 2016 AND FEBRUARY 14, 2017.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after FEBRUARY 15, 2017. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.00%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.35%	2.85%
46	3.50%	3.00%
47	3.60%	3.10%
48	3.75%	3.25%
49	3.90%	3.40%
50	3.95%	3.45%
51	4.05%	3.55%
52	4.15%	3.65%
53	4.30%	3.80%
54	4.40%	3.90%
55	4.50%	4.00%
56	4.60%	4.10%
57	4.70%	4.20%
58	4.75%	4.25%

Age	Single Percentage	Spousal Percentage
59	4.85%	4.35%
60	4.95%	4.45%
61	5.05%	4.55%
62	5.15%	4.65%
63	5.30%	4.80%
64	5.40%	4.90%
65	5.50%	5.00%
66	5.55%	5.05%
67	5.60%	5.10%
68	5.60%	5.10%
69	5.65%	5.15%
70	5.70%	5.20%
71	5.80%	5.30%
72	5.85%	5.35%

Age	Single Percentage	Spousal Percentage
73	5.95%	5.45%
74	6.00%	5.50%
75	6.10%	5.60%
76	6.15%	5.65%
77	6.20%	5.70%
78	6.30%	5.80%
79	6.35%	5.85%
80	6.40%	5.90%
81	6.50%	6.00%
82	6.60%	6.10%
83	6.70%	6.20%
84	6.80%	6.30%
85+	6.90%	6.40%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN SEPTEMBER 15, 2016 AND DECEMBER 14, 2016.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after DECEMBER 15, 2016. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.00%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%
46	3.40%	2.90%
47	3.50%	3.00%
48	3.65%	3.15%
49	3.80%	3.30%
50	3.85%	3.35%
51	3.95%	3.45%
52	4.05%	3.55%
53	4.20%	3.70%
54	4.30%	3.80%
55	4.40%	3.90%
56	4.50%	4.00%
57	4.60%	4.10%
58	4.65%	4.15%

Age	Single Percentage	Spousal Percentage
59	4.75%	4.25%
60	4.85%	4.35%
61	4.95%	4.45%
62	5.05%	4.55%
63	5.20%	4.70%
64	5.30%	4.80%
65	5.40%	4.90%
66	5.45%	4.95%
67	5.50%	5.00%
68	5.50%	5.00%
69	5.55%	5.05%
70	5.60%	5.10%
71	5.70%	5.20%
72	5.75%	5.25%

Age	Single Percentage	Spousal Percentage
73	5.85%	5.35%
74	5.90%	5.40%
75	6.00%	5.50%
76	6.05%	5.55%
77	6.10%	5.60%
78	6.20%	5.70%
79	6.25%	5.75%
80	6.30%	5.80%
81	6.40%	5.90%
82	6.50%	6.00%
83	6.60%	6.10%
84	6.70%	6.20%
85+	6.80%	6.30%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JUNE 15, 2016 AND SEPTEMBER 14, 2016.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after SEPTEMBER 15, 2016. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.75%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%
46	3.40%	2.90%
47	3.50%	3.00%
48	3.65%	3.15%
49	3.80%	3.30%
50	3.90%	3.40%
51	4.05%	3.55%
52	4.20%	3.70%
53	4.25%	3.75%
54	4.40%	3.90%
55	4.55%	4.05%
56	4.65%	4.15%
57	4.80%	4.30%
58	4.95%	4.45%

Age	Single Percentage	Spousal Percentage
59	5.05%	4.55%
60	5.15%	4.65%
61	5.25%	4.75%
62	5.35%	4.85%
63	5.45%	4.95%
64	5.55%	5.05%
65	5.75%	5.25%
66	5.80%	5.30%
67	5.85%	5.35%
68	5.90%	5.40%
69	5.95%	5.45%
70	6.00%	5.50%
71	6.05%	5.55%
72	6.10%	5.60%

Age	Single Percentage	Spousal Percentage
73	6.20%	5.70%
74	6.25%	5.75%
75	6.30%	5.80%
76	6.40%	5.90%
77	6.50%	6.00%
78	6.60%	6.10%
79	6.70%	6.20%
80	6.80%	6.30%
81	6.90%	6.40%
82	7.00%	6.50%
83	7.10%	6.60%
84	7.20%	6.70%
85+	7.30%	6.80%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MARCH 15, 2016 AND JUNE 14, 2016.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after JUNE 15, 2016. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
6.00%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.50%	3.00%
46	3.65%	3.15%
47	3.75%	3.25%
48	3.90%	3.40%
49	4.05%	3.55%
50	4.15%	3.65%
51	4.30%	3.80%
52	4.45%	3.95%
53	4.50%	4.00%
54	4.65%	4.15%
55	4.80%	4.30%
56	4.90%	4.40%
57	5.05%	4.55%
58	5.20%	4.70%

Age	Single Percentage	Spousal Percentage
59	5.30%	4.80%
60	5.40%	4.90%
61	5.50%	5.00%
62	5.60%	5.10%
63	5.70%	5.20%
64	5.80%	5.30%
65	6.00%	5.50%
66	6.05%	5.55%
67	6.10%	5.60%
68	6.15%	5.65%
69	6.20%	5.70%
70	6.25%	5.75%
71	6.30%	5.80%
72	6.35%	5.85%

Age	Single Percentage	Spousal Percentage
73	6.45%	5.95%
74	6.50%	6.00%
75	6.55%	6.05%
76	6.65%	6.15%
77	6.75%	6.25%
78	6.85%	6.35%
79	6.95%	6.45%
80	7.05%	6.55%
81	7.15%	6.65%
82	7.25%	6.75%
83	7.35%	6.85%
84	7.45%	6.95%
85+	7.55%	7.05%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN FEBRUARY 15, 2016 AND MARCH 14, 2016.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after MARCH 15, 2016. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
6.00%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.50%	3.00%
46	3.65%	3.15%
47	3.75%	3.25%
48	3.90%	3.40%
49	4.05%	3.55%
50	4.15%	3.65%
51	4.30%	3.80%
52	4.45%	3.95%
53	4.50%	4.00%
54	4.65%	4.15%
55	4.80%	4.30%
56	4.90%	4.40%
57	5.05%	4.55%
58	5.20%	4.70%

Age	Single Percentage	Spousal Percentage
59	5.30%	4.80%
60	5.40%	4.90%
61	5.50%	5.00%
62	5.60%	5.10%
63	5.70%	5.20%
64	5.80%	5.30%
65	6.00%	5.50%
66	6.05%	5.55%
67	6.10%	5.60%
68	6.15%	5.65%
69	6.20%	5.70%
70	6.25%	5.75%
71	6.30%	5.80%
72	6.35%	5.85%

Age	Single Percentage	Spousal Percentage
73	6.45%	5.95%
74	6.50%	6.00%
75	6.55%	6.05%
76	6.65%	6.15%
77	6.75%	6.25%
78	6.85%	6.35%
79	6.95%	6.45%
80	7.05%	6.55%
81	7.15%	6.65%
82	7.25%	6.75%
83	7.35%	6.85%
84	7.45%	6.95%
85+	7.55%	7.05%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JANUARY 15, 2016 AND FEBRUARY 14, 2016.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after FEBRUARY 15, 2016. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
6.00%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.50%	3.00%
46	3.65%	3.15%
47	3.75%	3.25%
48	3.90%	3.40%
49	4.05%	3.55%
50	4.15%	3.65%
51	4.30%	3.80%
52	4.45%	3.95%
53	4.50%	4.00%
54	4.65%	4.15%
55	4.80%	4.30%
56	4.90%	4.40%
57	5.05%	4.55%
58	5.20%	4.70%

Age	Single Percentage	Spousal Percentage
59	5.30%	4.80%
60	5.40%	4.90%
61	5.50%	5.00%
62	5.60%	5.10%
63	5.70%	5.20%
64	5.80%	5.30%
65	6.00%	5.50%
66	6.05%	5.55%
67	6.10%	5.60%
68	6.15%	5.65%
69	6.20%	5.70%
70	6.25%	5.75%
71	6.30%	5.80%
72	6.35%	5.85%

Age	Single Percentage	Spousal Percentage
73	6.45%	5.95%
74	6.50%	6.00%
75	6.55%	6.05%
76	6.65%	6.15%
77	6.75%	6.25%
78	6.85%	6.35%
79	6.95%	6.45%
80	7.05%	6.55%
81	7.15%	6.65%
82	7.25%	6.75%
83	7.35%	6.85%
84	7.45%	6.95%
85+	7.55%	7.05%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN DECEMBER 15, 2015 AND JANUARY 14, 2016.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after JANUARY 15, 2016. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
6.00%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.50%	3.00%
46	3.65%	3.15%
47	3.75%	3.25%
48	3.90%	3.40%
49	4.05%	3.55%
50	4.15%	3.65%
51	4.30%	3.80%
52	4.45%	3.95%
53	4.50%	4.00%
54	4.65%	4.15%
55	4.80%	4.30%
56	4.90%	4.40%
57	5.05%	4.55%
58	5.20%	4.70%

Age	Single Percentage	Spousal Percentage
59	5.30%	4.80%
60	5.40%	4.90%
61	5.50%	5.00%
62	5.60%	5.10%
63	5.70%	5.20%
64	5.80%	5.30%
65	6.00%	5.50%
66	6.05%	5.55%
67	6.10%	5.60%
68	6.15%	5.65%
69	6.20%	5.70%
70	6.25%	5.75%
71	6.30%	5.80%
72	6.35%	5.85%

Age	Single Percentage	Spousal Percentage
73	6.45%	5.95%
74	6.50%	6.00%
75	6.55%	6.05%
76	6.65%	6.15%
77	6.75%	6.25%
78	6.85%	6.35%
79	6.95%	6.45%
80	7.05%	6.55%
81	7.15%	6.65%
82	7.25%	6.75%
83	7.35%	6.85%
84	7.45%	6.95%
85+	7.55%	7.05%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN NOVEMBER 15, 2015 AND DECEMBER 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after DECEMBER 15, 2015. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

Income Growth Rate:
5.50%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%
46	3.40%	2.90%
47	3.50%	3.00%
48	3.65%	3.15%
49	3.80%	3.30%
50	3.90%	3.40%
51	4.05%	3.55%
52	4.20%	3.70%
53	4.30%	3.80%
54	4.45%	3.95%
55	4.60%	4.10%
56	4.70%	4.20%
57	4.85%	4.35%
58	5.00%	4.50%

Age	Single Percentage	Spousal Percentage
59	5.10%	4.60%
60	5.25%	4.75%
61	5.35%	4.85%
62	5.45%	4.95%
63	5.55%	5.05%
64	5.65%	5.15%
65	5.75%	5.25%
66	5.80%	5.30%
67	5.85%	5.35%
68	5.90%	5.40%
69	5.95%	5.45%
70	6.00%	5.50%
71	6.05%	5.55%
72	6.10%	5.60%

Age	Single Percentage	Spousal Percentage
73	6.15%	5.65%
74	6.20%	5.70%
75	6.25%	5.75%
76	6.35%	5.85%
77	6.45%	5.95%
78	6.55%	6.05%
79	6.65%	6.15%
80	6.75%	6.25%
81	6.85%	6.35%
82	6.95%	6.45%
83	7.05%	6.55%
84	7.15%	6.65%
85+	7.25%	6.75%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN OCTOBER 15, 2015 AND NOVEMBER 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after NOVEMBER 15, 2015. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.50%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%
46	3.40%	2.90%
47	3.50%	3.00%
48	3.65%	3.15%
49	3.80%	3.30%
50	3.90%	3.40%
51	4.05%	3.55%
52	4.20%	3.70%
53	4.30%	3.80%
54	4.45%	3.95%
55	4.60%	4.10%
56	4.70%	4.20%
57	4.85%	4.35%
58	5.00%	4.50%

Age	Single Percentage	Spousal Percentage
59	5.10%	4.60%
60	5.25%	4.75%
61	5.35%	4.85%
62	5.45%	4.95%
63	5.55%	5.05%
64	5.65%	5.15%
65	5.75%	5.25%
66	5.80%	5.30%
67	5.85%	5.35%
68	5.90%	5.40%
69	5.95%	5.45%
70	6.00%	5.50%
71	6.05%	5.55%
72	6.10%	5.60%

Age	Single Percentage	Spousal Percentage
73	6.15%	5.65%
74	6.20%	5.70%
75	6.25%	5.75%
76	6.35%	5.85%
77	6.45%	5.95%
78	6.55%	6.05%
79	6.65%	6.15%
80	6.75%	6.25%
81	6.85%	6.35%
82	6.95%	6.45%
83	7.05%	6.55%
84	7.15%	6.65%
85+	7.25%	6.75%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN SEPTEMBER 15, 2015 AND OCTOBER 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after October 15, 2015. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.50%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%
46	3.40%	2.90%
47	3.50%	3.00%
48	3.65%	3.15%
49	3.80%	3.30%
50	3.90%	3.40%
51	4.05%	3.55%
52	4.20%	3.70%
53	4.30%	3.80%
54	4.45%	3.95%
55	4.60%	4.10%
56	4.70%	4.20%
57	4.85%	4.35%
58	5.00%	4.50%

Age	Single Percentage	Spousal Percentage
59	5.10%	4.60%
60	5.25%	4.75%
61	5.35%	4.85%
62	5.45%	4.95%
63	5.55%	5.05%
64	5.65%	5.15%
65	5.75%	5.25%
66	5.80%	5.30%
67	5.85%	5.35%
68	5.90%	5.40%
69	5.95%	5.45%
70	6.00%	5.50%
71	6.05%	5.55%
72	6.10%	5.60%

Age	Single Percentage	Spousal Percentage
73	6.15%	5.65%
74	6.20%	5.70%
75	6.25%	5.75%
76	6.35%	5.85%
77	6.45%	5.95%
78	6.55%	6.05%
79	6.65%	6.15%
80	6.75%	6.25%
81	6.85%	6.35%
82	6.95%	6.45%
83	7.05%	6.55%
84	7.15%	6.65%
85+	7.25%	6.75%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN AUGUST 15, 2015 AND SEPTEMBER 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after SEPTEMBER 15, 2015. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.50%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%
46	3.40%	2.90%
47	3.50%	3.00%
48	3.65%	3.15%
49	3.80%	3.30%
50	3.90%	3.40%
51	4.05%	3.55%
52	4.20%	3.70%
53	4.30%	3.80%
54	4.45%	3.95%
55	4.60%	4.10%
56	4.70%	4.20%
57	4.85%	4.35%
58	5.00%	4.50%

Age	Single Percentage	Spousal Percentage
59	5.10%	4.60%
60	5.25%	4.75%
61	5.35%	4.85%
62	5.45%	4.95%
63	5.55%	5.05%
64	5.65%	5.15%
65	5.75%	5.25%
66	5.80%	5.30%
67	5.85%	5.35%
68	5.90%	5.40%
69	5.95%	5.45%
70	6.00%	5.50%
71	6.05%	5.55%
72	6.10%	5.60%

Age	Single Percentage	Spousal Percentage
73	6.15%	5.65%
74	6.20%	5.70%
75	6.25%	5.75%
76	6.35%	5.85%
77	6.45%	5.95%
78	6.55%	6.05%
79	6.65%	6.15%
80	6.75%	6.25%
81	6.85%	6.35%
82	6.95%	6.45%
83	7.05%	6.55%
84	7.15%	6.65%
85+	7.25%	6.75%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JULY 15, 2015 AND AUGUST 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after AUGUST 15, 2015. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates..

Income Growth Rate:
5.50%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%
46	3.40%	2.90%
47	3.50%	3.00%
48	3.65%	3.15%
49	3.80%	3.30%
50	3.90%	3.40%
51	4.05%	3.55%
52	4.20%	3.70%
53	4.30%	3.80%
54	4.45%	3.95%
55	4.60%	4.10%
56	4.70%	4.20%
57	4.85%	4.35%
58	5.00%	4.50%

Age	Single Percentage	Spousal Percentage
59	5.10%	4.60%
60	5.25%	4.75%
61	5.35%	4.85%
62	5.45%	4.95%
63	5.55%	5.05%
64	5.65%	5.15%
65	5.75%	5.25%
66	5.80%	5.30%
67	5.85%	5.35%
68	5.90%	5.40%
69	5.95%	5.45%
70	6.00%	5.50%
71	6.05%	5.55%
72	6.10%	5.60%

Age	Single Percentage	Spousal Percentage
73	6.15%	5.65%
74	6.20%	5.70%
75	6.25%	5.75%
76	6.35%	5.85%
77	6.45%	5.95%
78	6.55%	6.05%
79	6.65%	6.15%
80	6.75%	6.25%
81	6.85%	6.35%
82	6.95%	6.45%
83	7.05%	6.55%
84	7.15%	6.65%
85+	7.25%	6.75%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JUNE 15, 2015 AND JULY 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after JULY 15, 2015. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.50%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%
46	3.40%	2.90%
47	3.50%	3.00%
48	3.65%	3.15%
49	3.80%	3.30%
50	3.90%	3.40%
51	4.05%	3.55%
52	4.20%	3.70%
53	4.30%	3.80%
54	4.45%	3.95%
55	4.60%	4.10%
56	4.70%	4.20%
57	4.85%	4.35%
58	5.00%	4.50%

Age	Single Percentage	Spousal Percentage
59	5.10%	4.60%
60	5.25%	4.75%
61	5.35%	4.85%
62	5.45%	4.95%
63	5.55%	5.05%
64	5.65%	5.15%
65	5.75%	5.25%
66	5.80%	5.30%
67	5.85%	5.35%
68	5.90%	5.40%
69	5.95%	5.45%
70	6.00%	5.50%
71	6.05%	5.55%
72	6.10%	5.60%

Age	Single Percentage	Spousal Percentage
73	6.15%	5.65%
74	6.20%	5.70%
75	6.25%	5.75%
76	6.35%	5.85%
77	6.45%	5.95%
78	6.55%	6.05%
79	6.65%	6.15%
80	6.75%	6.25%
81	6.85%	6.35%
82	6.95%	6.45%
83	7.05%	6.55%
84	7.15%	6.65%
85+	7.25%	6.75%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MAY 15, 2015 AND JUNE 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after JUNE 15, 2015. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.50%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%
46	3.40%	2.90%
47	3.50%	3.00%
48	3.65%	3.15%
49	3.80%	3.30%
50	3.90%	3.40%
51	4.05%	3.55%
52	4.20%	3.70%
53	4.30%	3.80%
54	4.45%	3.95%
55	4.60%	4.10%
56	4.70%	4.20%
57	4.85%	4.35%
58	5.00%	4.50%

Age	Single Percentage	Spousal Percentage
59	5.10%	4.60%
60	5.25%	4.75%
61	5.35%	4.85%
62	5.45%	4.95%
63	5.55%	5.05%
64	5.65%	5.15%
65	5.75%	5.25%
66	5.80%	5.30%
67	5.85%	5.35%
68	5.90%	5.40%
69	5.95%	5.45%
70	6.00%	5.50%
71	6.05%	5.55%
72	6.10%	5.60%

Age	Single Percentage	Spousal Percentage
73	6.15%	5.65%
74	6.20%	5.70%
75	6.25%	5.75%
76	6.35%	5.85%
77	6.45%	5.95%
78	6.55%	6.05%
79	6.65%	6.15%
80	6.75%	6.25%
81	6.85%	6.35%
82	6.95%	6.45%
83	7.05%	6.55%
84	7.15%	6.65%
85+	7.25%	6.75%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN APRIL 27, 2015 AND MAY 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after MAY 15, 2015. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.50%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%
46	3.40%	2.90%
47	3.50%	3.00%
48	3.65%	3.15%
49	3.80%	3.30%
50	3.90%	3.40%
51	4.05%	3.55%
52	4.20%	3.70%
53	4.30%	3.80%
54	4.45%	3.95%
55	4.60%	4.10%
56	4.70%	4.20%
57	4.85%	4.35%
58	5.00%	4.50%

Age	Single Percentage	Spousal Percentage
59	5.10%	4.60%
60	5.25%	4.75%
61	5.35%	4.85%
62	5.45%	4.95%
63	5.55%	5.05%
64	5.65%	5.15%
65	5.75%	5.25%
66	5.80%	5.30%
67	5.85%	5.35%
68	5.90%	5.40%
69	5.95%	5.45%
70	6.00%	5.50%
71	6.05%	5.55%
72	6.10%	5.60%

Age	Single Percentage	Spousal Percentage
73	6.15%	5.65%
74	6.20%	5.70%
75	6.25%	5.75%
76	6.35%	5.85%
77	6.45%	5.95%
78	6.55%	6.05%
79	6.65%	6.15%
80	6.75%	6.25%
81	6.85%	6.35%
82	6.95%	6.45%
83	7.05%	6.55%
84	7.15%	6.65%
85+	7.25%	6.75%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN APRIL 15, 2015 AND APRIL 26, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after APRIL 27, 2015. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.50%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%
46	3.40%	2.90%
47	3.50%	3.00%
48	3.65%	3.15%
49	3.80%	3.30%
50	3.90%	3.40%
51	4.05%	3.55%
52	4.20%	3.70%
53	4.30%	3.80%
54	4.45%	3.95%
55	4.60%	4.10%
56	4.70%	4.20%
57	4.85%	4.35%
58	5.00%	4.50%

Age	Single Percentage	Spousal Percentage
59	5.10%	4.60%
60	5.25%	4.75%
61	5.35%	4.85%
62	5.45%	4.95%
63	5.55%	5.05%
64	5.65%	5.15%
65	5.75%	5.25%
66	5.80%	5.30%
67	5.85%	5.35%
68	5.90%	5.40%
69	5.95%	5.45%
70	6.00%	5.50%
71	6.05%	5.55%
72	6.10%	5.60%

Age	Single Percentage	Spousal Percentage
73	6.15%	5.65%
74	6.20%	5.70%
75	6.25%	5.75%
76	6.35%	5.85%
77	6.45%	5.95%
78	6.55%	6.05%
79	6.65%	6.15%
80	6.75%	6.25%
81	6.85%	6.35%
82	6.95%	6.45%
83	7.05%	6.55%
84	7.15%	6.65%
85+	7.25%	6.75%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MARCH 15, 2015 AND APRIL 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after APRIL 15, 2015. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.50%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%
46	3.40%	2.90%
47	3.50%	3.00%
48	3.65%	3.15%
49	3.80%	3.30%
50	3.90%	3.40%
51	4.05%	3.55%
52	4.20%	3.70%
53	4.30%	3.80%
54	4.45%	3.95%
55	4.60%	4.10%
56	4.70%	4.20%
57	4.85%	4.35%
58	5.00%	4.50%

Age	Single Percentage	Spousal Percentage
59	5.10%	4.60%
60	5.25%	4.75%
61	5.35%	4.85%
62	5.45%	4.95%
63	5.55%	5.05%
64	5.65%	5.15%
65	5.75%	5.25%
66	5.80%	5.30%
67	5.85%	5.35%
68	5.90%	5.40%
69	5.95%	5.45%
70	6.00%	5.50%
71	6.05%	5.55%
72	6.10%	5.60%

Age	Single Percentage	Spousal Percentage
73	6.15%	5.65%
74	6.20%	5.70%
75	6.25%	5.75%
76	6.35%	5.85%
77	6.45%	5.95%
78	6.55%	6.05%
79	6.65%	6.15%
80	6.75%	6.25%
81	6.85%	6.35%
82	6.95%	6.45%
83	7.05%	6.55%
84	7.15%	6.65%
85+	7.25%	6.75%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN FEBRUARY 15, 2015 AND MARCH 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after MARCH 15, 2015. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.50%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%
46	3.40%	2.90%
47	3.50%	3.00%
48	3.65%	3.15%
49	3.80%	3.30%
50	3.90%	3.40%
51	4.05%	3.55%
52	4.20%	3.70%
53	4.30%	3.80%
54	4.45%	3.95%
55	4.60%	4.10%
56	4.70%	4.20%
57	4.85%	4.35%
58	5.00%	4.50%

Age	Single Percentage	Spousal Percentage
59	5.10%	4.60%
60	5.25%	4.75%
61	5.35%	4.85%
62	5.45%	4.95%
63	5.55%	5.05%
64	5.65%	5.15%
65	5.75%	5.25%
66	5.80%	5.30%
67	5.85%	5.35%
68	5.90%	5.40%
69	5.95%	5.45%
70	6.00%	5.50%
71	6.05%	5.55%
72	6.10%	5.60%

Age	Single Percentage	Spousal Percentage
73	6.15%	5.65%
74	6.20%	5.70%
75	6.25%	5.75%
76	6.35%	5.85%
77	6.45%	5.95%
78	6.55%	6.05%
79	6.65%	6.15%
80	6.75%	6.25%
81	6.85%	6.35%
82	6.95%	6.45%
83	7.05%	6.55%
84	7.15%	6.65%
85+	7.25%	6.75%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JANUARY 15, 2015 AND FEBRUARY 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after FEBRUARY 15, 2015. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.50%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%
46	3.40%	2.90%
47	3.50%	3.00%
48	3.65%	3.15%
49	3.80%	3.30%
50	3.90%	3.40%
51	4.05%	3.55%
52	4.20%	3.70%
53	4.30%	3.80%
54	4.45%	3.95%
55	4.60%	4.10%
56	4.70%	4.20%
57	4.85%	4.35%
58	5.00%	4.50%

Age	Single Percentage	Spousal Percentage
59	5.10%	4.60%
60	5.25%	4.75%
61	5.35%	4.85%
62	5.45%	4.95%
63	5.55%	5.05%
64	5.65%	5.15%
65	5.75%	5.25%
66	5.80%	5.30%
67	5.85%	5.35%
68	5.90%	5.40%
69	5.95%	5.45%
70	6.00%	5.50%
71	6.05%	5.55%
72	6.10%	5.60%

Age	Single Percentage	Spousal Percentage
73	6.15%	5.65%
74	6.20%	5.70%
75	6.25%	5.75%
76	6.35%	5.85%
77	6.45%	5.95%
78	6.55%	6.05%
79	6.65%	6.15%
80	6.75%	6.25%
81	6.85%	6.35%
82	6.95%	6.45%
83	7.05%	6.55%
84	7.15%	6.65%
85+	7.25%	6.75%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MAY 15, 2014 AND JANUARY 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after JANUARY 15, 2015. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.50%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%
46	3.40%	2.90%
47	3.50%	3.00%
48	3.65%	3.15%
49	3.80%	3.30%
50	3.90%	3.40%
51	4.05%	3.55%
52	4.20%	3.70%
53	4.30%	3.80%
54	4.45%	3.95%
55	4.60%	4.10%
56	4.70%	4.20%
57	4.85%	4.35%
58	5.00%	4.50%

Age	Single Percentage	Spousal Percentage
59	5.10%	4.60%
60	5.25%	4.75%
61	5.35%	4.85%
62	5.45%	4.95%
63	5.55%	5.05%
64	5.65%	5.15%
65	5.75%	5.25%
66	5.80%	5.30%
67	5.85%	5.35%
68	5.90%	5.40%
69	5.95%	5.45%
70	6.00%	5.50%
71	6.05%	5.55%
72	6.10%	5.60%

Age	Single Percentage	Spousal Percentage
73	6.15%	5.65%
74	6.20%	5.70%
75	6.25%	5.75%
76	6.35%	5.85%
77	6.45%	5.95%
78	6.55%	6.05%
79	6.65%	6.15%
80	6.75%	6.25%
81	6.85%	6.35%
82	6.95%	6.45%
83	7.05%	6.55%
84	7.15%	6.65%
85+	7.25%	6.75%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN FEBRUARY 15, 2014 AND MAY 14, 2014.

The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after MAY 15, 2014. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
6.00%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.40%	2.90%
46	3.55%	3.05%
47	3.65%	3.15%
48	3.80%	3.30%
49	3.95%	3.45%
50	4.05%	3.55%
51	4.20%	3.70%
52	4.35%	3.85%
53	4.45%	3.95%
54	4.60%	4.10%
55	4.75%	4.25%
56	4.85%	4.35%
57	5.00%	4.50%
58	5.15%	4.65%

Age	Single Percentage	Spousal Percentage
59	5.25%	4.75%
60	5.40%	4.90%
61	5.50%	5.00%
62	5.60%	5.10%
63	5.70%	5.20%
64	5.80%	5.30%
65	5.90%	5.40%
66	5.95%	5.45%
67	6.00%	5.50%
68	6.05%	5.55%
69	6.10%	5.60%
70	6.15%	5.65%
71	6.20%	5.70%
72	6.25%	5.75%

Age	Single Percentage	Spousal Percentage
73	6.30%	5.80%
74	6.35%	5.85%
75	6.40%	5.90%
76	6.50%	6.00%
77	6.60%	6.10%
78	6.70%	6.20%
79	6.80%	6.30%
80	6.90%	6.40%
81	7.00%	6.50%
82	7.10%	6.60%
83	7.20%	6.70%
84	7.30%	6.80%
85+	7.40%	6.90%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN OCTOBER 15, 2013 AND FEBRUARY 14, 2014.

The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after FEBRUARY 15, 2014. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
6.00%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.50%	3.00%
46	3.65%	3.15%
47	3.75%	3.25%
48	3.90%	3.40%
49	4.05%	3.55%
50	4.15%	3.65%
51	4.30%	3.80%
52	4.45%	3.95%
53	4.55%	4.05%
54	4.70%	4.20%
55	4.85%	4.35%
56	4.95%	4.45%
57	5.10%	4.60%
58	5.25%	4.75%

Age	Single Percentage	Spousal Percentage
59	5.35%	4.90%
60	5.50%	5.00%
61	5.60%	5.10%
62	5.70%	5.20%
63	5.80%	5.30%
64	5.90%	5.40%
65	6.00%	5.50%
66	6.05%	5.55%
67	6.10%	5.60%
68	6.15%	5.65%
69	6.20%	5.70%
70	6.25%	5.75%
71	6.30%	5.80%
72	6.35%	5.85%

Age	Single Percentage	Spousal Percentage
73	6.40%	5.90%
74	6.45%	5.95%
75	6.50%	6.00%
76	6.60%	6.10%
77	6.70%	6.20%
78	6.80%	6.30%
79	6.90%	6.40%
80	7.00%	6.50%
81	7.10%	6.60%
82	7.20%	6.70%
83	7.30%	6.80%
84	7.40%	6.90%
85+	7.50%	7.00%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN SEPTEMBER 1, 2013 AND OCTOBER 14, 2013.

The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after OCTOBER 15, 2013. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
6.00%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.35%	2.85%
46	3.50%	3.00%
47	3.60%	3.10%
48	3.75%	3.25%
49	3.90%	3.40%
50	4.00%	3.50%
51	4.15%	3.65%
52	4.30%	3.80%
53	4.40%	3.90%
54	4.55%	4.05%
55	4.70%	4.20%
56	4.80%	4.30%
57	4.95%	4.45%
58	5.10%	4.60%

Age	Single Percentage	Spousal Percentage
59	5.20%	4.70%
60	5.35%	4.85%
61	5.45%	4.95%
62	5.55%	5.05%
63	5.65%	5.15%
64	5.75%	5.25%
65	5.85%	5.35%
66	5.90%	5.40%
67	5.95%	5.45%
68	6.00%	5.50%
69	6.05%	5.55%
70	6.10%	5.60%
71	6.15%	5.65%
72	6.20%	5.70%

Age	Single Percentage	Spousal Percentage
73	6.25%	5.75%
74	6.30%	5.80%
75	6.35%	5.85%
76	6.45%	5.95%
77	6.55%	6.05%
78	6.65%	6.15%
79	6.75%	6.25%
80	6.85%	6.35%
81	6.95%	6.45%
82	7.05%	6.55%
83	7.15%	6.65%
84	7.25%	6.75%
85+	7.35%	6.85%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JULY 15, 2013 AND AUGUST 31, 2013.

The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after SEPTEMBER 1, 2013. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
6.00%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.15%	2.65%
46	3.30%	2.80%
47	3.40%	2.90%
48	3.55%	3.05%
49	3.70%	3.20%
50	3.80%	3.30%
51	3.95%	3.45%
52	4.10%	3.60%
53	4.20%	3.70%
54	4.35%	3.85%
55	4.50%	4.00%
56	4.60%	4.10%
57	4.75%	4.25%
58	4.90%	4.40%

Age	Single Percentage	Spousal Percentage
59	5.00%	4.50%
60	5.15%	4.65%
61	5.25%	4.75%
62	5.35%	4.85%
63	5.45%	4.95%
64	5.55%	5.05%
65	5.65%	5.15%
66	5.70%	5.20%
67	5.75%	5.25%
68	5.80%	5.30%
69	5.85%	5.35%
70	5.90%	5.40%
71	5.95%	5.45%
72	6.00%	5.50%

Age	Single Percentage	Spousal Percentage
73	6.05%	5.55%
74	6.10%	5.60%
75	6.15%	5.65%
76	6.25%	5.75%
77	6.35%	5.85%
78	6.45%	5.95%
79	6.55%	6.05%
80	6.65%	6.15%
81	6.75%	6.25%
82	6.85%	6.35%
83	6.95%	6.45%
84	7.05%	6.55%
85+	7.15%	6.65%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JUNE 17, 2013 AND JULY 14, 2013.

The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after JULY 15, 2013. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.50%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.00%	2.50%
46	3.15%	2.65%
47	3.25%	2.75%
48	3.40%	2.90%
49	3.55%	3.05%
50	3.65%	3.15%
51	3.80%	3.30%
52	3.95%	3.45%
53	4.05%	3.55%
54	4.20%	3.70%
55	4.35%	3.85%
56	4.45%	3.95%
57	4.60%	4.10%
58	4.75%	4.25%

Age	Single Percentage	Spousal Percentage
59	4.85%	4.35%
60	5.00%	4.50%
61	5.10%	4.60%
62	5.20%	4.70%
63	5.30%	4.80%
64	5.40%	4.90%
65	5.50%	5.00%
66	5.55%	5.05%
67	5.60%	5.10%
68	5.65%	5.15%
69	5.70%	5.20%
70	5.75%	5.25%
71	5.80%	5.30%
72	5.85%	5.35%

Age	Single Percentage	Spousal Percentage
73	5.90%	5.40%
74	5.95%	5.45%
75	6.00%	5.50%
76	6.10%	5.60%
77	6.20%	5.70%
78	6.30%	5.80%
79	6.40%	5.90%
80	6.50%	6.00%
81	6.60%	6.10%
82	6.70%	6.20%
83	6.80%	6.30%
84	6.90%	6.40%
85+	7.00%	6.50%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MAY 1, 2013 AND JUNE 16, 2013.

The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after JUNE 17, 2013. Please visit www.prudential.com/personal/annuities/annuity-prospectuses or work with your Financial Professional to confirm the most current rates.

Income Growth Rate:
5.50%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.00%	2.50%
46	3.10%	2.60%
47	3.20%	2.70%
48	3.30%	2.80%
49	3.40%	2.90%
50	3.50%	3.00%
51	3.60%	3.10%
52	3.70%	3.20%
53	3.80%	3.30%
54	3.90%	3.40%
55	4.00%	3.50%
56	4.10%	3.60%
57	4.20%	3.70%
58	4.30%	3.80%

Age	Single Percentage	Spousal Percentage
59	4.40%	3.90%
60	4.50%	4.00%
61	4.60%	4.10%
62	4.70%	4.20%
63	4.80%	4.30%
64	4.90%	4.40%
65	5.00%	4.50%
66	5.10%	4.60%
67	5.20%	4.70%
68	5.30%	4.80%
69	5.40%	4.90%
70	5.50%	5.00%
71	5.60%	5.10%
72	5.70%	5.20%

Age	Single Percentage	Spousal Percentage
73	5.80%	5.30%
74	5.90%	5.40%
75	6.00%	5.50%
76	6.10%	5.60%
77	6.20%	5.70%
78	6.30%	5.80%
79	6.40%	5.90%
80	6.50%	6.00%
81	6.60%	6.10%
82	6.70%	6.20%
83	6.80%	6.30%
84	6.90%	6.40%
85+	7.00%	6.50%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN APRIL 1, 2013 AND APRIL 30, 2013.

Income Growth Rate:
5.50%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.00%	2.50%
46	3.10%	2.60%
47	3.20%	2.70%
48	3.30%	2.80%
49	3.40%	2.90%
50	3.50%	3.00%
51	3.60%	3.10%
52	3.70%	3.20%
53	3.80%	3.30%
54	3.90%	3.40%
55	4.00%	3.50%
56	4.10%	3.60%
57	4.20%	3.70%
58	4.30%	3.80%

Age	Single Percentage	Spousal Percentage
59	4.40%	3.90%
60	4.50%	4.00%
61	4.60%	4.10%
62	4.70%	4.20%
63	4.80%	4.30%
64	4.90%	4.40%
65	5.00%	4.50%
66	5.10%	4.60%
67	5.20%	4.70%
68	5.30%	4.80%
69	5.40%	4.90%
70	5.50%	5.00%
71	5.60%	5.10%
72	5.70%	5.20%

Age	Single Percentage	Spousal Percentage
73	5.80%	5.30%
74	5.90%	5.40%
75	6.00%	5.50%
76	6.10%	5.60%
77	6.20%	5.70%
78	6.30%	5.80%
79	6.40%	5.90%
80	6.50%	6.00%
81	6.60%	6.10%
82	6.70%	6.20%
83	6.80%	6.30%
84	6.90%	6.40%
85+	7.00%	6.50%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN FEBRUARY 25, 2013 AND MARCH 31, 2013.

Income Growth Rate:
5.50%
Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage
45	3.00%	2.50%
46	3.10%	2.60%
47	3.20%	2.70%
48	3.30%	2.80%
49	3.40%	2.90%
50	3.50%	3.00%
51	3.60%	3.10%
52	3.70%	3.20%
53	3.80%	3.30%
54	3.90%	3.40%
55	4.00%	3.50%
56	4.10%	3.60%
57	4.20%	3.70%
58	4.30%	3.80%

Age	Single Percentage	Spousal Percentage
59	4.40%	3.90%
60	4.50%	4.00%
61	4.60%	4.10%
62	4.70%	4.20%
63	4.80%	4.30%
64	4.90%	4.40%
65	5.00%	4.50%
66	5.10%	4.60%
67	5.20%	4.70%
68	5.30%	4.80%
69	5.40%	4.90%
70	5.50%	5.00%
71	5.60%	5.10%
72	5.70%	5.20%

Age	Single Percentage	Spousal Percentage
73	5.80%	5.30%
74	5.90%	5.40%
75	6.00%	5.50%
76	6.10%	5.60%
77	6.20%	5.70%
78	6.30%	5.80%
79	6.40%	5.90%
80	6.50%	6.00%
81	6.60%	6.10%
82	6.70%	6.20%
83	6.80%	6.30%
84	6.90%	6.40%
85+	7.00%	6.50%

Mailing

This prospectus describes the important features of the Annuity and provides information about Pruco Life Insurance Company (“Pruco Life”, “we”, “our”, “the Company”, or “us”) and the Pruco Life Flexible Premium Variable Annuity Account (Separate Account).

We have filed with the Securities and Exchange Commission (“SEC”) a Statement of Additional Information (SAI) that includes additional information about the Annuity, Pruco Life and the Separate Account. The SAI is incorporated by reference into this prospectus. The SAI is available from us, without charge, upon request. To request a copy of the SAI, to ask about your Annuity, or to make other investor inquiries, please call 1-888-PRU-2888.

We file periodic reports and other information about the Annuity and the Separate Account as required under the federal securities laws. Those reports and other information about us are available on the SEC’s website at www.sec.gov, and copies of reports and other information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

The Prudential Insurance Company of America
751 Broad Street
Newark, NJ 07102-3777

Edgar Contract Identifier: C000122186	PDIPROS

PRUDENTIAL DEFINED INCOME (PDI) VARIABLE ANNUITY
Flexible Premium Deferred Annuity

STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2025
PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

The variable annuity contract listed above (“Annuity“) is issued by PRUCO LIFE INSURANCE COMPANY (“Pruco Life” or the “Company”), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”) and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the “Account”).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THE PROSPECTUS DATED MAY 1, 2025 CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO PRUDENTIAL ANNUITIES SERVICE CENTER, P.O. BOX 7960, PHILADELPHIA, PA 19176 OR TELEPHONE 1-888-PRU-2888. YOU MAY ACCESS THE PROSPECTUS ON OUR WEBSITE AT THE LINK(S) BELOW.

Prudential Defined Income (PDI) Variable Annuity: C000122186	www.prudential.com/regdocs/PLAZ-PRUDEFINEDINC-STAT

1

GENERAL INFORMATION

Pruco Life Insurance Company

Pruco Life Insurance Company (“Pruco Life“) is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York. Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential“), a New Jersey stock life insurance company that has been doing business since 1875. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial“), a New Jersey insurance holding company.

Pruco Life Flexible Premium Variable Annuity Account

We have established a Separate Account, the Pruco Life Flexible Premium Variable Annuity Account (“Separate Account“), to hold the assets that are associated with the Annuities. The Separate Account was established under Arizona law on June 16, 1995, and is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The assets of the Separate Account are held in the name of Pruco Life which is the issuer of the Annuity and the depositor of the Separate Account. Values and benefits based on allocations to the Sub-accounts within the Separate Account will vary with the investment performance of the Portfolios, as applicable. We do not guarantee the investment results of any Sub-account.

We reserve the right to perform any or all of the following:

•	offer new Sub-accounts, eliminate Sub-accounts, substitute Sub-accounts or combine Sub-accounts;

•	close Sub-accounts to additional Purchase Payments on existing Annuities or close Sub-accounts for Annuities purchased on or after specified dates;

•	combine the Separate Account with other separate accounts;

•	deregister the Separate Account under the Investment Company Act of 1940;

•	manage the Separate Account as a management investment company under the Investment Company Act of 1940 or in any other form permitted by law;

•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;

•	establish a provision in the Annuity for federal income taxes if we determine, in our sole discretion, that we will incur a tax as the result of the operation of the Separate Account;

•	make any changes required by federal or state laws with respect to annuity contracts; and

•	to the extent dictated by any underlying Portfolio, impose a redemption fee or restrict transfers within any Sub-account.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - PRUDENTIAL ANNUITIES DISTRIBUTORS, INC.

Prudential Annuities Distributors, Inc. (“PAD”), a wholly-owned subsidiary of Prudential, is the distributor and principal underwriter of the Annuity. The Annuity is no longer offered for new sales.

PAD’s principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities Exchange Act of 1934 (the “Exchange Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).

PAD enters into distribution agreements with unaffiliated broker-dealers who are registered under the Exchange Act (“firms”). Applications for annuity products are solicited by registered representatives of those firms.

As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuity has been in effect.

With respect to all individual annuities issued by Pruco Life, PAD received commissions as follows: 2024: $744,837,102; 2023: $541,213,133; and 2022: $582,182,155. PAD retained none of those commissions.

Payments made to promote sale of our products.

In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm’s registered representatives), we and/or PAD pay certain broker-dealers cash

2

compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (“total assets”) subject to certain criteria in certain products; and/or percentage payments based on the total amount of money received as purchase payments under annuity products sold through the broker-dealer.

We or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the forms of non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The prospectus provides further information regarding compensation and provides a list that includes the names of the firms that we are aware (as of December 31, 2024) received cash compensation with respect to annuity business during 2024 (or as to which a payment amount was accrued during 2024). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity. During 2024, the least amount paid, and greatest amount paid, were $0.15 and $12,238,445.84, respectively.

MISSTATEMENT OF AGE OR SEX

If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit is based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.

CYBER SECURITY AND BUSINESS CONTINUITY RISKS

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, the Company is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of increasingly complex products, such as those that feature automatic asset transfer or reallocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.

The Company is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect the Company and our ability to conduct business and process transactions. Although the Company has business continuity plans, it is possible that the plans may not operate as intended or required and that the Company may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.

Cyber security events, disasters and similar events, whether deliberate or unintentional, that could impact the Company and Contract owners could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s Portfolios and with third-party service providers. Cyber security and other events affecting any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to a Portfolio, an inability to calculate unit values with respect to the Annuity and/or the net asset value (“NAV”) with respect to a Portfolio, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security and other events described above may result in adverse impacts to the Company, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by the Company may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by the Company in enhancing and upgrading computer systems and systems security following a cyber security failure or responding to a disaster or similar event. The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. In addition, the global spread of COVID-19 has caused the Company and its service providers to implement business continuity plans, including widespread use of work-from-home arrangements. Although the Company, our service providers, and the Portfolios offered under the Annuity

3

may have established business continuity plans and risk management systems to mitigate risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, the Company cannot control or assure the efficacy of the cyber security and business continuity plans and systems implemented by third-party service providers, the Portfolios, and the issuers in which the Portfolios invest.

The military invasion of Ukraine initiated by Russia in February 2022 and the resulting response by the United States and other countries have led to economic disruptions, as well as increased volatility and uncertainty in the financial markets. It is not possible to predict the ultimate duration and scope of the conflict, or the future impact on U.S. and global economies and financial markets.

FINANCIAL STATEMENTS

The financial statements of Pruco Life Flexible Premium Variable Annuity Account are incorporated into this Statement of Additional Information by reference to the latest financial statements on Form N-VPFS for the Pruco Life Flexible Premium Variable Annuity Account as filed with the SEC on April 3, 2025. The consolidated financial statements of Pruco Life Insurance Company are incorporated by reference to its annual report for the year ending December 31, 2024 on Form 10-K as filed with the SEC on March 26, 2025. Such financial statements have been audited by PricewaterhouseCoopers LLP (“PwC”), an independent registered public accounting firm. PwC’s principal business address is 300 Madison Avenue, New York, NY 10017-6204.

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PART C
OTHER INFORMATION

ITEM 27. EXHIBITS:

(a)

Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(b)	Not Applicable.
(c)(1)

Distribution and Principal Underwriting Agreement by and among Pruco Life Insurance Company (Depositor) and Prudential Annuities Distributors, Inc. “PAD” (Underwriter). Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(2)

Specimen Affiliated Insurer Amendment to Selling Agreement. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 3, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(3)

List of Broker Dealers selling under Original Selling Agreement. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 19, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(4)

List of Broker Dealers that executed Amendment to Selling Agreement. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 19, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(d)(1)

Specimen Variable Annuity Contract (including schedule pages) (P-BBND(2/13)). Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-184541, filed January 31, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(2)

Specimen Lifetime Income with Death Benefit Rider (P-RID-LI-DB(5/14)). Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4, Registration Statement No. 333-184541, filed January 28, 2014 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(3)

Specimen Medically Related Surrender Endorsement (P-END-MRS(2/13)). Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-184541, filed January 31, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(4)

Specimen Individual Retirement Annuity Endorsement P-END-IRA (2/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(5)

Specimen Roth Individual Retirement Annuity Endorsement P-END-ROTH (2/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(6)

Specimen Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN (2/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(7)

Specimen Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN (2/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(8)

Specimen 403(b) Annuity Endorsement (P-END-403 (2/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(9)

Amendatory Tax Endorsement Incorporated by reference to Post-Effective Amendment No.1 to Form N-4, Registration Statement No.333-184541, filed April 12, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(e)

Application for Variable Annuity Contract (P-BBND-APP (2/13)). Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-184541, filed January 31, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(f)(1)

Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(2)	By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. Incorporated by reference to Form 10-Q, as filed August 15, 1997, on behalf of Pruco Life Insurance Company.
(g)	Not Applicable.
(h)(1)

AST Fund Participation Agreement dated May 1, 2005, as amended and restated June 8, 2005, by and among Pruco Life Insurance Company, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 3, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(2)

Shareholder Information Agreement (Sample Rule 22C-2) Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-130989, filed April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(3)

Amendment effective as of February 25, 2013 to Fund Participation Agreement between Advanced Series Trust, Prudential Investments LLC, AST Investment Services, Inc., Prudential Annuities Distributors, Inc., Prudential Investment Management Services LLC and Pruco Life Insurance Company. Incorporated by reference to Post-Effective Amendment No.1 to Form N-4, Registration Statement No.333-184541, filed April 12, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(i)	Not Applicable.
(j)	Not Applicable.
(k)	Opinion of Counsel. Filed Herewith
(l)(1)	Written Consent of Independent Registered Public Accounting Firm. Filed Herewith
(2)	Powers of Attorney: Reshma V. Abraham, Markus Coombs, Alan M. Finkelstein, Scott E. Gaul, Bradley O. Harris, Salene Hitchcock-Gear and Dylan J. Tyson. Filed Herewith
(m)	Not Applicable.
(n)	Not Applicable.
(o)	Not Applicable.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR
Reshma V. Abraham 213 Washington Street Newark, New Jersey 07102	Director and Vice President
Markus Coombs 213 Washington Street Newark, New Jersey 07102	Director, Chief Accounting Officer, Chief Financial Officer, and Vice President
Alan M. Finkelstein 751 Broad Street Newark, New Jersey 07102	Director and Treasurer
Scott E. Gaul One Corporate Drive Shelton, Connecticut 06484	Director and Vice President
Bradley O. Harris 213 Washington Street Newark, New Jersey 07102	Director
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102	Director
Daniel T. McNulty 600 Office Center Drive, Apex Office Park Fort Washington, Pennsylvania 19034	Chief Compliance Officer, Variable Life & Variable Annuities Registered Separate Accounts
Matthew Silver 213 Washington Street Newark, New Jersey 07102	Chief Actuary and Senior Vice President
Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484	President & Chief Executive Officer and Director
Amy M. Woltman 751 Broad Street Newark, New Jersey 07102	Chief Legal Officer, Vice President and Secretary

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:

The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company (“Pruco Life”)); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”)). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. (“PFI”) are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 13, 2025, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential’s Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential’s Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the “Act”). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 30. INDEMNIFICATION:

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Pruco Life Insurance Company (“Pruco”), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco’s By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS:

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by various insurance companies. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Qualified Individual Variable Contract Account, The Prudential Individual Variable Contract Account, Prudential’s Annuity Plan Account, Prudential’s Investment Plan Account, and Prudential’s Annuity Plan Account-2. In addition, PAD serves as principal underwriter for variable annuities issued by Fortitude Life Insurance & Annuity Company and its Fortitude Life Insurance & Annuity Company Variable Account B.

(b) Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER
Suzanne Amari One Corporate Drive Shelton, Connecticut 06484	Director
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103	Senior Vice President and Director
Tracey Carroll One Corporate Drive Shelton, Connecticut 06484	President and Director
Jessica Conley 2101 Welsh Road Dresher, Pennsylvania 19025	Vice President
Markus Coombs 213 Washington Street Newark, New Jersey 07102	Director
Kelly Florio 751 Broad Street Newark, New Jersey 07102	Anti-Money Laundering Officer
Christina A. Hartnett One Corporate Drive Shelton, Connecticut 06484	Chief Operating Officer and Vice President
Donald Mallavia One Corporate Drive Shelton, Connecticut 06484	Director
Shane T. McGrath 280 Trumbull Street Hartford, Connecticut 06103	Chief Compliance Officer and Vice President

NAME	POSITIONS AND OFFICES WITH UNDERWRITER
Anju Nanda One Corporate Drive Shelton, Connecticut 06484	Chairman, Chief Executive Officer and Director
Frank Papasavas 751 Broad Street Newark, New Jersey 07102	Treasurer
Robert P. Smit 751 Broad Street Newark, New Jersey 07102	Chief Financial Officer and Controller
Jordan Thomsen 213 Washington Street Newark, New Jersey 07102	Chief Legal Officer and Secretary
Amy M. Woltman 751 Broad Street Newark, New Jersey, 07102	Vice President and Assistant Secretary

(c) Commissions received by PAD during 2024 with respect to all individual annuities issued by Pruco Life.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$744,837,102	$-0-	$-0-	$-0-
*	PAD did not retain any of these commissions.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

Provided in the Registrant’s most recent report on Form N-CEN.

ITEM 33. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.

ITEM 34. FEE REPRESENTATION

Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark and the State of New Jersey on this 3rd day of April 2025.

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT REGISTRANT BY: PRUCO LIFE INSURANCE COMPANY DEPOSITOR
By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer
PRUCO LIFE INSURANCE COMPANY DEPOSITOR
By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Reshma V. Abraham* Reshma V. Abraham	Director and Vice President	April 3, 2025
Markus Coombs* Markus Coombs	Chief Financial Officer, Chief Accounting Officer, Vice President and Director	April 3, 2025
Alan M. Finkelstein* Alan M. Finkelstein	Director and Treasurer	April 3, 2025
Scott E. Gaul* Scott E. Gaul	Director and Vice President	April 3, 2025
Bradley O. Harris* Bradley O. Harris	Director	April 3, 2025
Salene Hitchcock-Gear* Salene Hitchcock-Gear	Director	April 3, 2025
Dylan J. Tyson* Dylan J. Tyson	Director, President and Chief Executive Officer	April 3, 2025

By:	/s/ Elizabeth L. Gioia
Elizabeth L. Gioia
*	Executed by Elizabeth L. Gioia on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS

Exhibit No.	Description
(k)	Opinion of Counsel.
(l)(1)	Written Consent of Independent Registered Public Accounting Firm.
(l)(2)	Powers of Attorney: Reshma V. Abraham, Markus Coombs, Alan M. Finkelstein, Scott E. Gaul, Bradley O. Harris, Salene Hitchcock-Gear and Dylan J. Tyson.